UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        File No. 2-58043

Pre-Effective Amendment No.                                                 |_|


Post-Effective Amendment No. 47                                             |X|


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      File No. 811-2716


Amendment No. 48                                                            |X|


                        (Check appropriate box or boxes.)



                           NATIONWIDE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)



                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)



                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code         (614) 249-7111
                                                          ----------------------




    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering              MAY 1. 2005

                                                          ----------------------


It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered      DEFERRED VARIABLE ANNUITY CONTRACT
                                          --------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account

                   The date of this prospectus is May 1, 2005.


--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 22. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                         Nationwide Life Insurance Company
                         P.O. Box 182021
                         Columbus, Ohio 43218-2021

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


o AIM Dynamics Fund: Investor Class (formerly, INVESCO Dynamics Fund:
  Investor Class)
o American Century Growth: Investor Class
o American Century Income & Growth: Investor Class
o American Century Short Term Government: Investor Class
o American Century Ultra: Investor Class
o American Century Variable Portfolios, Inc. - American Century VP International
   Fund: Class IV+
o Credit Suisse Global Fixed Income Fund: Common Class
o Delchester Fund: Institutional Class
o Dreyfus A Bonds Plus, Inc.
o Dreyfus Appreciation Fund, Inc.
o Dreyfus Premier Balanced Opportunity Fund: Class Z
o Dreyfus S&P 500 Index Fund
o Evergreen Equity Income Fund: Class I
o Federated Bond Fund: Class F
o Federated High Yield Trust*
o Fidelity Advisor Balanced Fund: Class T
o Fidelity Advisor Equity Income Fund: Class T
o Fidelity Advisor Growth Opportunities Fund: Class T
o Fidelity Asset Manager(TM)
o Fidelity Equity-Income Fund
o Fidelity Magellan Fund
o Fidelity Puritan Fund
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R+
o Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3+
o Gartmore Bond Fund: Class D
o Gartmore Government Bond Fund: Class D
o Gartmore Growth Fund: Class A
o Gartmore Large Cap Value Fund: Class A
o Gartmore Money Market Fund: Prime Shares
o Gartmore Nationwide(R) Fund: Class D
o Gartmore S&P 500(R) Index Fund: Service Class
o Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations
  Funds: Class II
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
  >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
o Lazard Small Cap Portfolio: Open Shares
o MFS(R) Strategic Income Fund: Class A
o Neuberger Berman Guardian Fund: Investor Class
o Neuberger Berman Limited Maturity Bond Fund: Investor Class
o Neuberger Berman Partners Fund: Investor Class
o Neuberger Berman Socially Responsive Fund: Trust Class
o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
   Class 4+

o Phoenix Balanced Fund: Class A (formerly, Phoenix-Oakhurst Balanced Fund
  Series: Class A)


THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE TO PLANS ESTABLISHED PRIOR TO MARCH 6, 1998:


o Neuberger Berman Genesis Fund: Trust Class


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:


o Credit Suisse Mid-Cap Growth Fund: Common Class
o Dreyfus Premier Third Century Fund, Inc.: Class Z
o Gartmore Small Cap Fund: Class A
o Wells Fargo Advantage Common Stock Fund: Class Z (formerly, Strong Advisor Common Stock Fund: Class Z)
o Wells Fargo Advantage Large Cap Growth Fund: Investor Class (formerly, Strong Large Cap Growth Fund: Investor Class)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 24, 2004:

o Janus Fund
o Janus Twenty Fund


EFFECTIVE DECEMBER 1, 1993, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


o Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
  Initial Class*


EFFECTIVE MAY 1, 1999, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

o Fidelity Capital & Income Fund

EFFECTIVE DECEMBER 19, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


o Gartmore Growth Fund: Class D


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


o American Century International Growth Fund: Investor Class
o Fidelity Advisor High Income Advantage Fund: Class T*
o Janus Worldwide Fund
o Oppenheimer Global Fund: Class A
o Templeton Foreign Fund: Class A


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's Simple IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES ..........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
CONDENSED FINANCIAL INFORMATION.............................
FINANCIAL STATEMENTS........................................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account
THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
CHARGES AND DEDUCTIONS......................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge ("CDSC")
     Waiver of CDSC
     Contract Maintenance Charge
     Premium Taxes
     Short-Term Trading Fees
CONTRACT OWNERSHIP..........................................
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Plan
CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING.................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A:UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................
APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)
     MAXIMUM CDSC FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993.......................................................     7% 1
     MAXIMUM CDSC FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993                                                               5% 2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5% 3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount) ..................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE                                                                                    $30 4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     VARIABLE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

         MORTALITY AND EXPENSE RISK CHARGE...............................................................................     1.25%

         ADMINISTRATION CHARGE...........................................................................................     0.05%

              TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES.....................................................................     1.30%

     VARIABLE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993

         MORTALITY AND EXPENSE RISK CHARGE...............................................................................     1.30%
----------------------------------------------------------------------------------------------------------------------------- -----

---------------------------
1 Range of CDSC over time:

NUMBER OF COMPLETED YEARS           ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
FROM DATE OF PURCHASE PAYMENT           0          1           2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                         7%         6%          5%         4%         3%          2%         1%         0%
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------


Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:

(1) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

(2) for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.

As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.50%                  1.65%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)

--------------------------------------------------------------------------------- ---------------------- ----------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o    Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas
     Portfolio: Service Class 2R

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 4


EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule;

o a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and

o    the total variable account charges associated with the contract (1.30%).

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

Maximum Total Underlying Mutual
Fund Operating Expenses (1.65%)        941    1,400  1,941   3,667    341   1,040   1,761   3,667     *    1,040   1,761    3,667
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.50%)        821    1,040  1,346   2,504    221    680    1,166   2,504     *     680    1,166    2,504

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual
Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement
Annuities. Such contracts are, however, issued to custodians of Individual
Retirement Accounts for the benefit of Individual Retirement Account holders.
Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus.

CHARGES AND EXPENSES
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an

                                       6

annualized rate of 1.30% of the daily net assets of the variable account.
Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.
For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance
Charge of $30 from the contract value.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax
Considerations" in Appendix C: Contract Types and Tax Information and "Premium
Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see
"Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B: Condensed Financial Information for information regarding accumulation units.

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional
Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
Nationwide is a provider of life insurance, annuities and retirement products.
It is admitted to do business in all states, the District of Columbia and Puerto
Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The
Companies were organized under Ohio law in December 1925 and 1933 respectively.
The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment
Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment
Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.
The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified
Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

                                       7

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.
Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.
If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.
     Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money
     Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis.
As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

                                       8

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including
CDSC.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay
Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred).
These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets.
Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater

                                       9

the higher the investment return and the longer the contract is held.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account. This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge reimburses Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since
Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan.
No CDSC is deducted on transfers between the fixed account and the variable account. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

---------------------------------- ---------------------
 NUMBER OF COMPLETED YEARS FROM      CDSC PERCENTAGE
    DATE OF PURCHASE PAYMENT
---------------------------------- ---------------------
                0                           7%
---------------------------------- ---------------------
                1                           6%
---------------------------------- ---------------------
                2                           5%
---------------------------------- ---------------------
                3                           4%
---------------------------------- ---------------------
                4                           3%
---------------------------------- ---------------------
                5                           2%
---------------------------------- ---------------------
                6                           1%
---------------------------------- ---------------------
                7                           0%
---------------------------------- ---------------------

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)   for first year withdrawals of up to 10% of purchase payments for Individual
     Retirement Account rollover contracts; or

b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered. In no event will any CDSC be charged against any amounts held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

WAIVER OF CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)   the plan participant becomes disabled (within the meaning of Internal
     Revenue Code Section 72(m)(7));

3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

                                       10

4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)   the plan participant dies; or

6)   the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)   the designated annuitant dies; or

2)   the contract owner annuitizes after 2 years in the contract.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's
CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable
CDSC schedule that is part of the new contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance
Charge varies from $0 to $30 depending on certain underwriting considerations.
Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund
(and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund;
none of the fee proceeds will be retained by Nationwide or the variable account.

                                       11

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o    scheduled and systematic transfers, such as Dollar Cost Averaging, Asset
     Rebalancing, and Systematic Withdrawals;

o    contract surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay the annual Contract Maintenance
     Charge;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

CONTRACT OWNERSHIP

All contract rights are exercised by the annuitant. Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the annuitant; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.
This person must be age 78 or younger at the time of contract issuance, unless
Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. More than one beneficiary can be named. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o     New Year's Day                  o     Independence Day
o     Martin Luther King, Jr. Day     o     Labor Day
o     Presidents' Day                 o     Thanksgiving
o     Good Friday                     o     Christmas
o     Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

                                       12

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.
Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;
     and

2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.
This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

                                       13

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).
For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other
Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple
Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract ADVISERS to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

                                       14

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar
Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account. Nationwide reserves the right to refuse transfers to the fixed account from the variable account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal
Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information.
When taking a full surrender, the contract must accompany the written request.
Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days.
However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.
Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.
Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

                                       15

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    the Contract Maintenance Charge;

o    underlying mutual fund charges;

o    investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified
Plan.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset
Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Gartmore Money Market Fund - Prime Shares to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.
Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost
Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.
Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost
Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.
Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs
Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Gartmore Money Market Fund - Prime Shares.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or

                                       16

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.
Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The annuity commencement date may be changed before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period
     (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


                                       17


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

An annuity payment option must be elected before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states.
Annuitants may request other options before the annuitization date. These options are subject to Nationwide's approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal
Revenue Code.

DEATH BENEFITS

DEATH OF ANNUITANT

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


                                       18


For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions
     (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

                                       19

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years.
Numerous regulatory agencies, including the SEC, the NASD and the New York State
Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.
Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including
Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled
Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member.
Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On
December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United
States District Court for the Northern District of Mississippi entitled United
Investors Life Insurance Company v. Nationwide Life Insurance Company and/or
Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity
Insurance Company and/or Nationwide Life and Annuity Company of America and/or
Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and
John Does A-Z. In its complaint, plaintiff United Investors alleges that
Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United
Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services,
Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity
Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May
24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss.
The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

                                       20

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled
Edward Miller, Individually, and on behalf of all others similarly situated, v.
Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff
Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of
Appeals affirmed the judgment of the District Court dismissing the complaint.
The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States
District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v.
Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July
6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment.
The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard
CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



                                       21

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE

General Information and History.................................1
Services........................................................1
Purchase of Securities Being Offered............................2
Underwriters....................................................2
Annuity Payments................................................2
Financial Statements............................................3



                                       22


APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.



AIM DYNAMICS FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY GROWTH: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY INCOME & GROWTH: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth by investing in common stocks.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY INTERNATIONAL GROWTH: INVESTOR CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY SHORT TERM GOVERNMENT: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income and preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY ULTRA: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

CREDIT SUISSE GLOBAL FIXED INCOME FUND: COMMON CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum total investment return.

------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE MID-CAP GROWTH FUND: COMMON CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


DELCHESTER FUND: INSTITUTIONAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Delaware Management Company, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS A BONDS PLUS, INC.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return consisting of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS APPRECIATION FUND, INC.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS PREMIER BALANCED OPPORTUNITY FUND: CLASS Z

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wisconsin Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return through a combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS PREMIER THIRD CENTURY FUND, INC.: CLASS Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS S&P 500 INDEX FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


EVERGREEN EQUITY INCOME FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Evergreen Investment Management Company, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED BOND FUND: CLASS F

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED HIGH YIELD TRUST

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR BALANCED FUND: CLASS T

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR EQUITY INCOME FUND: CLASS T

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Seeks a yield, which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND: CLASS T

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND: CLASS T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY ASSET MANAGER(TM)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY CAPITAL & INCOME FUND
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Provide income and capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY EQUITY-INCOME FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY MAGELLAN FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY PURITAN FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Mutual Advisers, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE BOND FUND: CLASS D

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GOVERNMENT BOND FUND: CLASS D

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GROWTH FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE GROWTH FUND: CLASS D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE LARGE CAP VALUE FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     NorthPointe Capital, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return, consisting of both capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE MONEY MARKET FUND: PRIME SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE NATIONWIDE(R) FUND: CLASS D

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE S&P 500(R) INDEX FUND: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Provide investment results that correspond to the price and yield performance represented by the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE SMALL CAP FUND: CLASS A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS FUND
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS TWENTY FUND
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS WORLDWIDE FUND
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


LAZARD SMALL CAP PORTFOLIO: OPEN SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Lazard Asset Management

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) STRATEGIC INCOME FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income and capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN GENESIS FUND: TRUST CLASS
The underlying mutual fund is only available to plans established prior to March 6, 1998.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN GUARDIAN FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN LIMITED MATURITY BOND FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN PARTNERS FUND: INVESTOR CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND: TRUST CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER GLOBAL FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

PHOENIX BALANCED FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Phoenix Investment Council

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


TEMPLETON FOREIGN FUND: CLASS A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE COMMON STOCK FUND: CLASS Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND: INVESTOR CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Wells Fargo Funds Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Wells Capital Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.


On April 8, 2005, the Strong Advisor Common Stock Fund: Class Z merged into the Wells Fargo Advantage Common Stock Fund: Class Z. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying fund was still the Strong Advisor Common Stock Fund:
Class Z.

On April 8, 2005, the Strong Large Cap Growth Fund: Investor Class merged into the Wells Fargo Advantage Large Cap Growth Fund: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying fund was still the Strong Large Cap Growth Fund:
Investor Class.


-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

AIM Dynamics Fund:                 9.680909             10.695979               10.49%              412,876         2004
Investor Class                     7.093317              9.680909               36.48%              499,079         2003
                                  10.740031              7.093317              -33.95%              473,937         2002
                                  16.215857             10.740031              -33.77%              593,472         2001
                                  17.811356             16.215857               -8.96%              642,744         2000
                                  10.504025             17.811356               69.57%              198,949         1999
                                  10.000000             10.504025                5.04%                    0         1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century Growth:         71.188047             77.223763                8.48%              103,411          2004
Investor Class                   57.972941             71.188047               22.80%              111,223          2003
                                 79.512370             57.972941              -27.09%              122,347          2002
                                 99.058910             79.512370              -19.73%              138,099          2001
                                117.667874             99.058910              -15.81%              148,234          2000
                                 88.518097            117.667874               32.93%              153,919          1999
                                 65.572069             88.518097               34.99%              150,519          1998
                                 51.389039             65.572069               27.60%              158,492          1997
                                 45.274141             51.389039               13.51%              186,518          1996
                                 38.113717             45.274141               18.79%              231,124          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century Income &        16.697268             18.619717               11.51%              404,011          2004
Growth: Investor Class           13.050867             16.697268               27.94%              431,937          2003
                                 16.400321             13.050867              -20.42%              459,146          2002
                                 18.136235             16.400321               -9.57%              524,128          2001
                                 20.537578             18.136235              -11.69%              539,511          2000
                                 17.640513             20.537578               16.42%              534,684          1999
                                 14.002308             17.640513               25.98%              397,026          1998
                                 10.551440             14.002308               32.71%              135,424          1997
                                 10.000000             10.551440                5.51%               18,133          1996*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century                 17.871836             20.340371               13.81%               91,338          2004
International Growth:            14.441600             17.871836               23.75%              115,663          2003
Investor Class                   18.119357             14.441600              -20.30%              109,800          2002
                                 25.077938             18.119357              -27.75%              123,761          2001
                                 29.892733             25.077938              -16.11%              123,327          2000
                                 18.416900             29.892733               62.31%               67,212          1999
                                 15.678789             18.416900               17.46%               48,212          1998
                                 13.268469             15.678789               18.17%               31,799          1997
                                 11.748911             13.268469               12.93%                7,683          1996
                                 10.000000             11.748911               17.49%               25,477          1995*

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century Short           26.972536             26.797259               -0.65%               70,340          2004
Term Government: Investor        27.026869             26.972536               -0.20%               77,580          2003
Class                            26.022142             27.026869                3.86%              102,559          2002
                                 24.610929             26.022142                5.73%               71,996          2001
                                 23.132624             24.610929                6.39%              102,017          2000
                                 23.012292             23.132624                0.52%               87,493          1999
                                 21.986961             23.012292                4.66%              131,664          1998
                                 21.012508             21.986961                4.64%              138,808          1997
                                 20.449954             21.012508                2.75%              157,941          1996
                                 18.748399             20.449954                9.08%              216,620          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century Ultra:          19.526904             21.334246                9.26%              708,437          2004
Investor Class                   15.723098             19.526904               24.19%              801,688          2003
                                 20.728384             15.723098              -24.15%              875,966          2002
                                 24.597823             20.728384              -15.73%              995,997          2001
                                 31.115121             24.597823              -20.95%            1,057,861          2000
                                 22.284614             31.115121               39.63%              958,510          1999
                                 16.780808            722.284614               32.80%              784,677          1998
                                 13.807925             16.780808               21.53%              660,821          1997
                                 12.289075             13.807925               12.36%              530,842          1996
                                  9.043121             12.289075               35.89%              266,570          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

American Century Variable        10.000000             11.262256               12.62%               26,325          2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Credit Suisse Global Fixed       13.982132             15.136096                8.25%               65,791          2004
Income Fund: Common Class        12.375436             13.982132               12.98%               72,744          2003
                                 11.376047             12.375436                8.79%               50,344          2002
                                 11.172038             11.376047                1.83%               16,666          2001
                                 10.554122             11.172038                5.85%               15,052          2000
                                 10.651516             10.554122               -0.91%                5,420          1999
                                 10.000000             10.651516                6.52%               14,079          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Credit Suisse Mid-Cap            13.172521             14.766446               12.10%              268,276          2004
Growth Fund: Common Class         9.181258             13.172521               43.47%              282,864          2003
                                 13.319611              9.181258              -31.07%              263,436          2002
                                 17.950417             13.319611              -25.80%              317,127          2001
                                 20.672241             17.950417              -13.17%              339,409          2000
                                 14.769496             20.672241               39.97%              288,739          1999
                                 14.140391             14.769496                4.45%              338,034          1998
                                 11.814248             14.140391               19.69%              316,835          1997
                                 10.895016             11.814248                8.44%              250,912          1996
                                 10.000000             10.895016                8.95%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Delchester Fund:                 12.979850             14.764123               13.75%               40,881          2004
Institutional Class              10.058200             12.979850               29.05%               43,329          2003
                                 10.141053             10.058200               -0.82%               28,131          2002
                                 11.024016             10.141053               -8.01%               39,799          2001
                                 14.244875             11.024016              -22.61%               57,457          2000
                                 14.911925             14.244875               -4.47%               79,605          1999
                                 15.348845             14.911925               -2.85%               73,489          1998
                                 13.618147             15.348845               12.71%               87,319          1997
                                 12.257125             13.618147               11.10%               70,363          1996
                                 10.867271             12.257125               12.79%               65,214          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Dreyfus A Bonds Plus, Inc.       14.901024             15.163767                1.76%              213,108          2004
                                 14.425775             14.901024                3.29%              231,833          2003
                                 13.547919             14.425775                6.48%              228,069          2002
                                 13.124465             13.547919                3.23%              202,272          2001
                                 12.061566             13.124465                8.81%              157,768          2000
                                 12.008201             12.061566                0.44%              160,276          1999
                                 11.848519             12.008201                1.35%               14,859          1998
                                 10.958199             11.848519                8.12%              156,006          1997
                                 10.819193             10.958199                1.28%              169,248          1996
                                  9.110600             10.819193               18.75%               53,005          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Dreyfus Appreciation Fund,       11.878945             12.377658                4.20%              226,598          2004
Inc.                              9.997121             11.878945               18.82%              218,248          2003
                                 12.224747              9.997121              -18.22%              206,442          2002
                                 13.878593             12.224747              -11.92%              173,920          2001
                                 13.811292             13.878593                0.49%              161,490          2000
                                 12.724781             13.811292                8.54%              156,211          1999
                                 10.000000             12.724781               27.25%               56,730          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Balanced         10.000000             10.128127                1.28%              132,614          2004*
Opportunity Fund: Class Z

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Dreyfus Premier Third            18.596846             19.443020                4.55%               48,888          2004
Century Fund, Inc.:              14.968630             18.596846               24.24%               54,525          2003
Class Z                          21.473521             14.968630              -30.29%               59,417          2002
                                 28.523380             21.473521              -24.72%               70,673          2001
                                 33.178138             28.523380              -14.03%               72,298          2000
                                 25.825514             33.178138               28.47%               59,207          1999
                                 20.101260             25.825514               28.48%               41,708          1998
                                 15.742432             20.101260               27.69%               35,892          1997
                                 12.829548             15.742432               22.70%               21,194          1996
                                  9.570659             12.829548               34.05%               12,292          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Dreyfus S&P 500 Index Fund       25.670476             27.967641                8.95%              688,018          2004
                                 20.305178             25.670476               20.90%              712,645          2003
                                 26.550137             20.305178              -23.52%              723,651          2002
                                 30.697964             26.550137              -13.51%              789,038          2001
                                 34.392545             30.697964              -10.74%              746,793          2000
                                 28.976575             34.392545               18.69%              692,394          1999
                                 22.921661             28.976575               26.42%              429,513          1998
                                 17.509385             22.921661               30.91%              332,923          1997
                                 14.505515             17.509385               20.71%              187,389          1996
                                 10.749166             14.505515               34.95%               33,323          1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Evergreen Equity Income          21.686551             23.641567                9.01%               46,314          2004
Fund: Class I                    16.713543             21.686551               29.75%               39,991          2003
                                 19.323871             16.713543              -13.51%               35,669          2002
                                 20.691982             19.323871               -6.61%               37,440          2001
                                 19.561585             20.691982                5.78%               69,614          2000
                                 17.031564             19.561585               14.85%               72,494          1999
                                 17.394044             17.031564               -2.08%               75,243          1998
                                 14.032960             17.394044               23.95%               63,791          1997
                                 12.594984             14.032960               11.42%               65,357          1996
                                 10.301799             12.594984               22.26%               60,789          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Federated Bond Fund: Class       14.339221             15.112552                5.39%              130,569          2004
F                                12.871381             14.339221               11.40%              126,027          2003
                                 12.195901             12.871381                5.54%              134,479          2002
                                 11.514205             12.195901                5.92%              123,470          2001
                                 11.130751             11.514205                3.44%              108,245          2000
                                 11.547474             11.130751               -3.61%              139,182          1999
                                 11.076983             11.547474                4.25%              104,392          1998
                                 10.117861             11.076983                9.48%               33,538          1997
                                 10.000000             10.117861                1.18%                9,873          1996*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Federated High Yield Trust       10.400769             11.459485               10.18%              149,650          2004
                                  8.580012             10.400769               21.22%              121,542          2003
                                  8.687742              8.580012               -1.24%               85,284          2002
                                  8.971948              8.687742               -3.17%               49,468          2001
                                 10.042770              8.971948              -10.66%               45,649          2000
                                  9.976102             10.042770                0.67%               49,637          1999
                                 10.000000              9.976102               -0.24%               49,055          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Balanced        14.499103             15.021462                3.60%               85,032          2004
Fund: Class T                    12.496654             14.499103               16.02%               83,222          2003
                                 13.924940             12.496654              -10.26%               85,330          2002
                                 14.384426             13.924940               -3.19%               86,449          2001
                                 15.455350             14.384426               -6.93%               79,760          2000
                                 14.984876             15.455350                3.14%               86,087          1999
                                 13.150098             14.984876               13.95%               31,056          1998
                                 10.890814             13.150098               20.74%               13,345          1997
                                 10.177458             10.890814                7.01%                2,740          1996
                                 10.000000             10.177458                1.77%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Equity          18.385959             20.305263               10.44%              207,283          2004
Income Fund: Class T             14.506340             18.385959               26.74%              182,727          2003
                                 17.422645             14.506340              -16.74%              173,217          2002
                                 18.092498             17.422645               -3.70%              145,153          2001
                                 16.762859             18.092498                7.93%              114,461          2000
                                 16.455574             16.762859                1.87%              122,013          1999
                                 14.355400             16.455574               14.63%              103,814          1998
                                 11.552736             14.355400               24.26%               84,318          1997
                                 10.213719             11.552736               13.11%               59,163          1996
                                 10.000000             10.213719                2.14%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Advisor Growth          12.607995             13.309487                5.56%              330,246          2004
Opportunities Fund:               9.882801             12.607995               27.58%              370,410          2003
Class T                          12.909284              9.882801              -23.44%              375,670          2002
                                 15.413519             12.909284              -16.25%              414,206          2001
                                 19.101353             15.413519              -19.31%              443,491          2000
                                 18.629791             19.101353                2.53%              488,519          1999
                                 15.224094             18.629791               22.37%              391,088          1998
                                 11.997760             15.224094               26.89%              315,184          1997
                                 10.325686             11.997760               16.19%              177,245          1996
                                 10.000000             10.325686                3.26%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Advisor High              15.410426           17.462087                 13.31%              137,174        2004
Income Advantage Fund:             10.878719           15.410426                 41.66%              191,012        2003
Class T                            11.483101           10.878719                 -5.26%              174,086        2002
                                   11.774147           11.483101                 -2.47%              184,770        2001
                                   13.417364           11.774147                -12.25%              209,619        2000
                                   12.545500           13.417364                  6.95%              219,180        1999
                                   12.767617           12.545500                 -1.74%               22,247        1998
                                   11.241941           12.767617                 13.57%              195,236        1997
                                   10.057673           11.241941                 11.77%               70,939        1996
                                   10.000000           10.057673                  0.58%                    0        1995*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Asset ManagerTM           19.400449           20.181802                  4.03%              193,635        2004
                                   16.774479           19.400449                 15.65%              231,667        2003
                                   18.484216           16.774479                 -9.25%              242,946        2002
                                   19.494857           18.484216                 -5.18%              284,944        2001
                                   19.290540           19.494857                  1.06%              299,977        2000
                                   17.206302           19.290540                 12.11%              290,579        1999
                                   15.016191           17.206302                 14.58%              240,850        1998
                                   12.442308           15.016191                 20.57%              244,272        1997
                                   11.183603           12.442308                 11.25%              244,667        1996
                                    9.589367           11.183603                 16.63%              198,546        1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Capital & Income          61.305695           68.113552                 11.10%                7,899        2004
Fund                               44.643248           61.305695                 37.32%               11,090        2003
                                   45.417819           44.643248                 -1.71%               12,054        2002
                                   48.286748           45.417819                 -5.94%               13,985        2001
                                   54.000183           48.286748                -10.58%               15,364        2000
                                   48.330455           54.000183                 11.73%               17,840        1999
                                   46.743425           48.330455                  3.40%               24,848        1998
                                   41.287772           46.743425                 13.21%               27,378        1997
                                   37.550944           41.287772                  9.95%               29,770        1996
                                   32.589111           37.550944                 15.23%               37,608        1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Equity-Income Fund        87.753466           96.389416                  9.84%              112,880        2004
                                   68.411071           87.753466                 28.27%              119,162        2003
                                   83.671321           68.411071                -18.24%              121,343        2002
                                   89.259809           83.671321                 -6.26%              137,625        2001
                                   83.313397           89.259809                  7.14%              146,711        2000
                                   78.774753           83.313397                  5.76%              193,545        1999
                                   70.928467           78.774753                 11.06%              216,592        1998
                                   55.285184           70.928467                 28.30%              245,733        1997
                                   46.285491           55.285184                 19.44%              257,747        1996
                                   35.576037           46.285491                 30.10%              263,736        1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Magellan Fund             26.040039           27.627451                  6.10%              737,378        2004
                                   21.136094           26.040039                 23.20%              837,429        2003
                                   28.053548           21.136094                -24.66%              941,898        2002
                                   32.174567           28.053548                -12.81%            1,116,333        2001
                                   35.935860           32.174567                -10.47%            1,162,034        2000
                                   29.350937           35.935860                 22.44%            1,080,953        1999
                                   22.253917           29.350937                 31.89%              775,189        1998
                                   17.810611           22.253917                 24.95%              655,202        1997
                                   16.158074           17.810611                 10.23%                6,562        1996
                                   11.964387           16.158074                 35.05%               63,859        1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Puritan Fund              26.314924           28.381949                  7.85%              379,995        2004
                                   21.817307           26.314924                 20.61%              407,038        2003
                                   24.004249           21.817307                 -9.11%              455,032        2002
                                   25.581595           24.004249                 -2.35%              526,520        2001
                                   23.106868           24.581595                  6.38%              546,155        2000
                                   22.760633           23.106868                  1.52%              637,179        1999
                                   19.778111           22.760633                 15.08%              631,678        1998
                                   16.377974           19.778111                 20.76%               99,590        1997
                                   14.410892           16.377974                 13.65%               75,617        1996
                                   12.020413           14.410892                 19.89%                1,466        1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Variable                  21.811575           23.593274                  8.17%                  875        2004
Insurance Products Fund -          17.364297           21.811575                 25.61%                2,909        2003
VIP High Income Portfolio:         17.007355           17.364297                  2.10%                2,911        2002
Initial Class                      19.523183           17.007355                -12.89%                4,118        2001
                                   25.512888           19.523183                -23.48%                4,173        2000
                                   23.899779           25.512888                  6.75%                4,175        1999
                                   25.310146           23.899779                 -5.57%                5,077        1998
                                   21.793257           25.310146                 16.14%                  793        1997
                                   19.364421           21.793257                 12.54%                2,382        1996
                                   16.267014           19.364421                 19.04%                2,970        1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Fidelity Variable                  10.000000           11.036651                 10.37%                4,863        2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Franklin Mutual Series,            14.265169           15.980051                 12.02%              263,872        2004
Inc. - Mutual Shares Fund:         11.454096           14.265169                 24.54%              242,606        2003
Class A                            13.068429           11.454096                -12.35%              225,245        2002
                                   11.864272           13.068429                 10.15%              162,850        2001
                                   11.164707           11.864272                  6.27%               43,618        2000
                                    9.868029           11.164707                 13.14%               26,055        1999
                                   10.000000            9.868029                 -1.32%               18,848        1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Franklin Templeton                 10.000000           11.524879                 15.25%              128,669        2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Bond Fund:              54.526197             56.415812                3.47%               32,581          2004
Class D - Q                      51.926861             54.526197                5.01%               36,726          2003
                                 48.148472             51.926861                7.85%               39,588          2002
                                 44.413739             48.148472                8.41%               34,762          2001
                                 41.898652             44.413739                6.00%               32,956          2000
                                 43.667785             41.898652               -4.05%               37,478          1999
                                 40.827520             43.667785                6.96%               36,470          1998
                                 37.842928             40.827520                7.89%               41,735          1997
                                 37.782872             37.842928                0.16%               42,476          1996
                                 30.832258             37.782872               22.54%               38,843          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Bond Fund:              54.292441             56.173955                3.47%                   72          2004
Class D - NQ                     51.704249             54.292441                5.01%                   72          2003
                                 47.942060             51.704249                7.85%                   72          2002
                                 44.223337             47.942060                8.41%                   73          2001
                                 41.719901             44.223337                6.00%                   73          2000
                                 43.480582             41.719901               -4.05%                   73          1999
                                 40.652493             43.480582                6.96%                  148          1998
                                 37.680696             40.652493                7.89%                  176          1997
                                 37.620900             37.680696                0.16%                  194          1996
                                 30.700082             37.620900               22.54%                  622          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Government Bond         15.079382             15.392337                2.08%              201,541          2004
Fund: Class D                    14.993745             15.079382                0.57%              256,407          2003
                                 13.690706             14.993745                9.52%              288,740          2002
                                 12.848276             13.690706                6.56%               90,136          2001
                                 11.529833             12.848276               11.44%               33,952          2000
                                 11.915504             11.529833               -3.24%               38,138          1999
                                 11.156351             11.915504                6.80%               43,459          1998
                                 10.324818             11.156351                8.05%                6,737          1997
                                 10.124709             10.324818                1.98%                6,372          1996
                                 10.000000             10.124709                1.25%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:            10.172955             10.823294                6.39%               27,895          2004
Class A                          10.000000             10.172955                1.73%               20,015          2003*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:            59.869104             63.884588                6.71%               18,003          2004
Class D - Q                      45.598362             59.869104               31.30%               21,965          2003
                                 64.799205             45.598362              -29.63%               19,736          2002
                                 90.921898             64.799205              -28.73%               20,929          2001
                                132.098827             90.921898              -31.17%               19,276          2000
                                114.746202            132.098827               15.12%               26,654          1999
                                 93.947252            114.746202               22.14%               30,515          1998
                                 75.405663             93.947252               24.59%               46,513          1997
                                 65.471148             75.405663               15.17%               48,441          1996
                                 51.535806             65.471148               27.04%               48,841          1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Growth Fund:            63.214237             67.454082                6.71%                  115          2004
Class D - NQ                     48.146131             63.214237               31.30%                  116          2003
                                 68.419812             48.146131              -29.63%                  116          2002
                                 96.002074             68.419812              -28.73%                  179          2001
                                139.479726             96.002074              -31.17%                  198          2000
                                121.157545            139.479726               15.12%                  208          1999
                                 99.196488            121.157545               22.14%                  218          1998
                                 79.618909             99.196488               24.59%                  229          1997
                                 69.129314             79.618909               15.17%                  230          1996
                                 54.415339             69.129314               27.04%                  120          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Large Cap Value         11.076000             12.668649               14.38%               78,106          2004
Fund: Class A                     8.764959             11.076000               26.37%               58,387          2003
                                 10.300589              8.764959              -14.91%               47,077          2002
                                 10.960933             10.300589               -6.02%               39,754          2001
                                  9.619068             10.960933               13.95%               11,928          2000
                                 10.229636              9.619068               -5.97%                  109          1999
                                 10.000000             10.229636                2.30%                    0          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Money Market            29.000231             28.862163               -0.48%                5,046          2004
Fund: Prime Shares -             29.202279             29.000231               -0.69%                7,279          2003
Pre 12/25/82 - Q                 29.257720             29.202279               -0.19%                9,859          2002
                                 28.654201             29.257720                2.11%               13,826          2001
                                 27.412298             28.654201                4.53%               24,257          2000
                                 26.532610             27.412298                3.32%               27,248          1999
                                 26.532610             26.532610                0.00%               32,588          1988
                                 25.582330             26.532610                3.71%               32,255          1997
                                 24.656210             25.582330                3.76%               43,632          1996
                                 23.787066             24.656210                3.61%               49,431          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Money Market            23.030742             22.921094               -0.48%              412,802          2004
Fund: Prime Shares -             23.191202             23.030742               -0.69%              464,750          2003
On and After 12/25/82 - Q        23.235229             23.191202               -0.19%              622,931          2002
                                 22.755940             23.235229                2.11%              645,265          2001
                                 21.769674             22.755940                4.53%              594,611          2000
                                 21.071063             21.769674                3.32%              621,449          1999
                                 20.316392             21.071063                3.71%              503,152          1998
                                 19.580907             20.316392                3.76%               32,458          1997
                                 18.898613             19.580907                3.61%              327,248          1996
                                 18.146709             18.898613                4.14%              424,693          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Money Market            29.183509             29.044569               -0.48%                  825          2004
Fund: Prime Shares - On          29.386834             29.183509               -0.69%                  828          2003
and After 12/25/82 - NQ           29.442625             29.386834               -0.19%                  830         2002
                                  28.835292             29.442625                2.11%                  833         2001
                                  27.585541             28.835292                4.53%                  836         2000
                                  26.700292             27.585541                3.32%                  838         1999
                                  25.744006             26.700292                3.71%                  841         1998
                                  24.812035             25.744006                3.76%                  844         1997
                                  23.947460             24.812035                3.61%                1,317         1996
                                  22.994681             23.947460                4.14%                1,323         1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Nationwide(R) Fund:     106.246840            115.113262                8.35%               48,114         2004
Class D - Q                       84.693403            106.246840               25.45%               50,848         2003
                                 103.545349             84.693403              -18.21%               51,953         2002
                                 119.150408            103.545349              -13.10%               53,874         2001
                                 123.552516            119.150408               -3.56%               56,417         2000
                                 125.467347            123.552516               -1.53%               69,097         1999
                                  97.524886            125.467347               28.65%               59,155         1998
                                  70.764576             97.524886               37.82%               45,672         1997
                                  57.857937             70.764576               22.31%               34,681         1996
                                  45.095466             57.857937               28.30%               30,473         1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Nationwide(R) Fund:     110.666875            119.902142                8.35%                   56         2004
Class D - NQ                      88.216785            110.666875               25.45%                   56         2003
                                 107.853019             88.216785              -18.21%                   60         2002
                                 124.107265            107.853019              -13.10%                   92         2001
                                 128.692505            124.107265               -3.56%                  122         2000
                                 130.686988            128.692505               -1.53%                  149         1999
                                 101.582074            130.686988               28.65%                  176         1998
                                  73.708492            101.582074               37.82%                  314         1997
                                  60.264917             73.708492               22.31%                  314         1996
                                  46.971513             60.264917               28.30%                  258         1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore S&P 500(R) Index         8.774483              9.552030                8.86%              117,458          2004
Fund: Service Class               6.956820              8.774483               26.13%              115,360          2003
                                  9.115203              6.956820              -23.68%               88.783          2002
                                 10.535005              9.115203              -13.48%               97,115          2001
                                 11.817107             10.535005              -10.85%               52,371          2000
                                 10.015679             11.817107               17.99%               17,851          1999
                                 10.000000             10.015679                0.16%                    0          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Small Cap Fund:         14.230056             17.664141               24.13%              178,413          2004
Class A                           9.740635             14.230056               46.09%              131,084          2003
                                 12.116293              9.740635              -19.61%               66,028          2002
                                 12.512899             12.116293               -3.17%               36,890          2001
                                 12.128362             12.512899                3.17%               23,625          2000
                                 10.359298             12.128362               17.08%                8,135          1999
                                 10.000000             10.359298                3.59%                   45          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 10.000000             10.339434                3.39%                   30         2004*
Insurance Trust - Gartmore
GVIT Investor Destinations
Conservative Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 10.000000             10.565533                5.66%                1,048         2004*
Insurance Trust - Gartmore
GVIT Investor Destinations
Moderately Conservative
Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 10.000000             10.766688                7.67%               47,710         2004*
Insurance Trust - Gartmore
GVIT Investor Destinations
Moderate Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 10.000000             10.998532                9.99%               48,890         2004*
Insurance Trust - Gartmore
GVIT Investor Destinations
Moderately Aggressive
Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                 10.000000             11.154028               11.54%                8,041         2004*
Insurance Trust - Gartmore
GVIT Investor Destinations
Aggressive Fund: Class II

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Gartmore Variable                  9.802732             10.496867                7.08%                6,532         2004
Insurance Trust - J.P.             8.387312              9.802732               16.88%                6,349         2003
Morgan GVIT Balanced Fund:         9.691085              8.387312              -16.13%                7,328         2002
Class I                           10.000000              9.691085               -3.09%                7,558         2001*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Janus Fund                       16.591456             17.143281                3.33%              482,022          2004
                                 12.763024             16.591456               30.00%              577,726          2003
                                 17.851634             12.763024              -28.51%              637,137          2002
                                 24.478898             17.851634              -27.07%              748,308          2001
                                 29.145619             24.478898              -16.01%              797,517          2000
                                 20.070038             29.145619               45.22%              595,937          1999
                                 14.640570             20.070038               37.09%              303,830          1998
                                 12.087447             14.640570               21.12%               35,485          1997
                                 10.239338             12.087447               18.05%               33,123          1996
                                 10.000000             10.239338                2.39%                    0          1995*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund                22.756872             27.827846               22.28%              825,021          2004
                                 18.399796             22.756872               23.68%              911,549          2003
                                 24.536301             18.399796              -25.01%            1,021,448          2002
                                 35.116816             24.536301              -30.13%            1,153,020          2001
                                 52.641837             35.116816              -33.29%            1,190,390          2000
                                 32.342568             52.641837               62.76%              995,837          1999
                                 18.897600             32.342568               71.15%              507,576          1998
                                 14.762398             18.897600               28.01%               12,701          1997
                                 11.699046             14.762398               26.18%               30,288          1996
                                  8.701036             11.699046               34.46%                6,594          1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund             13.828124             14.403955                4.16%              531,118          2004
                                 11.277094             13.828124               22.62%              722,175          2003
                                 15.443379             11.277094              -26.98%              829,941          2002
                                 20.289932             15.443379              -23.89%              972,867          2001
                                 24.727791             20.289932              -17.95%            1,054,795          2000
                                 15.241714             24.727791               62.24%              769,694          1999
                                 12.268712             15.241714               24.23%              459,107          1998
                                 10.317427             12.268712               18.91%               23,968          1997
                                 10.000000             10.317427                3.17%                5,099          1996*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Lazard Small Cap                 15.383568             17.445631               13.40%              167,386          2004
Portfolio:  Open Shares          11.248436             15.383568               36.76%              144,630          2003
                                 13.868643             11.248436              -18.89%              138,231          2002
                                 11.940435             13.868643               16.15%               86,606          2001
                                 10.464373             11.940435               14.11%               32,088          2000
                                 10.448830             10.464373                0.15%               17,391          1999
                                 10.000000             10.448830                4.49%                   45          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

MFS(R) Strategic Income          12.045630             12.878519                6.91%               69,176          2004
Fund: Class A                    10.725862             12.045630               12.30%               61,538          2003
                                 10.119915             10.725862                7.26%               39,645          2002
                                 10.000000             10.119915                1.20%               34,722          2001
                                 35.741694             35.767028                0.07%               11,595          2000
                                 37.527462             35.741694               -4.76%               14,393          1999
                                 36.509244             37.527462                2.79%               19,990          1998
                                 36.879814             36.509244               -1.00%                  631          1997
                                 35.454983             36.879814                4.02%                8,013          1996
                                 31.104159             35.454983               13.99%                4,015          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis         17.121334             20.055163               17.14%              489,521          2004
Fund: Trust Class                13.175921             17.121334               29.94%              391,151          2003
                                 13.761547             13.175921               -4.26%              366,489          2002
                                 12.440853             13.761547               10.62%              246,948          2001
                                  9.512964             12.440853               30.78%              122,582          2000
                                  9.266508              9.512964                2.66%               71,239          1999
                                 11.915504              9.266508               -7.33%               67,525          1998

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Guardian        16.888413             19.346184               14.55%              167,915          2004
Fund: Investor Class             12.661621             16.888413               33.38%              193,334          2003
                                 17.277066             12.661621              -26.71%              241,595          2002
                                 17.835033             17.277066               -3.13%              291,417          2001
                                 18.411034             17.835033               -3.13%              321,714          2000
                                 17.198573             18.411034                7.05%              379,737          1999
                                 17.024633             17.198573                1.02%              436,072          1998
                                 14.625126             17.024633               16.41%              448,443          1997
                                 12.571028             14.625126               16.34%              357,346          1996
                                  9.640402             12.571028               30.40%              139,046          1995

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Limited         14.308826             14.232843               -0.53%               90,347          2004
Maturity Bond Fund:              14.139142             14.308826                1.20%               97,424          2003
Investor Class                   13.629612             14.139142                3.74%               89,370          2002
                                 12.738631             13.629612                6.99%               87,855          2001
                                 12.095451             12.738631                5.32%               60,106          2000
                                 12.056542             12.095451                0.32%               19,912          1999
                                 11.672986             12.056542                3.29%               81,393          1998
                                 11.068501             11.672986                5.46%               67,262          1997
                                 10.735070             11.068501                3.11%               74,163          1996
                                  9.833352             10.735070                9.17%               91,976          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Partners        25.076617             29.506359               17.66%              185,415          2004
Fund: Investor Class             18.698477             25.076617               34.11%              201,663          2003
                                 25.200975             18.698477              -25.80%              209,534          2002
                                 26.331332             25.200975               -4.29%              247,749          2001
                                 26.523895             26.331332               -0.73%              250,980          2000
                                 24.928856             26.523895                6.40%              311,323          1999
                                 23.764888             24.928856                4.90%              374,224          1998
                                 18.631249             23.764888               27.55%              312,513          1997
                                 14.924653             18.631249               24.84%              222,551          1996
                                 11.183371             14.924653               33.45%               73,504          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Equity          10.000000             11.286514               12.87%                2,209          2004*
Trust Socially Responsive
Fund: Trust Class

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Fund:         36.442041             42.684257               17.13%              295,122          2004
Class A                          25.805611             36.442041               41.22%              361,814          2003
                                 33.714330             25.805611              -23.46%              353,717          2002
                                 38.730878             33.714330              -12.95%              374,899          2001
                                 37.706431             38.730878                2.72%              375,790          2000
                                 24.105920             37.706431               56.42%              315,244          1999
                                 21.669822             24.105920               11.24%              301,407          1998
                                 18.022572             21.669822               20.24%              262,844          1997
                                 15.538850             18.022572               15.98%              228,413          1996
                                 13.503390             15.538850               15.07%              160,871          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable             10.000000             11.541948               15.42%              150,174          2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

        SUB-ACCOUNT             ACCUMULATION         ACCUMULATION            PERCENT             NUMBER OF         PERIOD
                                 UNIT VALUE           UNIT VALUE            CHANGE IN           ACCUMULATION
                                AT BEGINNING            AT END             ACCUMULATION         UNITS AT END
                                 OF PERIOD             OF PERIOD            UNIT VALUE         OF THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Phoenix Balanced Fund:           18.398365             19.460657                5.77%               58,000          2004
Class A                          15.717371             18.398365               17.06%               53,906          2003
                                 18.006514             15.717371              -12.71%               48,209          2002
                                 17.900599             18.006514                0.59%               48,287          2001
                                 18.203902             17.900599               -1.67%               49,220          2000
                                 16.652539             18.203902                9.32%               58,295          1999
                                 14.235004             16.652539               16.98%               47,793          1998
                                 12.187868             14.235004               16.80%               46,629          1997
                                 11.373217             12.187868                7.16%               43,659          1996
                                  9.338434             11.373217               21.79%               23,786          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Strong Advisor Common            14.894822             16.165231                8.53%              167,705          2004
Stock Fund: Class Z              10.880293             14.894822               36.90%              172,532          2003
                                 13.653826             10.880293              -20.31%              178,942          2002
                                 14.074339             13.653826               -2.99%              152,176          2001
                                 14.432187             14.074339               -2.48%              125,286          2000
                                 10.418119             14.432187               38.53%               69,558          1999
                                 10.000000             10.418119                4.18%                    0          1998*

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Strong Large Cap Growth          20.898525             22.409845                7.23%               89,846          2004
Fund                             16.694016             20.898525               25.19%              104,342          2003
                                 24.126803             16.694016              -30.81%              109,741          2002
                                 36.094318             24.126803              -33.16%              139,555          2001
                                 42.228152             36.094318              -14.53%              151,240          2000
                                 26.782090             42.228152               57.67%              115,792          1999
                                 20.549313             26.782090               30.33%               75,602          1998
                                 16.766964             20.549313               22.56%               78,495          1997
                                 14.893186             16.766964               12.58%               63,801          1996
                                 11.881033             14.893186               25.35%               41,291          1995

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Fund:          17.611532             20.536047               16.61%              231,234          2004
Class A                          13.671456             17.611532               28.82%              290,467          2003
                                 15.162264             13.671456               -9.83%              289,598          2002
                                 16.685027             15.162264               -9.13%              315,340          2001
                                 17.547470             16.685027               -4.91%              329,717          2000
                                 12.770793             17.547470               37.40%              334,228          1999
                                 13.604014             12.770793               -6.12%              318,666          1998
                                 12.923758             13.604014                5.26%              354,769          1997
                                 11.097523             12.923758               16.46%              266,477          1996
                                 10.000000             11.097523               10.98%               69,083          1995*

-----------------------------------------------------------------------------------------------------------------------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Individual Retirement Accounts are custodial accounts that satisfy the provisions of Section 408(a) of the Internal Revenue Code, including the following requirements:

o    the account is not transferable by the owner;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the account is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the account within the statutory period of time.


Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from Individual Retirement Annuities, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

ROTH IRAS

Roth IRA contracts satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;


o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)


A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.


The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs. A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs


Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the annuitant requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit annuitants to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If an annuitant is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the annuitant designates to receive death proceeds upon the annuitant's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant. A designated beneficiary is a natural person who is designated by the annuitant as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury

Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the annuitant are paid to the beneficiary or beneficiaries stipulated by the annuitant. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the annuitant's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.


REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the annuitant and a person 10 years younger than the annuitant. If the designated beneficiary is the spouse of the annuitant, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the annuitant and the annuitant's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.


For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Account, SEP IRA or Simple IRA of the annuitant.

If the annuitant's entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the annuitant's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the ANNUITANT dies before the required beginning date (in the case of an IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:


(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the annuitant's death.


If the annuitant dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the annuitant's remaining life expectancy using the annuitant's birthday in the calendar year of the annuitant's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                     THROUGH ITS NATIONWIDE VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                          PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Annuity Payments.............................................................2
Financial Statements.........................................................3


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.


Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.

For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003, and 2002 no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                           NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
         445,073 shares (cost $11,716,464)....................................................  $   8,772,389
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         77,822 shares (cost $2,197,323)......................................................      2,385,232
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
         245,262 shares (cost $7,208,171).....................................................      7,522,179
    American Century International Growth Fund - Advisor Class (ACIntlGrA)
         36,112 shares (cost $288,654)........................................................        326,813
    American Century International Growth Fund - Investor Class (ACIntlGrI)
         204,901 shares (cost $1,475,857).....................................................      1,856,404
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         323,895 shares (cost $3,123,731).....................................................      3,080,244
    American Century Ultra/(R)/ Fund - Investor Class (ACUltraI)
         616,187 shares (cost $21,382,838)....................................................     18,177,515
    American Century VP - International Fund - Class IV (ACVPInt4)
         85,519 shares (cost $578,124)........................................................        628,566
    Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         96,678 shares (cost $996,627)........................................................        995,783
    Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
         127,292 shares (cost $4,290,350).....................................................      3,961,320
    Delaware Delchester Fund - Institutional Class (DeDelFund)
         178,623 shares (cost $569,189........................................................        603,745
    Dreyfus A Bonds Plus, Inc. (DryABonds)
         233,146 shares (cost $3,210,775).....................................................      3,231,399
    Dreyfus Appreciation Fund, Inc. (DryApp)
         135,663 shares (cost $4,823,908).....................................................      5,248,809
    Dreyfus Emerging Leaders Fund (DryELead)
         2,057 shares (cost $74,531)..........................................................         90,963
    Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp)
         111,306 shares (cost $2,167,373).....................................................      2,173,797
    Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         137,300 shares (cost $1,251,233).....................................................      1,153,324
    Dreyfus S&P 500 Index Fund (Dry500Ix)
         545,542 shares (cost $19,731,185)....................................................     19,241,266
    Evergreen Equity Income Fund - Class I (EvInc)
         46,672 shares (cost $985,905)........................................................      1,094,934
    Federated Equity Income Fund - Class F Shares (FedEqInc)
         5,749 shares (cost $85,640)..........................................................        101,750
    Federated High Yield Trust (FedHiYld)
         375,607 shares (cost $2,315,976).....................................................      2,340,034
    Federated Intermediate Corporate Bond Fund - Institutional Service Class (FedIntCorpBd)
         84,914 shares (cost $865,019)........................................................        866,970
    Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         263,815 shares (cost $2,336,232).....................................................      2,429,732
    Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA)
         48,532 shares (cost $738,124)........................................................        788,162
    Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT)
         78,216 shares (cost $1,219,212)......................................................      1,277,269
    Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)
         28,133 shares (cost $1,201,246)......................................................      1,280,900

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA)
         143,319 shares (cost $3,416,424).....................................................  $   4,012,930
    Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT)
         148,562 shares (cost $3,641,884).....................................................      4,208,750
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         18,998 shares (cost $536,491)........................................................        571,826
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         143,917 shares (cost $4,912,141).....................................................      4,395,213
    Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         322,442 shares (cost $3,085,984).....................................................      3,230,872
    Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA)
         15,730 shares (cost $254,946)........................................................        274,810
    Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
         241,070 shares (cost $3,822,452).....................................................      3,907,737
    Fidelity/(R)/ Capital & Income Fund (FidCapInc)
         63,519 shares (cost $543,025)........................................................        538,008
    Fidelity/(R)/ Equity-Income Fund (FidEqInc)
         206,166 shares (cost $9,941,628).....................................................     10,881,432
    Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
         196,274 shares (cost $23,997,550)....................................................     20,371,234
    Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
         569,101 shares (cost $10,431,545)....................................................     10,784,472
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,949 shares (cost $17,582)..........................................................         20,640
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         29,674 shares (cost $465,349)........................................................        513,357
    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         315,581 shares (cost $6,174,172).....................................................      7,239,420
    Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
         90,583 shares (cost $2,768,798)......................................................      3,094,312
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         166,178 shares (cost $2,143,546).....................................................      2,384,657
    Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         38,197 shares (cost $1,767,605)......................................................      2,225,352
    Gartmore Bond Fund - Class D (GartBond)
         233,131 shares (cost $2,231,630).....................................................      2,270,691
    Gartmore Bond Index Fund - Class A (GartBdIx)
         23,003 shares (cost $255,650)........................................................        254,409
    Gartmore Government Bond Fund - Class D (GartGvtBd)
         586,754 shares (cost $6,263,997).....................................................      6,055,299
    Gartmore Growth Fund - Class A (GartGrowA)
         81,906 shares (cost $507,716)........................................................        540,578
    Gartmore Growth Fund - Class D (GartGrow)
         197,215 shares (cost $1,183,595).....................................................      1,321,339
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         7,786 shares (cost $85,039)..........................................................         89,689
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         30 shares (cost $308)................................................................            313
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         45,620 shares (cost $486,477)........................................................        513,676
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         46,677 shares (cost $519,163)........................................................        537,715
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         1,015 shares (cost $10,960)..........................................................         11,076
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         14,592 shares (cost $131,355)........................................................        145,627
    Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         79,927 shares (cost $626,340)........................................................        745,722

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore ID Conservative Fund - Service Class (GartIDCon)
         135,164 shares (cost $1,355,028).....................................................  $   1,381,373
    Gartmore ID Moderate Fund - Service Class (GartIDMod)
         426,832 shares (cost $3,960,521).....................................................      4,281,128
    Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         162,879 shares (cost $1,483,586).....................................................      1,578,293
    Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         120,427 shares (cost $1,157,302).....................................................      1,227,146
    Gartmore International Index Fund - Class A (GartIntlndx)
         5,192 shares (cost $38,521)..........................................................         43,246
    Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         117,625 shares (cost $1,311,380).....................................................      1,500,892
    Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt)
         55,696 shares (cost $644,402)........................................................        775,289
    Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         9,631,137 shares (cost $9,631,137)...................................................      9,631,137
    Gartmore Money Market Fund - Service Class (GartMyMktS)
         2,706,479 shares (cost $2,706,479)...................................................      2,706,479
    Gartmore Nationwide Fund - Class D (GartNWFund)
         291,645 shares (cost $6,173,635).....................................................      5,908,719
    Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx)
         351,237 shares (cost $3,140,780).....................................................      3,652,861
    Gartmore Small Cap Fund - Class A (GartSmCap)
         244,742 shares (cost $3,690,304).....................................................      3,913,421
    Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
         67,713 shares (cost $741,616)........................................................        811,880
    Gartmore Value Opportunities Fund - Class A (GartValOpp)
         43,212 shares (cost $655,987)........................................................        632,623
    INVESCO Dynamics Fund - Investor Class (InvDynam)
         373,924 shares (cost $5,580,957).....................................................      6,169,738
    INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         41,814 shares (cost $475,625)........................................................        525,598
    INVESCO Total Return Fund - Investor Class (InvTotRet)
         13,835 shares (cost $322,841)........................................................        338,952
    Janus Adviser Balanced Fund (JanBal)
         52,008 shares (cost $1,175,839)......................................................      1,309,034
    Janus Adviser International Fund (JanIntl)
         1,742 shares (cost $47,872)..........................................................         50,358
    Janus Adviser Worldwide Fund (JanWorld)
         30,357 shares (cost $751,033)........................................................        836,027
    Janus Fund (JanFund)
         388,523 shares (cost $13,100,722)....................................................      9,546,021
    Janus Twenty Fund (Jan20Fd)
         555,233 shares (cost $35,208,994)....................................................     24,874,426
    Janus Worldwide Fund (JanWrldwde)
         187,602 shares (cost $11,476,726)....................................................      7,768,582
    Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         177,973 shares (cost $3,169,097).....................................................      3,342,337
    MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA)
         128,007 shares (cost $845,331).......................................................        890,926
    Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         196,158 shares (cost $3,020,485).....................................................      3,248,372
    Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         218,041 shares (cost $4,731,184).....................................................      5,470,654
    Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         342,506 shares (cost $12,631,684)....................................................     14,614,712
    Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         30,848 shares (cost $333,495)........................................................        402,564

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         18,569 shares (cost $307,023)........................................................  $     358,758
    Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
         5,847 shares (cost $83,378)..........................................................         88,578
    Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
         138,015 shares (cost $1,324,067).....................................................      1,287,678
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
         61,463 shares (cost $2,263,585)......................................................      2,533,520
    Oppenheimer Champion Income Fund A (OppChpInc)
         15,575 shares (cost $144,676)........................................................        151,392
    Oppenheimer Global Fund A (OppGlob)
         264,708 shares (cost $12,766,441)....................................................     16,086,328
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         117,401 shares (cost $2,985,016).....................................................      3,445,728
    Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         87,359 shares (cost $364,515)........................................................        378,266
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         75,397 shares (cost $1,074,442)......................................................      1,128,689
    PIMCO Total Return Fund - Class A (PimTotRet)
         360,762 shares (cost $3,886,387).....................................................      3,849,332
    Putnam International Equity Fund - Class A (PIntEq)
         162 shares (cost $3,466).............................................................          3,836
    Putnam Voyager Fund - Class A (PVoyager)
         6,412 shares (cost $98,803)..........................................................        106,510
    Strong Advisor Common Stock Fund - Class Z (StComStk)
         193,963 shares (cost $3,708,556).....................................................      4,393,259
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         23,156 shares (cost $264,770)........................................................        320,250
    Strong Growth and Income Fund (StrGrInc)
         12,048 shares (cost $212,693)........................................................        256,985
    Strong Growth Fund (StrGrowth)
         971 shares (cost $17,369)............................................................         18,790
    Strong Large Cap Growth Fund (StLCap)
         88,499 shares (cost $2,216,751)......................................................      2,013,361
    Templeton Foreign Fund - Class A (TemForFd)
         526,180 shares (cost $5,462,198).....................................................      6,472,014
    Van Kampen Growth and Income Fund - Class A (VKGrInc)
         74,304 shares (cost $1,328,417)......................................................      1,500,204
    Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
         6,238 shares (cost $122,464).........................................................        136,795
    Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         28,640 shares (cost $615,184)........................................................        661,865
    Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         10,647 shares (cost $131,434)........................................................        154,593
                                                                                                -------------
          Total investments...................................................................    343,550,174
Accounts receivable ..........................................................................              -
                                                                                                -------------
          Total assets........................................................................    343,550,174
Accounts payable..............................................................................         11,709
                                                                                                -------------
Contract owners' equity (note 4)..............................................................  $ 343,538,465
                                                                                                =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              ACGroI           ACIncGroA          ACIncGroI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $     4,041,939              3,257             39,641            143,742
   Mortality and expense risk charges
     (note 2) ...............................        (4,116,970)          (109,764)           (26,161)           (92,582)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (75,031)          (106,507)            13,480             51,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....       118,126,166            958,832          2,251,727          1,249,381
   Cost of mutual fund shares sold ..........      (129,197,532)        (1,355,667)        (2,131,876)        (1,365,707)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....       (11,071,366)          (396,835)           119,851           (116,326)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086          1,196,644            110,906            848,319
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........        27,495,720            799,809            230,757            731,993
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................         3,119,972                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $    30,540,661            693,302            244,237            783,153
                                                ===============    ===============    ===============    ===============

Investment activity:                               ACIntlGrA           ACIntlGrI          ACSTGvtI           ACUltraI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             2,536             18,773             61,158                  -
   Mortality and expense risk charges
     (note 2) ...............................            (5,944)           (26,091)           (38,678)          (229,910)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,408)            (7,318)            22,480           (229,910)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,931,817            777,015            974,730          3,300,962
   Cost of mutual fund shares sold ..........        (1,857,500)          (587,974)          (984,984)        (4,080,038)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            74,317            189,041            (10,254)          (779,076)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            50,554            (29,139)         2,586,317
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            71,903            239,595            (39,393)         1,807,241
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................          68,495            232,277            (16,913)         1,577,331
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPInt4           CSGIFixI           CSMidCpGr          DeDelFund
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -             70,530                  -             37,296
   Mortality and expense risk charges
     (note 2) ...............................            (1,774)           (12,652)           (50,125)            (5,803)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (1,774)            57,878            (50,125)            31,493
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            26,506            475,871            699,618            328,803
   Cost of mutual fund shares sold ..........           (24,155)          (472,187)        (1,403,155)          (281,829)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,351              3,684           (703,537)            46,974
   Change in unrealized gain (loss)
     on investments .........................           50,442             18,194          1,172,232            (18,302)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            52,793             21,878            468,695             28,672
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        51,019             79,756            418,570             60,165
                                                ===============    ===============    ===============    ===============

Investment activity:                               DryABonds            DryApp             DryBal            DryELead
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           139,669             69,234             38,239                  -
   Mortality and expense risk charges
     (note 2) ...............................           (43,240)           (63,285)           (25,541)            (1,039)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            96,429              5,949             12,698             (1,039)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           586,630            847,039          2,349,688             21,296
   Cost of mutual fund shares sold ..........          (598,729)          (917,426)        (2,331,329)           (20,117)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           (12,099)           (70,387)            18,359              1,179
   Change in unrealized gain (loss)
     on investments .........................           (33,614)           277,706             36,775             10,509
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           (45,713)           207,319             55,134             11,688
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            213,268             67,832             10,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               DryBalOpp          Dry3dCen           Dry500Ix             EvInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        23,500                  -            280,614             19,569
   Mortality and expense risk charges
     (note 2) ...............................            (1,085)           (14,944)          (242,417)           (13,729)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            22,415            (14,944)            38,197              5,840
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            15,160            232,248          3,079,261            376,564
   Cost of mutual fund shares sold ..........           (15,015)          (426,363)        (3,711,570)          (359,093)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               145           (194,115)          (632,309)            17,471
   Change in unrealized gain (loss)
     on investments .........................             6,424            257,879          2,160,160             29,009
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             6,569             63,764          1,527,851             46,480
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            12,773                  -                  -             35,252
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        41,757             48,820          1,566,048             87,572
                                                ===============    ===============    ===============    ===============

Investment activity:                                FedEqInc           FedHiYld        FedIntCorpBd          FedBdFd
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             1,968            199,797             22,598            141,570
   Mortality and expense risk charges
     (note 2) ...............................            (1,181)           (30,820)            (6,396)           (29,876)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               787            168,977             16,202            111,694
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            22,368          6,770,408             59,003            768,912
   Cost of mutual fund shares sold ..........           (19,833)        (6,752,295)           (57,729)          (735,647)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,535             18,113              1,274             33,265
   Change in unrealized gain (loss)
     on investments .........................             7,349             14,846             (4,747)           (19,970)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,884             32,959             (3,473)            13,295
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .........................              10,671            201,936             12,729            124,989
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidABalA           FidABalT          FidAEGroA         FidAEqIncA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        19,016             26,066                  -             34,149
   Mortality and expense risk charges
     (note 2) ...............................            (8,796)           (15,991)           (12,247)           (40,149)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            10,220             10,075            (12,247)            (6,000)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           166,542            197,415            272,976            906,618
   Cost of mutual fund shares sold ..........          (166,382)          (223,228)          (244,446)          (658,896)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               160            (25,813)            28,530            247,722
   Change in unrealized gain (loss)
     on investments .........................            22,151             59,096              4,544             92,738
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            22,311             33,283             33,074            340,460
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -             52,743
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        32,531             43,358             20,827            387,203
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidAEqIncT         FidAGrOppA         FidAGrOppT         FidAHiIncT
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            29,546              2,860             12,854            298,890
   Mortality and expense risk charges
     (note 2) ...............................           (49,129)            (6,289)           (57,145)           (45,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (19,583)            (3,429)           (44,291)           253,104
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           768,675            323,757            907,764          2,380,609
   Cost of mutual fund shares sold ..........          (729,768)          (296,108)        (1,507,430)        (2,266,180)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            38,907             27,649           (599,666)           114,429
   Change in unrealized gain (loss)
     on investments .........................           308,683             (6,949)           868,458             24,896
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           347,590             20,700            268,792            139,325
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916             17,271            224,501            392,429
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidAOvA            FidAsMgr          FidCapInc           FidEqInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $           634            103,280             44,190            166,002
   Mortality and expense risk charges
     (note 2) ...............................            (5,134)           (55,998)            (8,527)          (136,842)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (4,500)            47,282             35,663             29,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,504,660          1,231,556            217,054          1,572,578
   Cost of mutual fund shares sold ..........        (1,464,842)        (1,414,097)          (246,207)        (1,663,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            39,818           (182,541)           (29,153)           (90,661)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)           284,607             60,138            697,510
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            25,509            102,066             30,985            606,849
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               951                  -                  -            338,666
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        21,960            149,348             66,648            974,675
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidMgln            FidPurtn           FidVIPHI         FidVIPOvS2R
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           249,452            257,255              5,196                  -
   Mortality and expense risk charges
     (note 2) ...............................          (272,947)          (139,611)              (751)            (1,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (23,495)           117,644              4,445             (1,786)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         3,285,713          1,635,825             47,930            159,443
   Cost of mutual fund shares sold ..........        (4,220,620)        (1,800,717)           (77,489)          (156,300)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....          (934,907)          (164,892)           (29,559)             3,143
   Change in unrealized gain (loss)
     on investments .........................         2,131,293            438,199             29,478             48,008
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........         1,196,386            273,307                (81)            51,151
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            405,782                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891            796,733              4,364             49,365
                                                ===============    ===============    ===============    ===============

Investment activity:                               FranMutSer        FranSmMdCap        FrVIPForSec3        FranBSInv
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $       104,268                  -              5,814             15,058
   Mortality and expense risk charges
     (note 2) ...............................           (79,812)           (22,103)            (9,594)           (18,088)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            24,456            (22,103)            (3,780)            (3,030)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,356,873            240,102             29,629            337,507
   Cost of mutual fund shares sold ..........        (1,224,599)          (230,270)           (28,440)          (276,074)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           132,274              9,832              1,189             61,433
   Change in unrealized gain (loss)
     on investments .........................           494,021            271,558            241,111            275,755
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           626,295            281,390            242,300            337,188
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................           141,232                  -                  -             31,853
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       791,983            259,287            238,520            366,011
                                                ===============    ===============    ===============    ===============

Investment activity:                                GartBond           GartBdIx          GartGvtBd          GartGrowA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           109,810              7,738            239,421                634
   Mortality and expense risk charges
     (note 2) ...............................           (30,126)            (2,605)           (76,024)            (5,657)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            79,684              5,133            163,397             (5,023)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           547,484             39,455          1,662,726            254,417
   Cost of mutual fund shares sold ..........          (527,067)           (39,193)        (1,763,060)          (245,431)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            20,417                262           (100,334)             8,986
   Change in unrealized gain (loss)
     on investments .........................           (20,839)               276             65,740             26,922
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........              (422)               538            (34,594)            35,908
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                135                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262              5,806            128,803             30,885
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                GartGrow          GVITIDAgg          GVITIDCon          GVITIDMod
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         2,712                911                  5              5,718
   Mortality and expense risk charges
     (note 2) ...............................           (16,933)              (338)                (1)            (1,892)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (14,221)               573                  4              3,826
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           293,499                610                  1              1,154
   Cost of mutual fund shares sold ..........          (280,028)              (547)                (1)            (1,098)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,471                 63                  -                 56
   Change in unrealized gain (loss)
     on investments .........................            84,449              4,650                  5             27,199
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            97,920              4,713                  5             27,255
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -              1,140                  2                831
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        83,699              6,426                 11             31,912
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITIDModAgg       GVITIDModCon        GVITJPBal          GartIDAgg
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             4,697                105              2,719             10,200
   Mortality and expense risk charges
     (note 2) ...............................            (1,320)               (19)            (1,575)            (6,555)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........             3,377                 86              1,144              3,645
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....               392                 16             18,853             34,790
   Cost of mutual fund shares sold ..........              (365)               (15)           (17,897)           (28,884)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                27                  1                956              5,906
   Change in unrealized gain (loss)
     on investments .........................            18,552                117              6,946             67,290
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            18,579                118              7,902             73,196
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             4,596                 25                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                229              9,046             76,841
                                                ===============    ===============    ===============    ===============

Investment activity:                               GartIDCon          GartIDMod         GartIDModAgg       GartIDModCon
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        24,323             55,964             21,864             23,623
   Mortality and expense risk charges
     (note 2) ...............................           (10,251)           (24,464)           (13,837)           (11,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            14,072             31,500              8,027             12,247
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           142,596            193,099          3,101,584             70,322
   Cost of mutual fund shares sold ..........          (138,215)          (179,497)        (3,017,242)           (62,714)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             4,381             13,602             84,342              7,608
   Change in unrealized gain (loss)
     on investments .........................            10,218            216,385             63,536             40,853
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            14,599            229,987            147,878             48,461
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             7,170              3,321                117              1,202
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        35,841            264,808            156,022             61,910
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartIntIndx        GartLgCpVal        GartMdCpMkt         GartMyMkt
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               673             13,705              2,527             88,091
   Mortality and expense risk charges
     (note 2) ...............................              (735)           (15,610)            (6,552)          (140,124)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               (62)            (1,905)            (4,025)           (52,033)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           914,469            653,242            124,680          7,565,970
   Cost of mutual fund shares sold ..........          (879,175)          (533,171)           (90,411)        (7,565,970)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,294            120,071             34,269                  -
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            49,397             42,609                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            19,770            169,468             76,878                  -
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               432                  -             14,392                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            167,563             87,245            (52,033)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GartMyMktS         GartNWFund       GartSP500Indx        GartSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        31,763             67,878             44,706                  -
   Mortality and expense risk charges
     (note 2) ...............................           (61,202)           (73,861)           (41,989)           (34,417)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (29,439)            (5,983)             2,717            (34,417)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....        23,047,911            738,709          1,403,106            877,045
   Cost of mutual fund shares sold ..........       (23,047,911)        (1,232,348)        (1,110,109)          (854,022)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                 -           (493,639)           292,997             23,023
   Change in unrealized gain (loss)
     on investments .........................                 -            941,966              5,453            255,782
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........                 -            448,327            298,450            278,805
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             23,749                  -            418,170
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       (29,439)           466,093            301,167            662,558
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartSmCapIx         GartValOpp          InvDynam          InvSmCoGr
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             3,867                306                  -                  -
   Mortality and expense risk charges
     (note 2) ...............................            (6,578)            (5,194)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (2,711)            (4,888)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           178,037             38,443          1,508,319            366,670
   Cost of mutual fund shares sold ..........          (142,428)           (30,889)        (2,805,972)          (357,886)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,609              7,554         (1,297,653)             8,784
   Change in unrealized gain (loss)
     on investments .........................            38,961            (48,493)         1,972,234             48,684
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            74,570            (40,939)           674,581             57,468
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            29,061            104,176                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             58,349            595,522             51,417
                                                ===============    ===============    ===============    ===============

Investment activity:                                InvTotRet           JanBal            JanIntl            JanWorld
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         4,786             20,923                299              3,006
   Mortality and expense risk charges
     (note 2) ...............................            (4,166)           (15,155)            (2,240)           (11,758)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               620              5,768             (1,941)            (8,752)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           105,629            478,872          1,727,200            550,677
   Cost of mutual fund shares sold ..........          (115,324)          (440,455)        (1,687,639)          (506,503)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            (9,695)            38,417             39,561             44,174
   Change in unrealized gain (loss)
     on investments .........................            17,770             44,592            (28,249)           (13,055)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             8,075             83,009             11,312             31,119
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         8,695             88,777              9,371             22,367
                                                ===============    ===============    ===============    ===============

Investment activity:                                JanFund            Jan20Fd           JanWrldwde          LazSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -              6,523             58,337                684
   Mortality and expense risk charges
     (note 2) ...............................          (126,686)          (295,425)          (112,926)           (37,528)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........          (126,686)          (288,902)           (54,589)           (36,844)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         2,213,950          3,543,829          2,874,090            562,233
   Cost of mutual fund shares sold ..........        (4,420,335)        (5,719,592)        (5,788,452)          (403,587)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....        (2,206,385)        (2,175,763)        (2,914,362)           158,646
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          7,111,874          3,236,569           (268,777)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           399,512          4,936,111            322,207           (110,131)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            523,382
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          4,647,209            267,618            376,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                              MFSStratIncA        NBEFGuard           NBEFPart           NBETGen
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        48,556              9,435             36,840                  -
   Mortality and expense risk charges
     (note 2) ...............................           (10,399)           (41,228)           (67,253)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            38,157            (31,793)           (30,413)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           152,291            675,505            946,894          1,834,874
   Cost of mutual fund shares sold ..........          (138,395)          (826,151)        (1,081,610)        (1,453,491)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,896           (150,646)          (134,716)           381,383
   Change in unrealized gain (loss)
     on investments .........................             2,176            603,738          1,002,587          1,307,627
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,072            453,092            867,871          1,689,010
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            412,375
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        54,229            421,299            837,458          1,953,007
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBETGuard           NBETPart          NBETSocRes          NBLtdMat
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               821              1,934                  7             48,269
   Mortality and expense risk charges
     (note 2) ...............................            (4,241)            (3,410)              (273)           (17,270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,420)            (1,476)              (266)            30,999
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           101,283            140,379                594            442,070
   Cost of mutual fund shares sold ..........           (97,462)          (125,419)              (589)          (451,526)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,821             14,960                  5             (9,456)
   Change in unrealized gain (loss)
     on investments .........................            50,820             37,271              5,200            (26,584)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            54,641             52,231              5,205            (36,040)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,221             50,755              6,718             (5,041)
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapApA          OppChpInc            OppGlob          OppGlSec4
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              8,265             90,438                  -
   Mortality and expense risk charges
     (note 2) ...............................           (21,823)            (1,364)          (207,248)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (21,823)             6,901           (116,810)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           486,463             18,967          5,461,836             21,607
   Cost of mutual fund shares sold ..........          (445,520)           (18,074)        (4,662,854)           (19,577)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            40,943                893            798,982              2,030
   Change in unrealized gain (loss)
     on investments .........................            95,796              3,171          1,755,826            460,712
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           136,739              4,064          2,554,808            462,742
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       114,916             10,965          2,437,998            448,755
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppStrInc           PhxBalFd          PimTotRet            PIntEq
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            22,523             23,484             66,673                 52
   Mortality and expense risk charges
     (note 2) ...............................            (3,853)           (13,719)           (40,096)              (270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            18,670              9,765             26,577               (218)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            75,198             62,808            647,302            323,070
   Cost of mutual fund shares sold ..........           (72,164)           (71,346)          (639,081)          (295,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,034             (8,538)             8,221             27,831
   Change in unrealized gain (loss)
     on investments .........................             6,181             15,780            (31,688)           (17,631)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,215              7,242            (23,467)            10,200
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             43,528            114,299                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            27,885             60,535            117,409              9,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                PVoyager           StComStk          StrMidCap           StrGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -                  -                  -              1,141
   Mortality and expense risk charges
     (note 2) ...............................              (868)           (53,486)            (3,145)            (2,612)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (868)           (53,486)            (3,145)            (1,471)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,513            764,092             41,898              8,630
   Cost of mutual fund shares sold ..........            (1,381)          (687,571)           (32,574)            (8,100)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               132             76,521              9,324                530
   Change in unrealized gain (loss)
     on investments .........................             4,933             18,748             40,233             19,115
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             5,065             95,269             49,557             19,645
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            299,824                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         4,197            341,607             46,412             18,174
                                                ===============    ===============    ===============    ===============

Investment activity:                               StrGrowth            StLCap            TemForFd           VKGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -                  -            120,646             11,274
   Mortality and expense risk charges
     (note 2) ...............................              (111)           (25,793)           (83,091)            (8,701)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (111)           (25,793)            37,555              2,573
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,360            478,843          3,655,002             46,032
   Cost of mutual fund shares sold ..........            (1,416)        (1,081,174)        (3,305,277)           (38,426)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               (56)          (602,331)           349,725              7,606
   Change in unrealized gain (loss)
     on investments .........................             1,421            765,975            564,237            135,475
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             1,365            163,644            913,962            143,081
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -             10,182              8,050
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             1,254            137,851            961,699            153,704
                                                ===============    ===============    ===============    ===============

Investment activity:                              VKMidCapGro        VKRealEstSec        WRAdSmCap
                                                ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              4,842                  -
   Mortality and expense risk charges
     (note 2) ...............................              (784)            (2,837)              (739)
                                                ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (784)             2,005               (739)
                                                ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            51,024            178,160             27,327
   Cost of mutual fund shares sold ..........           (48,899)          (148,315)           (26,918)
                                                ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,125             29,845                409
   Change in unrealized gain (loss)
     on investments .........................            13,918             42,525             22,470
                                                ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,043             72,370             22,879
                                                ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             19,873                  -
                                                ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        15,259             94,248             22,140
                                                ===============    ===============    ===============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                              Total                                 ACGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (75,031)           109,807           (106,507)          (101,945)
   Realized gain (loss) on investments ......       (11,071,366)       (14,319,039)          (396,835)          (894,845)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086         73,799,490          1,196,644          2,615,812
   Reinvested capital gains .................         3,119,972            612,375                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................        30,540,661         60,202,633            693,302          1,619,022
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............        39,747,759         51,428,794            470,456            350,769
   Transfers between funds ..................                 -                  -             53,283              5,237
   Redemptions (note 3) .....................       (54,016,120)       (44,107,614)          (924,670)          (979,115)
   Annuity benefits .........................           (10,445)            (9,368)           (10,130)            (9,088)
   Annual contract maintenance charges
     (note 2) ...............................          (397,666)          (420,342)           (12,285)           (13,844)
   Contingent deferred sales charges
     (note 2) ...............................          (382,282)          (463,152)            (8,381)            (6,805)
   Adjustments to maintain reserves .........            (1,568)          (446,118)             4,120            (27,987)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................       (15,060,322)         5,982,200           (427,607)          (680,833)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        15,480,339         66,184,833            265,695            938,189
Contract owners' equity beginning
  of period .................................       328,058,126        261,873,293          8,510,043          7,571,854
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $   343,538,465        328,058,126          8,775,738          8,510,043
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................        20,918,239         19,078,676            199,202            202,293
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................         9,927,899         88,072,091             52,660             67,694
   Units redeemed ...........................       (10,561,103)       (86,232,528)           (35,588)           (70,785)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................        20,285,035         20,918,239            216,274            199,202
                                                ===============    ===============    ===============     ==============

                                                            ACIncGroA                              ACIncGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            13,480             12,804             51,160             29,860
   Realized gain (loss) on investments ......           119,851            316,565           (116,326)          (279,800)
   Change in unrealized gain (loss)
     on investments .........................           110,906            242,365            848,319          1,831,969
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           244,237            571,734            783,153          1,582,029
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           706,816            439,510            572,017            642,430
   Transfers between funds ..................           830,341            961,723            (55,612)           (97,530)
   Redemptions (note 3) .....................        (1,481,003)        (1,182,405)          (968,765)          (880,104)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (11,658)           (12,229)
   Contingent deferred sales charges
     (note 2) ...............................            (1,914)            (1,364)            (9,053)           (14,737)
   Adjustments to maintain reserves .........               (17)               (51)               356                 39
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................            54,223            217,413           (472,715)          (362,131)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           298,460            789,147            310,438          1,219,898
Contract owners' equity beginning
  of period .................................         2,086,730          1,297,583          7,212,151          5,992,253
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,190          2,086,730          7,522,589          7,212,151
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           254,671            202,500            431,936            459,146
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           298,844            977,912             66,179             67,034
   Units redeemed ...........................          (292,262)          (925,741)           (94,103)           (94,244)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           261,253            254,671            404,012            431,936
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            ACIntlGrA                              ACIntlGrI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (3,408)            (1,547)            (7,318)            (7,178)
   Realized gain (loss) on investments ......            74,317            243,684            189,041           (120,643)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            43,865             50,554            513,418
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            68,495            286,002            232,277            385,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            23,237             98,450             68,838            231,574
   Transfers between funds ..................          (798,159)           456,789           (194,798)            36,661
   Redemptions (note 3) .....................           (27,636)           (18,393)          (310,729)          (166,196)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (3,298)            (3,503)
   Contingent deferred sales charges
     (note 2) ...............................              (302)              (277)            (1,818)            (3,736)
   Adjustments to maintain reserves .........               (17)               (15)               246              1,020
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (802,877)           536,554           (441,559)            95,820
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (734,382)           822,556           (209,282)           481,417
Contract owners' equity beginning
  of period .................................         1,061,173            238,617          2,067,110          1,585,693
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       326,791          1,061,173          1,857,828          2,067,110
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           172,001             47,760            115,663            109,800
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           177,802          6,623,702             19,898            118,124
   Units redeemed ...........................          (303,347)        (6,499,461)           (44,224)          (112,261)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            46,456            172,001             91,337            115,663
                                                ===============    ===============    ===============     ==============

                                                             ACSTGvtI                              ACUltraI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            22,480             29,447           (229,910)          (212,334)
   Realized gain (loss) on investments ......           (10,254)            25,018           (779,076)          (859,069)
   Change in unrealized gain (loss)
     on investments .........................           (29,139)           (61,527)         2,586,317          4,660,185
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (16,913)            (7,062)         1,577,331          3,588,782
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           375,041            836,406          1,356,020          1,446,805
   Transfers between funds ..................          (148,843)          (518,344)          (599,961)            13,188
   Redemptions (note 3) .....................          (574,531)          (870,873)        (2,631,224)        (1,939,426)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,058)            (3,258)           (23,566)           (25,507)
   Contingent deferred sales charges
     (note 2) ...............................            (5,480)            (6,889)           (21,017)           (24,193)
   Adjustments to maintain reserves .........              (164)           (14,273)               625            (10,321)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (357,035)          (577,231)        (1,919,123)          (539,454)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (373,948)          (584,293)          (341,792)         3,049,328
Contract owners' equity beginning
  of period .................................         3,453,840          4,038,133         18,519,651         15,470,323
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,079,892          3,453,840         18,177,859         18,519,651
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           194,103            209,853          1,249,922          1,204,587
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            37,318            126,753            185,119            273,305
   Units redeemed ...........................           (58,258)          (142,503)          (288,220)          (227,970)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           173,163            194,103          1,146,821          1,249,922
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPInt4                              CSGIFixI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (1,774)                 -             57,878             94,454
   Realized gain (loss) on investments ......             2,351                  -              3,684             26,049
   Change in unrealized gain (loss)
     on investments .........................            50,442                  -             18,194            (17,797)
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,019                  -             79,756            102,706
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           146,908                  -             90,382            109,549
   Transfers between funds ..................           445,575                  -             35,069            277,196
   Redemptions (note 3) .....................           (14,800)                 -           (222,963)           (92,573)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (126)                 -             (1,195)            (1,307)
   Contingent deferred sales charges
     (note 2) ...............................               (10)                 -             (2,376)            (1,497)
   Adjustments to maintain reserves .........              (622)                 -                 30                 15
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           576,925                  -           (101,053)           291,383
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           627,944                  -            (21,297)           394,089
Contract owners' equity beginning
  of period .................................                 -                  -          1,017,116            623,027
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       627,944                  -            995,819          1,017,116
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             72,744             50,344
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            59,438                  -             29,209             84,914
   Units redeemed ...........................            (3,699)                 -            (36,162)           (62,514)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            55,739                  -             65,791             72,744
                                                ===============    ===============    ===============     ==============

                                                            CSMidCpGr                              DeDelFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (50,125)           (38,328)            31,493             36,233
   Realized gain (loss) on investments ......          (703,537)          (464,529)            46,974            (29,559)
   Change in unrealized gain (loss)
     on investments .........................         1,172,232          1,550,107            (18,302)           100,802
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           418,570          1,047,250             60,165            107,476
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           287,085            254,581             52,488             20,459
   Transfers between funds ..................            80,753            413,698             26,838            178,351
   Redemptions (note 3) .....................          (542,792)          (399,532)           (97,200)           (25,999)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,610)            (5,163)              (679)              (539)
   Contingent deferred sales charges
     (note 2) ...............................            (2,702)            (3,480)              (232)               (66)
   Adjustments to maintain reserves .........               147                  4               (199)              (242)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (183,119)           260,108            (18,984)           171,964
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           235,451          1,307,358             41,181            279,440
Contract owners' equity beginning
  of period .................................         3,726,032          2,418,674            562,391            282,951
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,961,483          3,726,032            603,572            562,391
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           282,864            263,436             43,328             28,131
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            52,247             81,121             22,852             35,718
   Units redeemed ...........................           (66,835)           (61,693)           (25,299)           (20,521)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           268,276            282,864             40,881             43,328
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryABonds                               DryApp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        96,429             91,353              5,949              8,296
   Realized gain (loss) on investments ......           (12,099)            25,251            (70,387)          (192,175)
   Change in unrealized gain (loss)
     on investments .........................           (33,614)             7,309            277,706            863,838
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            123,913            213,268            679,959
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           272,898            411,662            713,264          1,036,068
   Transfers between funds ..................          (176,609)           (50,635)            22,397            417,468
   Redemptions (note 3) .....................          (362,855)          (296,763)          (552,546)          (330,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,225)            (4,409)            (4,265)            (4,341)
   Contingent deferred sales charges
     (note 2) ...............................            (3,059)            (5,592)            (4,397)            (5,997)
   Adjustments to maintain reserves .........               120            (13,704)               142            (12,831)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (273,730)            40,559            174,595          1,099,603
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (223,014)           164,472            387,863          1,779,562
Contract owners' equity beginning
  of period .................................         3,454,549          3,290,077          4,861,163          3,081,601
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     3,231,535          3,454,549          5,249,026          4,861,163
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           231,833            228,069            482,126            345,694
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            26,628             63,860            137,044            204,521
   Units redeemed ...........................           (45,352)           (60,096)          (119,823)           (68,089)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,109            231,833            499,347            482,126
                                                ===============    ===============    ===============     ==============

                                                              DryBal                               DryELead
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            12,698              1,909             (1,039)              (763)
   Realized gain (loss) on investments ......            18,359            (42,988)             1,179                (66)
   Change in unrealized gain (loss)
     on investments .........................            36,775            292,139             10,509             23,426
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            67,832            251,060             10,649             22,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           191,005            393,833                 36                436
   Transfers between funds ..................        (2,062,137)           144,585            (10,777)            24,008
   Redemptions (note 3) .....................          (172,505)          (102,503)            (9,494)            (1,276)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,052)            (1,851)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,385)            (1,504)                 -                  -
   Adjustments to maintain reserves .........               893                 23                (10)                (1)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,046,181)           432,583            (20,245)            23,167
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,978,349)           683,643             (9,596)            45,764
Contract owners' equity beginning
  of period .................................         1,978,349          1,294,706            100,549             54,785
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......                 -          1,978,349             90,953            100,549
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           197,843            151,031             10,101              7,585
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            35,529             70,144                  3              2,643
   Units redeemed ...........................          (233,372)           (23,332)            (2,011)              (127)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                 -            197,843              8,093             10,101
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryBalOpp                              Dry3dCen
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        22,415                  -            (14,944)           (13,992)
   Realized gain (loss) on investments ......               145                  -           (194,115)          (301,025)
   Change in unrealized gain (loss)
     on investments .........................             6,424                  -            257,879            549,605
   Reinvested capital gains .................            12,773                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            41,757                  -             48,820            234,588
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             4,781                  -            111,919            149,487
   Transfers between funds ..................         2,129,913                  -           (141,279)           (60,511)
   Redemptions (note 3) .....................            (1,687)                 -           (102,568)           (86,436)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (55)                 -             (1,906)            (2,204)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (1,111)              (580)
   Adjustments to maintain reserves .........           (14,241)                 -                 (8)               (26)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,118,711                  -           (134,953)              (270)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,160,468                  -            (86,133)           234,318
Contract owners' equity beginning
  of period .................................                 -                  -          1,239,435          1,005,117
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,160,468                  -          1,153,302          1,239,435
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             94,492             84,912
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           214,871                  -             13,073             47,666
   Units redeemed ...........................            (1,562)                 -            (24,305)           (38,086)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,309                  -             83,260             94,492
                                                ===============    ===============    ===============     ==============

                                                             Dry500Ix                                EvInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            38,197            (12,694)             5,840              7,649
   Realized gain (loss) on investments ......          (632,309)          (841,313)            17,471            (10,698)
   Change in unrealized gain (loss)
     on investments .........................         2,160,160          4,687,800             29,009            191,783
   Reinvested capital gains .................                 -                  -             35,252                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,566,048          3,833,793             87,572            188,734
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,829,677          1,910,528             80,368             86,198
   Transfers between funds ..................          (121,574)            34,121            384,537             53,955
   Redemptions (note 3) .....................        (2,274,696)        (2,110,022)          (321,621)           (55,808)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (34,082)           (35,411)            (1,542)            (1,415)
   Contingent deferred sales charges
     (note 2) ...............................           (17,809)           (33,166)            (1,679)              (457)
   Adjustments to maintain reserves .........               798                206                 56               (124)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (617,686)          (233,744)           140,119             82,349
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           948,362          3,600,049            227,691            271,083
Contract owners' equity beginning
  of period .................................        18,293,906         14,693,857            867,245            596,162
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......        19,242,268         18,293,906          1,094,936            867,245
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           712,646            723,651             39,990             35,669
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           152,575            151,119             24,677              9,404
   Units redeemed ...........................          (177,202)          (162,124)           (18,353)            (5,083)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           688,019            712,646             46,314             39,990
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedEqInc                              FedHiYId
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $           787                873            168,977            109,505
   Realized gain (loss) on investments ......             2,535              6,778             18,113            152,337
   Change in unrealized gain (loss)
     on investments .........................             7,349              9,564             14,846             26,700
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,671             17,215            201,936            288,542
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             2,923             15,295            433,793            373,598
   Transfers between funds ..................           (17,112)            13,332          1,466,551            546,136
   Redemptions (note 3) .....................               (80)               (37)        (1,552,674)          (359,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,361)            (1,397)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (2,214)            (2,754)
   Adjustments to maintain reserves .........               (12)               (18)               115                 44
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (14,281)            28,572            344,210            555,803
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......            (3,610)            45,787            546,146            844,345
Contract owners' equity beginning
  of period .................................           105,332             59,545          1,793,939            949,594
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       101,722            105,332          2,340,085          1,793,939
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            14,167              9,824            170,690            109,902
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               936             10,211            664,877            470,314
   Units redeemed ...........................            (2,823)            (5,868)          (633,300)          (409,526)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            12,280             14,167            202,267            170,690
                                                ===============    ===============    ===============     ==============

                                                             FedIntCorpBd                           FedBdFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            16,202              9,011            111,694            117,938
   Realized gain (loss) on investments ......             1,274                829             33,265             10,463
   Change in unrealized gain (loss)
     on investments .........................            (4,747)             1,133            (19,970)           124,604
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            12,729             10,973            124,989            253,005
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           498,741             55,855            287,294            218,248
   Transfers between funds ..................           116,024             38,326            153,990             (3,346)
   Redemptions (note 3) .....................           (41,338)            (7,579)          (405,061)          (514,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,480)            (2,559)
   Contingent deferred sales charges
     (note 2) ...............................               (77)              (464)            (2,670)            (3,910)
   Adjustments to maintain reserves .........               (12)               (18)              (968)            (1,828)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           573,338             86,120             30,105           (308,219)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           586,067             97,093            155,094            (55,214)
Contract owners' equity beginning
  of period .................................           280,879            183,786          2,259,338          2,314,552
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           866,946            280,879          2,414,432          2,259,338
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            22,611             15,511            160,643            184,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            50,820              8,690             63,851             52,379
   Units redeemed ...........................            (5,067)            (1,590)           (61,886)           (76,079)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            68,364             22,611            162,608            160,643
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidABalA                                FidABalT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        10,220              8,832             10,075              7,953
   Realized gain (loss) on investments ......               160             (9,984)           (25,813)           (64,177)
   Change in unrealized gain (loss)
     on investments .........................            22,151            115,015             59,096            232,305
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            32,531            113,863             43,358            176,081
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,368             63,310            218,181            197,696
   Transfers between funds ..................            32,975             27,819            (92,766)           (77,721)
   Redemptions (note 3) .....................          (111,010)           (60,158)           (95,608)          (150,794)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,083)            (2,264)
   Contingent deferred sales charges
     (note 2) ...............................            (2,283)              (909)              (453)            (2,695)
   Adjustments to maintain reserves .........                 6                (50)                46                (14)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (64,944)            30,012             27,317            (35,792)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (32,413)           143,875             70,675            140,289
Contract owners' equity beginning
  of period .................................           820,544            676,669          1,206,630          1,066,341
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       788,131            820,544          1,277,305          1,206,630
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            84,334             81,046             83,221             85,330
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            10,408             12,717             18,083             20,355
   Units redeemed ...........................           (16,872)            (9,429)           (16,272)           (22,464)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            77,870             84,334             85,032             83,221
                                                ===============    ===============    ===============     ==============

                                                            FidAEGroA                            FidAEqIncA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (12,247)            (7,917)            (6,000)               573
   Realized gain (loss) on investments ......            28,530             61,172            247,722            (81,616)
   Change in unrealized gain (loss)
     on investments .........................             4,544            152,950             92,738            711,463
   Reinvested capital gains .................                 -                  -             52,743                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,827            206,205            387,203            630,420
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           122,701            291,741            720,864            778,064
   Transfers between funds ..................            69,796            155,389           (100,645)           180,445
   Redemptions (note 3) .....................           (58,824)           (35,345)          (291,406)          (149,935)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (307)              (207)            (3,397)            (2,799)
   Adjustments to maintain reserves .........                (5)               (17)               101                (78)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           133,361            411,561            325,517            805,697
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           154,188            617,766            712,720          1,436,117
Contract owners' equity beginning
  of period .................................         1,126,698            508,932          3,300,260          1,864,143
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         1,280,886          1,126,698          4,012,980          3,300,260
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................           176,059            103,982            287,775            207,180
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            66,407            415,236            117,747            338,513
   Units redeemed ...........................           (45,524)          (343,159)           (89,586)          (257,918)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           196,942            176,059            315,936            287,775
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidAEqIncT                             FidAGrOppA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (19,583)           (11,084)            (3,429)            (2,532)
   Realized gain (loss) on investments ......            38,907            (78,570)            27,649            (10,753)
   Change in unrealized gain (loss)
     on investments .........................           308,683            783,347             (6,949)            93,819
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916            693,693             17,271             80,534
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           358,332            327,728            182,725             97,362
   Transfers between funds ..................           489,693            261,807              3,721             23,220
   Redemptions (note 3) .....................          (374,942)          (428,467)           (21,229)           (36,534)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,266)            (5,002)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (5,574)            (2,911)              (797)              (439)
   Adjustments to maintain reserves .........               164                 (6)               (27)               (40)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           462,407            153,149            164,393             83,569
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           849,323            846,842            181,664            164,103
Contract owners' equity beginning
  of period .................................         3,359,593          2,512,751            390,109            226,006
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     4,208,916          3,359,593            571,773            390,109
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           182,726            173,217             55,941             41,447
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            78,239             50,833             69,914             22,467
   Units redeemed ...........................           (53,683)           (41,324)           (48,341)            (7,973)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           207,282            182,726             77,514             55,941
                                                ===============    ===============    ===============     ==============

                                                            FidAGrOppT                            FidAHiIncT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (44,291)           (46,739)           253,104            337,715
   Realized gain (loss) on investments ......          (599,666)          (769,879)           114,429            619,244
   Change in unrealized gain (loss)
     on investments .........................           868,458          1,816,523             24,896            187,231
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           224,501            999,905            392,429          1,144,190
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           359,130            353,221            103,595            510,066
   Transfers between funds ..................          (164,378)            23,563           (653,343)           363,050
   Redemptions (note 3) .....................          (681,932)          (407,028)          (486,104)          (435,445)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,174)            (8,852)            (3,284)            (3,090)
   Contingent deferred sales charges
     (note 2) ...............................            (4,032)            (3,371)            (2,399)            (3,175)
   Adjustments to maintain reserves .........               163                 15                474             (1,147)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (499,223)           (42,452)        (1,041,061)           430,259
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (274,722)           957,453           (648,632)         1,574,449
Contract owners' equity beginning
  of period .................................         4,670,127          3,712,674          3,879,384          2,304,935
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         4,395,405          4,670,127          3,230,752          3,879,384
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           370,410            375,670            269,387            222,978
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            47,077             75,218            108,577            939,071
   Units redeemed ...........................           (87,241)           (80,478)          (179,253)          (892,662)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           330,246            370,410            198,711            269,387
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FidAOvA                               FidAsMgr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (4,500)               (89)            47,282             53,900
   Realized gain (loss) on investments ......            39,818            336,667           (182,541)          (152,583)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)            34,682            284,607            719,171
   Reinvested capital gains .................               951                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            21,960            371,260            149,348            620,488
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            52,444             19,222            245,194            255,200
   Transfers between funds ..................          (422,787)           223,416             41,727            255,241
   Redemptions (note 3) .....................            (7,818)            (8,080)        (1,006,264)          (701,901)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (5,571)            (5,999)
   Contingent deferred sales charges
     (note 2) ...............................               (35)                 -            (11,123)            (3,830)
   Adjustments to maintain reserves .........               (10)                 5                129                (22)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (378,206)           234,563           (735,908)          (201,311)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (356,246)           605,823           (586,560)           419,177
Contract owners' equity beginning
  of period .................................           631,056             25,233          4,494,463          4,075,286
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       274,810            631,056          3,907,903          4,494,463
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................            77,409              4,402            231,668            242,946
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           135,637          8,153,103             31,623             37,101
   Units redeemed ...........................          (182,913)        (8,080,096)           (69,656)           (48,379)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            30,133             77,409            193,635            231,668
                                                ===============    ===============    ===============     ==============

                                                              FidCapInc                            FidEqInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            35,663             42,610             29,160             29,263
   Realized gain (loss) on investments ......           (29,153)           (16,901)           (90,661)          (502,672)
   Change in unrealized gain (loss)
     on investments .........................            60,138            165,265            697,510          2,533,317
   Reinvested capital gains .................                 -                  -            338,666            188,952
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            66,648            190,974            974,675          2,248,860
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            605,942            533,026
   Transfers between funds ..................            (9,291)                 -            492,624            784,021
   Redemptions (note 3) .....................          (198,277)           (48,322)        (1,631,380)        (1,388,708)
   Annuity benefits .........................                 -                  -               (315)              (280)
   Annual contract maintenance charges
     (note 2) ...............................              (959)              (944)           (15,176)           (14,834)
   Contingent deferred sales charges
     (note 2) ...............................                 -                 (5)            (3,522)            (6,658)
   Adjustments to maintain reserves .........                28                 25                720                590
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (208,499)           (49,246)          (551,107)           (92,843)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (141,851)           141,728            423,568          2,156,017
Contract owners' equity beginning
  of period .................................           679,880            538,152         10,459,135          8,303,118
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           538,029            679,880         10,882,703         10,459,135
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            11,090             12,054            119,162            121,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             15,640             24,190
   Units redeemed ...........................            (3,191)              (964)           (21,922)           (26,371)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................             7,899             11,090            112,880            119,162
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidMgln                              FidPurtn
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (23,495)           (91,916)           117,644            135,773
   Realized gain (loss) on investments ......          (934,907)          (938,021)          (164,892)          (211,446)
   Change in unrealized gain (loss)
     on investments .........................         2,131,293          5,246,074            438,199          1,782,367
   Reinvested capital gains .................                 -                  -            405,782            172,637
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891          4,216,137            796,733          1,879,331
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,041,801          1,068,218            496,722            483,171
   Transfers between funds ..................          (604,586)          (565,454)           259,629            238,084
   Redemptions (note 3) .....................        (2,993,940)        (2,751,954)        (1,459,952)        (1,773,479)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (30,128)           (32,851)           (12,014)           (12,760)
   Contingent deferred sales charges
     (note 2) ...............................           (21,687)           (35,033)            (7,740)           (30,827)
   Adjustments to maintain reserves .........               840               (423)               418                 74
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,607,700)        (2,317,497)          (722,937)        (1,095,737)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,434,809)         1,898,640             73,796            783,594
Contract owners' equity beginning
  of period .................................        21,806,684         19,908,044         10,711,174          9,927,580
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $    20,371,875         21,806,684         10,784,970         10,711,174
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           837,429            941,898            407,038            455,032
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            54,606             85,715             44,210             43,909
   Units redeemed ...........................          (154,657)          (190,184)           (71,254)           (91,903)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           737,378            837,429            379,994            407,038
                                                ===============    ===============    ===============     ==============

                                                               FidVIPHI                          FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............             4,445              3,337             (1,786)                 -
   Realized gain (loss) on investments ......           (29,559)              (687)             3,143                  -
   Change in unrealized gain (loss)
     on investments .........................            29,478             10,294             48,008                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             4,364             12,944             49,365                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            228,362                  -
   Transfers between funds ..................                 -                  -            245,168                  -
   Redemptions (note 3) .....................           (47,140)                 -             (9,419)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)               (30)               (27)                 -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -                (91)                 -
   Adjustments to maintain reserves .........                 9                 (6)                 7                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (47,170)               (36)           464,000                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (42,806)            12,908            513,365                  -
Contract owners' equity beginning
  of period .................................            63,450             50,542                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......            20,644             63,450            513,365                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................             2,909              2,911                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             62,732                  -
   Units redeemed ...........................            (2,034)                (2)           (16,255)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................               875              2,909             46,477                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FranMutSer                            FranSmMdCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        24,456             12,472            (22,103)           (13,995)
   Realized gain (loss) on investments ......           132,274           (168,378)             9,832            176,271
   Change in unrealized gain (loss)
     on investments .........................           494,021          1,256,592            271,558            247,509
   Reinvested capital gains .................           141,232                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           791,983          1,100,686            259,287            409,785
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           880,195            916,633            337,434            451,066
   Transfers between funds ..................           212,729            370,961            813,319            177,718
   Redemptions (note 3) .....................          (559,178)          (613,679)          (154,591)           (63,652)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,869)            (3,858)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,180)            (4,806)            (1,660)            (1,336)
   Adjustments to maintain reserves .........            (5,867)            (5,151)               (23)               (34)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           516,830            660,100            994,479            563,762
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         1,308,813          1,760,786          1,253,766            973,547
Contract owners' equity beginning
  of period .................................         5,924,590          4,163,804          1,840,506            866,959
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     7,233,403          5,924,590          3,094,272          1,840,506
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           436,986            380,780            289,019            185,549
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           168,306            166,681            187,684          1,578,627
   Units redeemed ...........................          (129,214)          (110,475)           (41,466)        (1,475,157)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           476,078            436,986            435,237            289,019
                                                ===============    ===============    ===============     ==============

                                                           FrVIPForSec3                            FranBSInv
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            (3,780)                 -             (3,030)            (5,093)
   Realized gain (loss) on investments ......             1,189                  -             61,433              3,387
   Change in unrealized gain (loss)
     on investments .........................           241,111                  -            275,755            217,960
   Reinvested capital gains .................                 -                  -             31,853              7,293
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           238,520                  -            366,011            223,547
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           286,209                  -            745,814            358,076
   Transfers between funds ..................         1,933,093                  -            171,978            152,369
   Redemptions (note 3) .....................           (71,830)                 -           (210,783)           (66,640)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (342)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (992)                 -             (1,757)            (2,346)
   Adjustments to maintain reserves .........               421                  -                 (1)               (10)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,146,559                  -            705,251            441,449
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,385,079                  -          1,071,262            664,996
Contract owners' equity beginning
  of period .................................                 -                  -          1,154,090            489,094
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,079                  -          2,225,352          1,154,090
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             77,941             42,332
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           216,204                  -             69,308             45,858
   Units redeemed ...........................            (9,320)                 -            (25,744)           (10,249)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           206,884                  -            121,505             77,941
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartBond                              GartBdIx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        79,684             97,646              5,133              3,730
   Realized gain (loss) on investments ......            20,417             30,487                262                639
   Change in unrealized gain (loss)
     on investments .........................           (20,839)            (2,902)               276             (2,945)
   Reinvested capital gains .................                 -                  -                135                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262            125,231              5,806              1,424
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           225,500            286,162             94,224            115,870
   Transfers between funds ..................           (92,712)             5,642            (15,558)           (39,681)
   Redemptions (note 3) .....................          (410,712)          (481,052)            (3,439)            (6,726)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,494)            (3,487)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (4,019)            (3,557)              (132)                 -
   Adjustments to maintain reserves .........                33               (203)                 3                (38)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (285,404)          (196,495)            75,098             69,425
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (206,142)           (71,264)            80,904             70,849
Contract owners' equity beginning
  of period .................................         2,476,766          2,548,030            173,477            102,628
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,270,624          2,476,766            254,381            173,477
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            72,695             78,906             14,144              8,533
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................             8,715             38,314              9,350             11,429
   Units redeemed ...........................           (17,227)           (44,525)            (3,239)            (5,818)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            64,183             72,695             20,255             14,144
                                                ===============    ===============    ===============     ==============

                                                            GartGvtBd                              GartGrowA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           163,397            195,166             (5,023)              (147)
   Realized gain (loss) on investments ......          (100,334)            15,327              8,986                 23
   Change in unrealized gain (loss)
     on investments .........................            65,740           (327,516)            26,922              5,940
   Reinvested capital gains .................                 -            160,200                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           128,803             43,177             30,885              5,816
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           487,221          1,068,979            137,214              7,254
   Transfers between funds ..................          (427,973)          (598,886)            91,524            331,982
   Redemptions (note 3) .....................          (802,782)          (955,905)           (63,228)               (80)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,699)            (6,302)              (569)               (20)
   Contingent deferred sales charges
     (note 2) ...............................           (11,329)           (18,338)              (202)                 -
   Adjustments to maintain reserves .........               319             (4,004)               253                  9
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (760,243)          (514,456)           164,992            339,145
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (631,440)          (471,279)           195,877            344,961
Contract owners' equity beginning
  of period .................................         6,686,754          7,158,033            344,961                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         6,055,314          6,686,754            540,838            344,961
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           473,517            507,979             33,909                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            86,041            398,189             44,719             34,468
   Units redeemed ...........................          (135,880)          (432,651)           (28,698)              (559)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           423,678            473,517             49,930             33,909
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartGrow                              GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (14,221)           (15,286)               573                  -
   Realized gain (loss) on investments ......            13,471         (1,043,731)                63                  -
   Change in unrealized gain (loss)
     on investments .........................            84,449          1,402,010              4,650                  -
   Reinvested capital gains .................                 -                  -              1,140                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            83,699            342,993              6,426                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             7,485            228,627              3,773                  -
   Transfers between funds ..................          (164,220)           126,780             79,834                  -
   Redemptions (note 3) .....................          (111,838)          (137,141)              (344)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,497)            (2,871)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (388)            (1,663)                 -                  -
   Adjustments to maintain reserves .........                 3                 22                  1                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (271,455)           213,754             83,264                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (187,756)           556,747             89,690                  -
Contract owners' equity beginning
  of period .................................         1,509,129            952,382                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     1,321,373          1,509,129             89,690                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            60,362             32,539                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               211            930,473              8,073                  -
   Units redeemed ...........................           (11,113)          (902,650)               (32)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            49,460             60,362              8,041                  -
                                                ===============    ===============    ===============     ==============

                                                            GVITIDCon                              GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............                 4                  -              3,826                  -
   Realized gain (loss) on investments ......                 -                  -                 56                  -
   Change in unrealized gain (loss)
     on investments .........................                 5                  -             27,199                  -
   Reinvested capital gains .................                 2                  -                831                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................                11                  -             31,912                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                68                  -             22,186                  -
   Transfers between funds ..................               234                  -            459,608                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                (30)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (3)                 -                  3                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................               299                  -            481,767                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......               310                  -            513,679                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......               310                  -            513,679                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                30                  -             47,713                  -
   Units redeemed ...........................                 -                  -                 (3)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                30                  -             47,710                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITIDModAgg                         GVITIDModCon
                                                ----------------------------------    ---------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............   $         3,377                  -                 86                  -
   Realized gain (loss) on investments ......                27                  -                  1                  -
   Change in unrealized gain (loss)
     on investments .........................            18,552                  -                117                  -
   Reinvested capital gains .................             4,596                  -                 25                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                  -                229                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,044                  -              8,079                  -
   Transfers between funds ..................           496,152                  -              2,769                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)                 -                 (1)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                 1                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           511,166                  -             10,844                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           537,718                  -             11,073                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       537,718                  -             11,073                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Units purchased ..........................            48,893                  -              1,048                  -
   Units redeemed ...........................                (3)                 -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Ending units .............................            48,890                  -              1,048                  -
                                                ===============    ===============    ===============    ==============

                                                             GVITJPBal                            GartID Agg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............             1,144                432              3,645                822
   Realized gain (loss) on investments ......               956             (3,242)             5,906               (411)
   Change in unrealized gain (loss)
     on investments .........................             6,946             14,496             67,290             51,775
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,046             11,686             76,841             52,186
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            54,950             35,894            270,187            124,293
   Transfers between funds ..................            (1,694)             9,829             20,098            149,468
   Redemptions (note 3) .....................           (14,794)           (24,519)           (30,604)            (1,086)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (160)              (130)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................               (89)              (429)              (177)                 -
   Adjustments to maintain reserves .........                (5)                (5)                (8)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            38,208             20,640            259,496            272,650
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            47,254             32,326            336,337            324,836
Contract owners' equity beginning
  of period .................................            98,367             66,041            409,355             84,519
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           145,621             98,367            745,692            409,355
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            10,009              7,874             47,094             12,677
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             5,878              6,230             33,518             34,718
   Units redeemed ...........................            (2,062)            (4,095)            (4,443)              (301)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            13,825             10,009             76,169             47,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartIDCon                            GartIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        14,072              6,686             31,500              5,482
   Realized gain (loss) on investments ......             4,381                (38)            13,602            (17,209)
   Change in unrealized gain (loss)
     on investments .........................            10,218             22,864            216,385            145,327
   Reinvested capital gains .................             7,170                  -              3,321                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            35,841             29,512            264,808            133,600
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           463,378            336,339          1,771,954            517,631
   Transfers between funds ..................           224,471            105,217          1,356,689             59,523
   Redemptions (note 3) .....................          (129,524)            (8,333)          (166,966)           (85,103)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (417)                 -             (2,466)            (1,775)
   Adjustments to maintain reserves .........                52                (39)                31                (32)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           557,960            433,184          2,959,242            490,244
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           593,801            462,696          3,224,050            623,844
Contract owners' equity beginning
  of period .................................           787,586            324,890          1,057,085            433,241
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,381,387            787,586          4,281,135          1,057,085
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            73,292             32,226            109,099             52,794
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            64,734             41,858            323,787             71,388
   Units redeemed ...........................           (13,666)              (792)           (24,578)           (15,083)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           124,360             73,292            408,308            109,099
                                                ===============    ===============    ===============    ===============

                                                           GartIDModAgg                          GartIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             8,027              4,292             12,247              3,483
   Realized gain (loss) on investments ......            84,342             84,254              7,608                269
   Change in unrealized gain (loss)
     on investments .........................            63,536             38,893             40,853             28,912
   Reinvested capital gains .................               117                  -              1,202                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           156,022            127,439             61,910             32,664
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           917,160            531,595            201,881             74,971
   Transfers between funds ..................          (746,605)           603,825            175,737            645,946
   Redemptions (note 3) .....................          (162,996)            (1,069)           (42,840)            (6,810)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,424)                 -               (783)                 -
   Adjustments to maintain reserves .........                 3                (26)                10                (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................             4,138          1,134,325            334,005            714,082
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           160,160          1,261,764            395,915            746,746
Contract owners' equity beginning
  of period .................................         1,418,116            156,352            831,220             84,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,578,276          1,418,116          1,227,135            831,220
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           155,282             21,384             80,598              9,259
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           336,096            324,819             39,972             72,045
   Units redeemed ...........................          (335,150)          (190,921)            (8,236)              (706)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           156,228            155,282            112,334             80,598
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GartIntlndx                           GartLgCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           (62)             1,175             (1,905)              (345)
   Realized gain (loss) on investments ......            35,294            238,870            120,071            (44,015)
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            20,252             49,397            233,914
   Reinvested capital gains .................               432                 67                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            260,364            167,563            189,554
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,248             15,856            215,413            257,003
   Transfers between funds ..................          (685,277)           421,503            224,204            171,452
   Redemptions (note 3) .....................            (2,304)              (664)          (219,724)           (73,404)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,173)              (939)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -               (843)              (487)
   Adjustments to maintain reserves .........               (18)                (7)                60                (18)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (677,351)           436,688            217,937            353,607
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (657,211)           697,052            385,500            543,161
Contract owners' equity beginning
  of period .................................           700,429              3,377          1,115,437            572,276
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        43,218            700,429          1,500,937          1,115,437
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            86,263                564             99,480             64,810
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            28,295          4,039,245             78,801             66,380
   Units redeemed ...........................          (110,028)        (3,953,546)           (60,980)           (31,710)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             4,530             86,263            117,301             99,480
                                                ===============    ===============    ===============    ===============

                                                           GartMdCpMkt                            GartMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (4,025)            (2,041)           (52,033)           (92,430)
   Realized gain (loss) on investments ......            34,269              3,229                  -                  -
   Change in unrealized gain (loss)
     on investments .........................            42,609             88,456                  -                  -
   Reinvested capital gains .................            14,392              4,169                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            87,245             93,813            (52,033)           (92,430)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           189,591            105,220          2,030,651          1,546,954
   Transfers between funds ..................            90,515             18,512           (325,409)        (1,097,937)
   Redemptions (note 3) .....................           (24,930)           (45,072)        (2,922,171)        (4,103,385)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (19,115)           (22,285)
   Contingent deferred sales charges
     (note 2) ...............................              (140)            (1,673)           (19,583)           (50,921)
   Adjustments to maintain reserves .........               (26)               (13)               414           (209,215)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           255,010             76,974         (1,255,213)        (3,936,789)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           342,255            170,787         (1,307,246)        (4,029,219)
Contract owners' equity beginning
  of period .................................           433,003            262,216         10,938,742         14,967,961
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           775,258            433,003          9,631,496         10,938,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            40,923             32,942            472,855            633,619
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            37,008             14,056            385,033            464,808
   Units redeemed ...........................           (13,706)            (6,075)          (439,214)          (625,572)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            64,225             40,923            418,674            472,855
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GartMyMktS                            GartNWFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (29,439)           (79,019)            (5,983)           (23,927)
   Realized gain (loss) on investments ......                 -                  -           (493,639)          (535,258)
   Change in unrealized gain (loss)
     on investments .........................                 -                  -            941,966          1,720,268
   Reinvested capital gains .................                 -                  -             23,749                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (29,439)           (79,019)           466,093          1,161,083
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         2,592,987         14,629,178            583,702            742,231
   Transfers between funds ..................        (1,815,080)        (5,501,087)          (333,650)           (96,258)
   Redemptions (note 3) .....................        (9,026,740)        (6,106,601)          (521,825)          (562,388)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (10,507)           (11,724)
   Contingent deferred sales charges
     (note 2) ...............................           (22,467)           (11,374)            (2,965)            (8,321)
   Adjustments to maintain reserves .........                11               (293)               174                 69
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (8,271,289)         3,009,823           (285,071)            63,609
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (8,300,728)         2,930,804            181,022          1,224,692
Contract owners' equity beginning
  of period .................................        11,007,017          8,076,213          5,727,949          4,503,257
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,706,289         11,007,017          5,908,971          5,727,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................         1,054,174            767,343             88,218             66,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................         1,597,360         31,536,835             20,302             36,190
   Units redeemed ...........................        (2,391,402)       (31,250,004)           (21,139)           (14,361)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           260,132          1,054,174             87,381             88,218
                                                ===============    ===============    ===============    ===============

                                                          GartSP500Indx                           GartSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,717             (4,021)           (34,417)           (16,081)
   Realized gain (loss) on investments ......           292,997           (438,625)            23,023            324,395
   Change in unrealized gain (loss)
     on investments .........................             5,453          1,083,044            255,782             73,718
   Reinvested capital gains .................                 -                  -            418,170             28,030
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           301,167            640,398            662,558            410,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           632,910            706,396            642,389            298,347
   Transfers between funds ..................          (235,636)            18,931            743,106            891,016
   Redemptions (note 3) .....................          (362,190)          (350,601)          (254,613)          (176,149)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,256)            (2,066)            (2,911)            (2,065)
   Contingent deferred sales charges
     (note 2) ...............................            (5,451)            (1,979)            (3,013)            (2,352)
   Adjustments to maintain reserves .........                17             (1,954)               123                 43
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            27,394            368,727          1,125,081          1,008,840
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           328,561          1,009,125          1,787,639          1,418,902
Contract owners' equity beginning
  of period .................................         3,324,284          2,315,159          2,125,948            707,046
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,652,845          3,324,284          3,913,587          2,125,948
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           423,786            374,477            153,649             74,127
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           202,020            405,659            155,499            520,278
   Units redeemed ...........................          (198,464)          (356,350)           (77,850)          (440,756)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           427,342            423,786            231,298            153,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartSmCapIx                           GartValOpp
                                                ---------------------------------     ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (2,711)              (724)            (4,888)              (939)
   Realized gain (loss) on investments ......            35,609             12,763              7,554                  4
   Change in unrealized gain (loss)
     on investments .........................            38,961             32,295            (48,493)            31,029
   Reinvested capital gains .................            29,061              4,624            104,176                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             48,958             58,349             30,094
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           277,698             87,806            312,020             27,521
   Transfers between funds ..................           197,202            111,006             74,819            100,619
   Redemptions (note 3) .....................           (62,009)            (2,114)            (9,260)            (1,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (835)               (22)              (167)               (74)
   Adjustments to maintain reserves .........               (17)               (17)               (28)               (12)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           412,039            196,659            377,384            126,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           512,959            245,617            435,733            156,384
Contract owners' equity beginning
  of period .................................           298,888             53,271            196,853             40,469
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       811,847            298,888            632,586            196,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            27,945              7,171             15,946              4,444
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            53,368             60,384             32,832             12,363
   Units redeemed ...........................           (16,246)           (39,610)            (3,188)              (861)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            65,067             27,945             45,590             15,946
                                                ===============    ===============    ===============    ===============

                                                             InvDynam                              InvSmCoGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (79,059)           (70,766)            (6,051)            (6,675)
   Realized gain (loss) on investments ......        (1,297,653)        (2,135,421)             8,784             40,219
   Change in unrealized gain (loss)
     on investments .........................         1,972,234          3,917,838             48,684             61,304
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           595,522          1,711,651             51,417             94,848
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           569,959            785,875             54,377            121,612
   Transfers between funds ..................          (734,780)           129,888             23,951           (864,737)
   Redemptions (note 3) .....................          (795,250)          (490,155)          (171,880)          (128,133)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,655)            (8,981)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,388)            (8,969)              (536)            (1,936)
   Adjustments to maintain reserves .........             2,802               (855)                97                864
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (977,312)           406,803            (93,991)          (872,330)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (381,790)         2,118,454            (42,574)          (777,482)
Contract owners' equity beginning
  of period .................................         6,557,162          4,438,708            569,039          1,346,521
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,175,372          6,557,162            526,465            569,039
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           833,176            758,031             92,094            288,252
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           118,918            432,108             43,077            902,814
   Units redeemed ...........................          (231,003)          (356,963)           (58,888)        (1,098,972)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           721,091            833,176             76,283             92,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             InvTotRet                             JanBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           620              1,275              5,768              6,842
   Realized gain (loss) on investments ......            (9,695)           (23,266)            38,417             32,474
   Change in unrealized gain (loss)
     on investments .........................            17,770             72,307             44,592            132,944
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             8,695             50,316             88,777            172,260
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            13,333             47,334            247,393            559,173
   Transfers between funds ..................           (66,368)            22,082           (393,695)          (172,745)
   Redemptions (note 3) .....................           (27,619)           (74,203)           (59,562)           (45,674)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (740)               (29)            (1,499)              (856)
   Adjustments to maintain reserves .........               (16)               (15)               (55)               (21)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           (81,410)            (4,831)          (207,418)           339,877
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (72,715)            45,485           (118,641)           512,137
Contract owners' equity beginning
  of period .................................           411,647            366,162          1,427,611            915,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       338,932            411,647          1,308,970          1,427,611
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            43,049             44,076            148,887            107,570
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             2,339              8,518             29,550            210,488
   Units redeemed ...........................           (10,810)            (9,545)           (50,761)          (169,171)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            34,578             43,049            127,676            148,887
                                                ===============    ===============    ===============    ===============

                                                             JanIntl                               JanWorld
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,941)            (1,502)            (8,752)            (6,978)
   Realized gain (loss) on investments ......            39,561            385,978             44,174            151,084
   Change in unrealized gain (loss)
     on investments .........................           (28,249)            31,646            (13,055)           126,405
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,371            416,122             22,367            270,511
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             6,239            160,837             53,572            382,064
   Transfers between funds ..................          (694,671)           127,384           (482,811)          (224,185)
   Redemptions (note 3) .....................            (1,038)           (13,670)           (55,155)           (81,942)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -             (1,021)            (1,751)
   Adjustments to maintain reserves .........               (25)               (11)                (3)               (60)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (689,503)           274,540           (485,418)            74,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (680,132)           690,662           (463,051)           344,637
Contract owners' equity beginning
  of period .................................           730,459             39,797          1,299,031            954,394
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            50,327            730,459            835,980          1,299,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           109,672              7,960            212,407            189,431
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           147,928          8,672,414             10,495          3,541,684
   Units redeemed ...........................          (251,202)        (8,570,702)           (90,740)        (3,518,708)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             6,398            109,672            132,162            212,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             JanFund                               Jan20Fd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (126,686)          (128,527)          (288,902)          (168,709)
   Realized gain (loss) on investments ......        (2,206,385)        (2,086,105)        (2,175,763)        (3,450,451)
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          4,853,657          7,111,874          8,216,691
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          2,639,025          4,647,209          4,597,531
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           741,313            976,026          1,791,921          2,318,493
   Transfers between funds ..................        (1,064,177)          (724,143)        (1,479,344)        (1,956,769)
   Redemptions (note 3) .....................        (1,384,366)        (1,178,410)        (2,794,605)        (2,626,034)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (18,686)           (21,901)           (45,304)           (51,639)
   Contingent deferred sales charges
     (note 2) ...............................           (14,305)           (18,409)           (30,394)           (38,949)
   Adjustments to maintain reserves .........               312            (38,782)             1,032            (28,985)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (1,739,909)        (1,005,619)        (2,556,694)        (2,383,883)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,467,083)         1,633,406          2,090,515          2,213,648
Contract owners' equity beginning
  of period .................................        11,013,476          9,380,070         22,785,027         20,571,379
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     9,546,393         11,013,476         24,875,542         22,785,027
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           840,546            927,009          1,367,638          1,505,246
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            78,587            146,217            124,178            214,857
   Units redeemed ...........................          (209,054)          (232,680)          (316,880)          (352,465)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           710,079            840,546          1,174,936          1,367,638
                                                ===============    ===============    ===============    ===============

                                                             JanWrldwde                            LazSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (54,589)           (31,224)           (36,844)           (26,117)
   Realized gain (loss) on investments ......        (2,914,362)        (1,063,232)           158,646           (117,454)
   Change in unrealized gain (loss)
     on investments .........................         3,236,569          3,051,655           (268,777)           823,380
   Reinvested capital gains .................                 -                  -            523,382                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           267,618          1,957,199            376,407            679,809
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           326,608            944,330            318,772            346,739
   Transfers between funds ..................        (1,681,251)        (1,151,130)           427,369           (892,470)
   Redemptions (note 3) .....................        (1,225,229)        (1,115,842)          (333,245)          (311,522)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (16,339)           (19,886)            (2,873)            (2,578)
   Contingent deferred sales charges
     (note 2) ...............................           (12,385)           (15,633)            (2,192)            (5,073)
   Adjustments to maintain reserves .........               295                 34                 92             (1,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (2,608,301)        (1,358,127)           407,923           (866,280)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,340,683)           599,072            784,330           (186,471)
Contract owners' equity beginning
  of period .................................        10,109,603          9,510,531          2,558,176          2,744,647
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         7,768,920         10,109,603          3,342,506          2,558,176
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           745,134            864,427            168,554            255,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            30,813             95,375             74,318            236,439
   Units redeemed ...........................          (223,623)          (214,668)           (48,740)          (323,349)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           552,324            745,134            194,132            168,554
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             MFSStratIncA                          NWLgCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        38,157             29,221                  -             (2,964)
   Realized gain (loss) on investments ......            13,896              4,551                  -             11,873
   Change in unrealized gain (loss)
     on investments .........................             2,176             37,811                  -             39,317
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            54,229             71,583                  -             48,226
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            69,765             51,298                  -            105,157
   Transfers between funds ..................           141,989            240,701                  -           (334,908)
   Redemptions (note 3) .....................          (114,560)           (46,402)                 -            (28,962)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,080)            (1,029)                 -               (518)
   Contingent deferred sales charges
     (note 2) ...............................              (694)              (139)                 -             (1,430)
   Adjustments to maintain reserves .........               (29)                27                  -             (1,693)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            95,391            244,456                  -           (262,354)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           149,620            316,039                  -           (214,128)
Contract owners' equity beginning
  of period .................................           741,264            425,225                  -            214,128
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       890,884            741,264                  -                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            61,538             39,645                  -             41,537
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,320             37,935                  -             84,844
   Units redeemed ...........................           (13,682)           (16,042)                 -           (126,381)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            69,176             61,538                  -                  -
                                                ===============    ===============    ===============    ===============

                                                             NBEFGuard                             NBEFPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (31,793)           (31,439)           (30,413)           (55,469)
   Realized gain (loss) on investments ......          (150,646)          (603,972)          (134,716)          (420,582)
   Change in unrealized gain (loss)
     on investments .........................           603,738          1,529,560          1,002,587          1,761,525
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           421,299            894,149            837,458          1,285,474
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           167,669            130,934            297,445            302,207
   Transfers between funds ..................           (84,114)          (299,624)            43,186            104,703
   Redemptions (note 3) .....................          (513,396)          (511,602)          (753,635)          (540,024)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,172)            (4,382)            (7,395)            (7,328)
   Contingent deferred sales charges
     (note 2) ...............................            (4,013)            (3,344)            (3,404)            (5,989)
   Adjustments to maintain reserves .........               101                 10                241                 12
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (437,925)          (688,008)          (423,562)          (146,419)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (16,626)           206,141            413,896          1,139,055
Contract owners' equity beginning
  of period .................................         3,265,121          3,058,980          5,057,026          3,917,971
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,248,495          3,265,121          5,470,922          5,057,026
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           193,335            241,595            201,663            209,534
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            16,149             14,784             24,732             37,028
   Units redeemed ...........................           (41,570)           (63,044)           (40,980)           (44,899)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           167,914            193,335            185,415            201,663
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBETGen                               NBETGuard
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (148,378)           (97,694)            (3,420)            (2,831)
   Realized gain (loss) on investments ......           381,383          1,268,957              3,821            (20,326)
   Change in unrealized gain (loss)
     on investments .........................         1,307,627            970,033             50,820            105,324
   Reinvested capital gains .................           412,375              5,247                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,953,007          2,146,543             51,221             82,167
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,881,461          1,422,422              5,904             33,986
   Transfers between funds ..................         1,926,834          1,219,170             16,844             10,878
   Redemptions (note 3) .....................        (1,345,727)        (1,152,522)           (20,954)           (35,883)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (9,296)            (7,399)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,383)            (8,793)              (491)              (332)
   Adjustments to maintain reserves .........               467               (754)               (39)               (28)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,442,356          1,472,124              1,264              8,621
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         4,395,363          3,618,667             52,485             90,788
Contract owners' equity beginning
  of period .................................        10,220,042          6,601,375            350,024            259,236
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    14,615,405         10,220,042            402,509            350,024
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           606,006            507,180             39,493             39,007
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,639            736,660             10,985              7,311
   Units redeemed ...........................          (177,790)          (637,834)           (10,869)            (6,825)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           738,855            606,006             39,609             39,493
                                                ===============    ===============    ===============    ===============

                                                             NBETPart                              NBETSocRes
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,476)            (2,339)              (266)                 -
   Realized gain (loss) on investments ......            14,960             49,303                  5                  -
   Change in unrealized gain (loss)
     on investments .........................            37,271             44,024              5,200                  -
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,755             90,988              6,718                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            20,658             15,886             32,600                  -
   Transfers between funds ..................           120,743            (20,275)            49,643                  -
   Redemptions (note 3) .....................           (56,652)            (9,859)              (383)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (361)              (424)                 -                  -
   Adjustments to maintain reserves .........               (43)                 5                 (4)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            84,345            (14,667)            81,856                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           135,100             76,321             88,574                  -
Contract owners' equity beginning
  of period .................................           223,623            147,302                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           358,723            223,623             88,574                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            23,117             20,457                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,874            385,831              7,887                  -
   Units redeemed ...........................           (13,481)          (383,171)               (42)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            31,510             23,117              7,845                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBLtdMat                              OppCapApA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        30,999             31,100            (21,823)            (9,820)
   Realized gain (loss) on investments ......            (9,456)               628             40,943            (37,382)
   Change in unrealized gain (loss)
     on investments .........................           (26,584)           (14,778)            95,796            294,416
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            (5,041)            16,950            114,916            247,214
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           100,699             90,872            327,870            439,879
   Transfers between funds ..................           120,724            137,722            634,127            344,731
   Redemptions (note 3) .....................          (317,927)          (112,921)          (105,360)           (29,293)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,352)            (1,539)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,405)              (818)            (3,697)              (836)
   Adjustments to maintain reserves .........                56                127                 (2)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (101,205)           113,443            852,938            754,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (106,246)           130,393            967,854          1,001,670
Contract owners' equity beginning
  of period .................................         1,394,009          1,263,616          1,565,653            563,983
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,287,763          1,394,009          2,533,507          1,565,653
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            97,423             89,370            213,208             98,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            25,101             42,696            187,268            140,074
   Units redeemed ...........................           (32,177)           (34,643)           (72,556)           (25,330)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            90,347             97,423            327,920            213,208
                                                ===============    ===============    ===============    ===============

                                                             OppChpInc                             OppGlob
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             6,901              1,847           (116,810)           (49,145)
   Realized gain (loss) on investments ......               893                  8            798,982           (265,470)
   Change in unrealized gain (loss)
     on investments .........................             3,171              3,546          1,755,826          5,097,672
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,965              5,401          2,437,998          4,783,057
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            70,706             25,716            638,601          1,760,899
   Transfers between funds ..................             2,360             43,246         (1,691,538)           863,002
   Redemptions (note 3) .....................            (6,385)              (618)        (2,389,090)        (1,241,656)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (16,792)           (16,247)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -            (20,334)           (10,448)
   Adjustments to maintain reserves .........                (8)                 4                656            (69,176)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            66,673             68,348         (3,478,497)         1,286,374
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            77,638             73,749         (1,040,499)         6,069,431
Contract owners' equity beginning
  of period .................................            73,749                  -         17,127,357         11,057,926
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           151,387             73,749         16,086,858         17,127,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             6,563                  -            799,413            645,872
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             7,621              6,620            188,210          3,943,435
   Units redeemed ...........................            (1,704)               (57)          (362,508)        (3,789,894)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            12,480              6,563            625,115            799,413
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppGlSec4                             OppStrInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (13,987)                 -             18,670              6,316
   Realized gain (loss) on investments ......             2,030                  -              3,034              9,356
   Change in unrealized gain (loss)
     on investments .........................           460,712                  -              6,181              8,698
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           448,755                  -             27,885             24,370
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,014,942                  -            135,876             92,221
   Transfers between funds ..................         2,042,665                  -            (13,911)            32,598
   Redemptions (note 3) .....................           (58,936)                 -             (8,957)            (7,219)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (825)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (874)                 -                (97)              (158)
   Adjustments to maintain reserves .........               (48)                 -                 34                 94
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,996,924                  -            112,945            117,536
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,445,679                  -            140,830            141,906
Contract owners' equity beginning
  of period .................................                 -                  -            237,385             95,479
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,445,679                  -            378,215            237,385
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             18,797              8,948
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,430                  -             14,902             21,635
   Units redeemed ...........................           (12,063)                 -             (6,103)           (11,786)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           298,367                  -             27,596             18,797
                                                ===============    ===============    ===============    ===============

                                                             PhxBalFd                              PimTotRet
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             9,765              6,885             26,577             38,359
   Realized gain (loss) on investments ......            (8,538)           (28,454)             8,221              9,305
   Change in unrealized gain (loss)
     on investments .........................            15,780            154,952            (31,688)            (4,858)
   Reinvested capital gains .................            43,528                  -            114,299             40,962
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            60,535            133,383            117,409             83,768
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           105,888             92,830          1,122,627            715,052
   Transfers between funds ..................            17,923             83,246            285,951            140,216
   Redemptions (note 3) .....................           (45,697)           (73,464)          (249,562)          (155,867)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,527)            (1,678)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (213)              (247)            (1,210)            (2,866)
   Adjustments to maintain reserves .........                27                  -               (446)              (297)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            76,401            100,687          1,157,360            696,238
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           136,936            234,070          1,274,769            780,006
Contract owners' equity beginning
  of period .................................           991,782            757,712          2,573,697          1,793,691
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,128,718            991,782          3,848,466          2,573,697
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            53,906             48,209            203,571            147,395
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             8,111             12,185            153,285             95,159
   Units redeemed ...........................            (4,017)            (6,488)           (62,713)           (38,983)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            58,000             53,906            294,143            203,571
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              PIntEq                               PVoyager
                                                ---------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $          (218)             3,533               (868)              (173)
   Realized gain (loss) on investments ......            27,831             99,315                132                481
   Change in unrealized gain (loss)
     on investments .........................           (17,631)            18,002              4,933              2,773
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,982            120,850              4,197              3,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,444              5,771              8,045             10,690
   Transfers between funds ..................          (323,292)           183,951             18,596             64,090
   Redemptions (note 3) .....................              (161)            (3,708)              (292)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (1)                 2                (27)                 7
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (313,010)           186,016             26,322             72,890
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (303,028)           306,866             30,519             75,971
Contract owners' equity beginning
  of period .................................           306,866                  -             75,971                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,838            306,866            106,490             75,971
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            24,231                  -              6,455                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................               658          1,711,323              2,348              6,990
   Units redeemed ...........................           (24,624)        (1,687,092)               (80)              (535)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................               265             24,231              8,723              6,455
                                                ===============    ===============    ===============    ===============

                                                             StComStk                             StrMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (53,486)           (42,927)            (3,145)            (1,258)
   Realized gain (loss) on investments ......            76,521            (57,481)             9,324             (6,549)
   Change in unrealized gain (loss)
     on investments .........................            18,748          1,222,510             40,233             31,194
   Reinvested capital gains .................           299,824                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           341,607          1,122,102             46,412             23,387
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           372,606            662,430             57,087             36,200
   Transfers between funds ..................           (11,597)           (71,121)             8,215            120,177
   Redemptions (note 3) .....................          (508,831)          (383,098)           (17,987)           (12,765)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,404)            (3,354)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,996)            (5,190)              (222)               (35)
   Adjustments to maintain reserves .........             2,004             (2,535)               (14)               (10)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (156,218)           197,132             47,079            143,567
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           185,389          1,319,234             93,491            166,954
Contract owners' equity beginning
  of period .................................         4,210,020          2,890,786            226,739             59,785
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,395,409          4,210,020            320,230            226,739
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           332,850            305,307             52,440             18,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            62,345            137,289             22,145             42,308
   Units redeemed ...........................           (75,922)          (109,746)           (11,198)            (8,257)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           319,273            332,850             63,387             52,440
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             StrGrInc                             StrGrowth
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (1,471)            (1,204)              (111)                 -
   Realized gain (loss) on investments ......               530             (1,061)               (56)                 -
   Change in unrealized gain (loss)
     on investments .........................            19,115             31,118              1,421                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            18,174             28,853              1,254                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            11,169             17,065              4,473                  -
   Transfers between funds ..................            11,416             83,931             13,063                  -
   Redemptions (note 3) .....................            (4,879)            (7,091)                 -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                (81)                 -                  -
   Adjustments to maintain reserves .........               (27)                (9)                (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            17,679             93,815             17,533                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            35,853            122,668             18,787                  -
Contract owners' equity beginning
  of period .................................           221,102             98,434                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       256,955            221,102             18,787                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            33,718             18,511                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             3,761             16,474              1,844                  -
   Units redeemed ...........................            (1,061)            (1,267)              (142)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            36,418             33,718              1,702                  -
                                                ===============    ===============    ===============    ===============

                                                              StLCap                               TemForFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (25,793)           (26,339)            37,555             49,899
   Realized gain (loss) on investments ......          (602,331)          (920,557)           349,725          1,265,168
   Change in unrealized gain (loss)
     on investments .........................           765,975          1,401,047            564,237            513,393
   Reinvested capital gains .................                 -                  -             10,182                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           137,851            454,151            961,699          1,828,460
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           203,411            257,783            272,100            648,009
   Transfers between funds ..................          (123,151)           (83,881)        (1,297,377)           735,811
   Redemptions (note 3) .....................          (378,964)          (270,877)          (799,787)          (744,639)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,152)            (4,739)            (6,004)            (5,834)
   Contingent deferred sales charges
     (note 2) ...............................            (2,211)            (3,861)            (6,558)            (4,776)
   Adjustments to maintain reserves .........                79                  7                563               (523)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (304,988)          (105,568)        (1,837,063)           628,048
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (167,137)           348,583           (875,364)         2,456,508
Contract owners' equity beginning
  of period .................................         2,180,594          1,832,011          7,349,490          4,892,982
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,013,457          2,180,594          6,474,126          7,349,490
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           104,342            109,741            491,545            397,854
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            12,997             29,918            172,534          5,376,628
   Units redeemed ...........................           (27,492)           (35,317)          (300,247)        (5,282,937)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            89,847            104,342            363,832            491,545
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKGrInc                             VKMidCapGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $         2,573                509               (784)               (14)
   Realized gain (loss) on investments ......             7,606                 46              2,125                  -
   Change in unrealized gain (loss)
     on investments .........................           135,475             36,313             13,918                413
   Reinvested capital gains .................             8,050                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           153,704             36,868             15,259                399
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           455,167            292,332             26,847             11,919
   Transfers between funds ..................           457,098            146,543             86,316              6,324
   Redemptions (note 3) .....................           (39,600)              (895)           (10,255)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,013)                 -                (14)                 -
   Adjustments to maintain reserves .........                 6                  -                  9                  9
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           871,658            437,980            102,903             18,252
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,025,362            474,848            118,162             18,651
Contract owners' equity beginning
  of period .................................           474,848                  -             18,651                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,500,210            474,848            136,813             18,651
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            38,228                  -              1,518                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            75,707             38,314              8,770              1,518
   Units redeemed ...........................            (6,769)               (86)              (986)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           107,166             38,228              9,302              1,518
                                                ===============    ===============    ===============    ===============

                                                           VKRealEstSec                           WRAdSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,005                600               (739)               (33)
   Realized gain (loss) on investments ......            29,845                795                409                114
   Change in unrealized gain (loss)
     on investments .........................            42,525              4,156             22,470                688
   Reinvested capital gains .................            19,873                194                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            94,248              5,745             22,140                769
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           338,906             34,858            126,393                227
   Transfers between funds ..................           164,155             31,728             (1,305)             8,128
   Redemptions (note 3) .....................            (7,546)              (228)            (1,750)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                (11)                 -
   Adjustments to maintain reserves .........               (36)                (6)                11                  1
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           495,479             66,352            123,338              8,356
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           589,727             72,097            145,478              9,125
Contract owners' equity beginning
  of period .................................            72,097                  -              9,125                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           661,824             72,097            154,603              9,125
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             5,655                  -                747                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            45,207              6,411             12,718                856
   Units redeemed ...........................           (12,447)              (756)            (2,181)              (109)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            38,415              5,655             11,284                747
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class (ACIncGroI)
               American Century International Growth Fund - Advisor Class (ACIntlGrA)
               American Century International Growth Fund - Investor Class (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
               American Century Ultra/(R)/ Fund - Investor Class (ACUltraI) American Century VP - International Fund - Class IV (ACVPInt4) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
                    (formerly Credit Suisse Emerging Growth Fund - Common
                    Shares)
               Delaware Delchester Fund - Institutional Class (DeDelFund)
                    (formerly Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)*
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp) Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Corporate Bond Fund -Institutional Service Class (FedIntCorpBd)
                    (formerly Federated Intermediate Income Fund - Institutional Service Class)
               Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
               Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA) Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT) Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
               Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
               Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
                    (formerly Fidelity/(R)/ Advisor High Yield Fund - Class T)
               Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA) Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
               Fidelity/(R)/ Capital & Income Fund (FidCapInc)
               Fidelity/(R)/ Equity-Income Fund (FidEqInc)
               Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
               Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
               Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
               Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
               Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
                    (formerly Franklin Small Cap Growth Fund I - Class A)
               Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Bond Index Fund - Class A (GartBdIx)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
               Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
               Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
               Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
               Gartmore International Index Fund - Class A (GartIntlndx) Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt) Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide Fund - Class D (GartNWFund)
                    (formerly Gartmore Total Return Fund - Class D)
               Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx) Gartmore Small Cap Fund - Class A (GartSmCap)
               Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA) Nationwide/(R)/ Large Cap Growth Fund - Class A (NWLgCapGr)* Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
               (NBETPart)
               Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
               Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Growth Fund (StrGrowth)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
                    (formerly Van Kampen Growth Fund - Class A)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)* Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)

               *At December 31, 2004, contract owners were not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                       Nationwide Variable Account Options                         Soloist   Successor
------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ...........................................      1.30%      1.20%
------------------------------------------------------------------------------------------------------
CDSC Options:
  Seven Year CDSC ..............................................................         -      -0.25%
  Five Year CDSC ...............................................................         -      -0.10%
------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:
    Initial lowered to $1,000 and subsequent lowered to $25.
  In states other than Oregon ..................................................         -       0.25%
  In Oregon only ...............................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Death Benefit Options:
  Five-Year Reset ..............................................................         -       0.05%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  One-Year Enhanced (for contracts issued on or after 1-2-01) ..................         -       0.15%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)..         -       0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up (for contracts issued prior to 1-2-01) ......................         -       0.10%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
     (for contracts issued prior to May 1, 2003).
  Option 1 .....................................................................         -       0.45%
  Option 2 .....................................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...................................................         -       0.40%
     Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .........................................      1.30%      2.55%
------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                  Total         ACGroI      ACIncGroA      ACIncGroI      ACIntlGrA      ACIntlGrI       ACSTGvtI       ACUltraI
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $    294,493          1,427          7,598              -          1,316              -          7,241         10,554
1.00% ....       12,626             19            347              -              -              -          1,859            276
1.05% ....        8,669            434            820              -             31              -              -            265
1.10% ....       68,019             21          1,627              -            362              -            197          3,299
1.15% ....       20,584             72            108              -            188              -              -            858
1.20% ....      252,807          2,742          8,076              -          3,349              -          1,543         10,954
1.25% ....       57,765            451          2,291              -            336              -            260          1,695
1.30% ....    3,203,740        101,980            140         92,582              -         26,091         25,925        197,860
1.35% ....       22,479            472            544              -             44              -            156          1,164
1.40% ....       90,377            572          2,310              -             57              -             48            611
1.45% ....       57,113          1,367          1,384              -            186              -          1,239          1,949
1.50% ....       10,844            117            344              -             69              -             21            171
1.55% ....        7,612             27            166              -              -              -              -             27
1.60% ....        2,294              -              2              -              -              -              -              7
1.65% ....        4,201              4            315              -              -              -            103            193
1.70% ....        1,522             59             32              -              -              -             27              -
1.75% ....          214              -              -              -              -              -             15              -
1.80% ....          258              -              -              -              -              -              -              -
1.85% ....          573              -             43              -              -              -             37             19
1.90% ....          565              -             14              -              6              -              7              -
2.05% ....           17              -              -              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          183              -              -              -              -              -              -              8
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $  4,116,970        109,764         26,161         92,582          5,944         26,091         38,678        229,910
           ============   ============   ============   ============   ============   ============   ============   ============

               ACVPInt4       CSGIFixI      CSMidCpGr      DeDelFund      DryABonds         DryApp         DryBal       DryELead
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -              -              -         10,970          1,326             73
1.00% ....            -              -              -              -              -            458          1,182              -
1.05% ....            -              -              -              -              -              -            501              -
1.10% ....            6              -              -              -              -          1,561          1,462              -
1.15% ....            -              -              -              -              -            235             40              -
1.20% ....          542              -              -              -              -          7,309          1,450            919
1.25% ....           39              -              -              -              -          1,358            356             47
1.30% ....        1,150         12,652         50,125          5,803         43,240         36,963              -              -
1.35% ....            3              -              -              -              -          1,216            242              -
1.40% ....           12              -              -              -              -            492         17,917              -
1.45% ....           18              -              -              -              -          1,007            808              -
1.50% ....            -              -              -              -              -            298             39              -
1.55% ....            -              -              -              -              -          1,238             47              -
1.60% ....            3              -              -              -              -              2            155              -
1.65% ....            -              -              -              -              -             45              -              -
1.70% ....            -              -              -              -              -             55             16              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -             11              -              -
1.90% ....            1              -              -              -              -             67              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $      1,774         12,652         50,125          5,803         43,240         63,285         25,541          1,039
           ============   ============   ============   ============   ============   ============   ============   ============

              DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $         55            191              -              -            262          2,175          2,187          1,218
1.00% ....           49              -              -              -              -             60              6              -
1.05% ....           20              -              -              -              -              7              -            269
1.10% ....           60              9              -              -              -            265            844            822
1.15% ....            -            121              -              -              -            225              -              -
1.20% ....           63          1,066              -              -            714          8,482          1,617          1,104
1.25% ....           11            292              -              -            183            739            136            422
1.30% ....            -         12,520        242,417         13,729              -         17,622              -         25,117

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.35% ....           13             17              -              -              5             84            117             96
1.40% ....          758             38              -              -              -            639            950            251
1.45% ....           44            449              -              -             15            395            293            525
1.50% ....            2             30              -              -              2             74             11              -
1.55% ....            -              -              -              -              -              -              -             34
1.60% ....            9              -              -              -              -              1              -              -
1.65% ....            -            183              -              -              -              8            183              -
1.70% ....            1             10              -              -              -             26              -              -
1.75% ....            -              -              -              -              -              -             15              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -             18              -              -              -             18             37              -
1.90% ....            -              -              -              -              -              -              -              7
2.05% ....            -              -              -              -              -              -              -             11
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      1,085         14,944        242,417         13,729          1,181         30,820          6,396         29,876
           ============   ============   ============   ============   ============   ============   ============   ============

               FidABalA       FidABalT      FidAEGroA     FidAEqIncA     FidAEqIncT     FidAGrOppA     FidAGrOppT     FidAHiIncT
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      3,053              -          6,895         16,702              -            959              -          5,546
1.00% ....            4              -              -            192              -             90              -            202
1.05% ....           73              -              -            321              -              -              -              -
1.10% ....        1,893              -            369          2,792              -            499              -            139
1.15% ....            -              -              -            881              -              -              -            174
1.20% ....        1,655              -          2,666          9,219              -          3,551              -          2,015
1.25% ....          550              -            793          1,742              -            215              -            546
1.30% ....            -         15,991              -             97         49,129              -         57,145         36,035
1.35% ....          524              -             59          1,296              -            113              -             94
1.40% ....           31              -            419          1,492              -             38              -            744
1.45% ....          801              -            729          2,542              -            633              -            182
1.50% ....          180              -            114            577              -            177              -             85
1.55% ....            -              -              3          1,843              -              -              -              -
1.60% ....            -              -              1             23              -              -              -              -
1.65% ....            -              -            151            335              -              -              -              -
1.70% ....           32              -             48              9              -              -              -             21
1.75% ....            -              -              -             18              -              -              -              -
1.80% ....            -              -              -             12              -              -              -              -
1.85% ....            -              -              -             43              -              -              -              -
1.90% ....            -              -              -             13              -             14              -              3
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      8,796         15,991         12,247         40,149         49,129          6,289         57,145         45,786
           ============   ============   ============   ============   ============   ============   ============   ============

                FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        920              -              -              -              -              -              -            447
1.00% ....            -              -              -              -              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           71              -              -              -              -              -              -            240
1.15% ....            -              -              -              -              -              -              -              -
1.20% ....        2,982              -              -              -              -              -              -            678
1.25% ....          903              -              -              -              -              -              -             44
1.30% ....           84         55,998          8,527        136,842        272,947        139,611            751            253
1.35% ....           14              -              -              -              -              -              -             31
1.40% ....           29              -              -              -              -              -              -              1
1.45% ....          117              -              -              -              -              -              -             86
1.50% ....            1              -              -              -              -              -              -              5
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              -
1.90%                13              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued       FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      5,134         55,998          8,527        136,842        272,947        139,611            751          1,786
           ============   ============   ============   ============   ============   ============   ============   ============

             FranMutSer    FranSmMdCap   FrVIPForSec3      FranBSInv       GartBond       GartBdIx      GartGvtBd      GartGrowA
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     14,073         10,987            601          4,594          2,369            440         17,980          1,057
1.00% ....          457            482             67            151              -              -          1,942              -
1.05% ....           77            550              -              -            638              -             41              -
1.10% ....        1,967          1,284            114          1,405             19            148          2,777             44
1.15% ....          311            101              -            593              -              -              -              -
1.20% ....        6,163          4,841          1,055          3,772            616          1,267          3,138            310
1.25% ....        1,793          1,852            104          2,013            297            118            148             71
1.30% ....       50,358             22          7,408            116         25,388              -         45,153              -
1.35% ....          742            245             68          1,121            105            128            642             21
1.40% ....          110            176             52          1,677              8              -          3,294          3,374
1.45% ....        2,606            977             92          2,191            655            475            759            780
1.50% ....          457            398             16            146              5              3             36              -
1.55% ....          132             30              -             23              -              -              -              -
1.60% ....           91              -              -             32              7              -             24              -
1.65% ....          369             79             17            212              -             26              -              -
1.70% ....           45             60              -             23              5              -             68              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....           12             12              -              -              -              -              -              -
1.85% ....            -              -              -             19              -              -              -              -
1.90% ....           49              7              -              -             13              -             22              -
2.05% ....            -              -              -              -              1              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     79,812         22,103          9,594         18,088         30,126          2,605         76,024          5,657
           ============   ============   ============   ============   ============   ============   ============   ============

               GartGrow      GVITIDAgg      GVITIDCon      GVITIDMod   GVITIDModAgg   GVITIDModCon      GVITJPBal      GartIDAgg
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        693              -              -              -              -              -            390            494
1.00% ....           19              -              -              -              -              -              -             52
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           46              -              -              -              -              -              -          2,235
1.15% ....            -              -              -              -              -              -              -            537
1.20% ....          862              -              -              -              -              -            125          2,321
1.25% ....            -              -              -              -              -              -             20             89
1.30% ....       15,163            338              1          1,892          1,320             19            925              -
1.35% ....           19              -              -              -              -              -              4            204
1.40% ....           25              -              -              -              -              -              -            329
1.45% ....          106              -              -              -              -              -            107            206
1.50% ....            -              -              -              -              -              -              4             85
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              2
1.90% ....            -              -              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     16,933            338              1          1,892          1,320             19          1,575          6,555
           ============   ============   ============   ============   ============   ============   ============   ============

              GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      5,541          6,879          2,832          6,932              -          2,048          2,039              -
1.00% ....          285             57              -            326              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....            -            655            704             13             19            413            965              -
1.15% ....            -          4,132          2,244             45              -              -              5              -
1.20% ....        2,993          5,706          4,244            897            604          1,601          2,057              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.25% ....           14            809            478             12             24            752            106              -
1.30% ....          151              -              -              -              -         10,382              4        140,124
1.35% ....           74            568            397            466              5             23            146              -
1.40% ....            -            929            427          1,913              -              6            161              -
1.45% ....        1,171          1,587          1,617            645             78            218            599              -
1.50% ....           20            481            816            126              -             87            112              -
1.55% ....            2          1,380              2              -              -              -              -              -
1.60% ....            -            163              8              1              -              -            206              -
1.65% ....            -            400             52              -              -             80             78              -
1.70% ....            -            654              -              -              -              -              -              -
1.75% ....            -             64              -              -              -              -             18              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -             16              -              -              -             56              -
1.90% ....            -              -              -              -              5              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,251         24,464         13,837         11,376            735         15,610          6,552        140,124
           ============   ============   ============   ============   ============   ============   ============   ============

             GartMyMktS     GartNWFund   GartSP500Indx     GartSmCap    GartSmCapIx     GartValOpp       InvDynam      InvSmCoGr
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      8,154            880          5,157          2,510          2,046          2,641          4,750          1,803
1.00% ....          430             87            605             36              1             20            200             66
1.05% ....          696              -            265              -              -              -            477            170
1.10% ....        3,480            409          3,063            164            478             83          2,008            489
1.15% ....        2,722            697            805            492            511              -            317            118
1.20% ....       30,484          1,778         11,209          1,355          1,826            490          5,164          1,987
1.25% ....        7,917            213          2,414            181          1,074            629          2,115            329
1.30% ....          277         69,353         14,584         28,925              -              -         59,761             62
1.35% ....        1,822             26          1,024             56            165             99            645             57
1.40% ....        1,539             55             77            139            100            527          1,345            417
1.45% ....        2,836            349          1,928            334            236            339          1,710            276
1.50% ....          495              3            496              6            100             68            341            209
1.55% ....            -              -             85              -              -              -            116             56
1.60% ....           54              -             11            181              2            298             61              9
1.65% ....           83             11             53             38             39              -             17              3
1.70% ....           36              -              -              -              -              -             32              -
1.75% ....           29              -             16              -              -              -              -              -
1.80% ....            -              -            104              -              -              -              -              -
1.85% ....           11              -             58              -              -              -              -              -
1.90% ....           22              -              -              -              -              -              -              -
2.05% ....            -              -              1              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          100              -             34              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     61,202         73,861         41,989         34,417          6,578          5,194         79,059          6,051
           ============   ============   ============   ============   ============   ============   ============   ============

              InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        781          5,172              -          1,942          4,767          4,708             50            824
1.00% ....            -            129              -            131            167             19             63              -
1.05% ....           27              -              -            325            311            919             68              -
1.10% ....          162          1,394              -          1,377          1,938          1,790             32          1,033
1.15% ....            -             46              -             37            142          1,004              -              -
1.20% ....        1,332          3,573          1,828          3,810          2,750          7,172            118            866
1.25% ....          328            754            190          1,237          2,189          2,882            999            792
1.30% ....            -             53             45             35        112,419        274,485        111,488         33,374
1.35% ....           48            520              2            450            494            296              -            115
1.40% ....          824          1,431             67            544            217            425              -              6
1.45% ....          556          1,551            105          1,651          1,073          1,366             74            220
1.50% ....           55            206              -             44            122            162             34             45
1.55% ....           26              -              -              7             31             31              -              -
1.60% ....            -            165              -              -              -             24              -            206
1.65% ....            -            152              -             72             29             37              -              -
1.70% ....           23              9              -             53             21             44              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.85% ....            -              -              -              -              -              -              -              -
1.90% ....            -              -              3             43             16             61              -             47
2.05% ....            4              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      4,166         15,155          2,240         11,758        126,686        295,425        112,926         37,528
           ============   ============   ============   ============   ============   ============   ============   ============

           MFSStratIncA      NBEFGuard       NBEFPart        NBETGen      NBETGuard       NBETPart     NBETSocRes       NBLtdMat
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -         16,967            614          1,229             51              -
1.00% ....            -              -              -            591             42              -              -              -
1.05% ....            -              -              -             62              -              -              -              -
1.10% ....            -              -              -          4,238            408             12              4              -
1.15% ....            -              -              -            829              -              -              -              -
1.20% ....            -              -              -         11,116          1,939          1,317              6              -
1.25% ....            -              -              -          1,997            480            675              -              -
1.30% ....       10,399         41,228         67,253        105,906              -              -             34         17,270
1.35% ....            -              -              -          1,147            161             54             55              -
1.40% ....            -              -              -          2,553              5              -            123              -
1.45% ....            -              -              -          1,863            558            110              -              -
1.50% ....            -              -              -            231              5              1              -              -
1.55% ....            -              -              -            747             29              -              -              -
1.60% ....            -              -              -             39              -              -              -              -
1.65% ....            -              -              -             45              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -              -
1.90% ....            -              -              -              9              -             12              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,399         41,228         67,253        148,378          4,241          3,410            273         17,270
           ============   ============   ============   ============   ============   ============   ============   ============

              OppCapApA      OppChpInc        OppGlob      OppGlSec4      OppStrInc       PhxBalFd      PimTotRet         PIntEq
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     10,107            547         15,190          1,843            987              -         11,776             16
1.00% ....          382              1            570              7              3              -             17              -
1.05% ....           58              -            796            238             22              -              -              -
1.10% ....        1,297              -          3,486            656             96              -          7,279              -
1.15% ....            -              -          1,045             55              -              -            697              -
1.20% ....        6,052            433         12,165          1,633          1,146              -         10,217            191
1.25% ....          850            192          2,609            496            367              -          1,066             16
1.30% ....           19            146        167,182          8,319              -         13,719            774              -
1.35% ....          261             22            709            128            346              -          1,048              -
1.40% ....          836              -          1,184             82            431              -            492              -
1.45% ....        1,263             23          1,502            454            455              -          2,586             44
1.50% ....          387              -            431             19              -              -          1,909              3
1.55% ....            -              -            104              -              -              -          1,421              -
1.60% ....           43              -             99              3              -              -            274              -
1.65% ....          213              -             26              -              -              -            399              -
1.70% ....            9              -             20             29              -              -              -              -
1.75% ....            9              -             30              -              -              -              -              -
1.80% ....           12              -              -              -              -              -            106              -
1.85% ....           25              -             38             18              -              -              -              -
1.90% ....            -              -             59              3              -              -              1              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              3              4              -              -             34              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $     21,823          1,364        207,248         13,987          3,853         13,719         40,096            270
           ============   ============   ============   ============   ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               PVoyager       StComStk      StrMidCap       StrGrInc      StrGrowth         StLCap       TemForFd        VKGrInc
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        689          7,935            953            957              3              -         10,292          5,793
1.00% ....            -            333              -              -              -              -             88             56
1.05% ....            -            149              -              -              -              -             39              -
1.10% ....           16          1,119             89              -             46              -          1,148            473
1.15% ....            -              -             26              -              -              -            171              -
1.20% ....          159          4,757          1,052          1,247             28              -          5,823          1,231
1.25% ....            -          1,141            543            117              -              -            303            126
1.30% ....            -             63              -              -              -         25,793         62,614             27
1.35% ....            -            352             52             13              -              -            350            486
1.40% ....            -         35,790             63              5              -              -          1,165              -
1.45% ....            4          1,532            354            172             34              -            935            481
1.50% ....            -            200             13              -              -              -             89              -
1.55% ....            -              -              -              -              -              -              2              -
1.60% ....            -             23              -             63              -              -              -              -
1.65% ....            -              -              -              -              -              -             72              -
1.70% ....            -             55              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -             28
1.90% ....            -             37              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $        868         53,486          3,145          2,612            111         25,793         83,091          8,701
           ============   ============   ============   ============   ============   ============   ============   ============

            VKMidCapGro   VKRealEstSec     WRAdSmCap
           ------------   ------------   ------------
0.95% .... $        444            544            307
1.00% ....            -              -              -
1.05% ....            -              -              -
1.10% ....           33            171            202
1.15% ....            -              -              -
1.20% ....          154          1,039             92
1.25% ....           67            311             57
1.30% ....           26             17              -
1.35% ....           22            172              -
1.40% ....            -             45              -
1.45% ....           35            385             81
1.50% ....            -             61              -
1.55% ....            3              -              -
1.60% ....            -              2              -
1.65% ....            -             79              -
1.70% ....            -              -              -
1.75% ....            -              -              -
1.80% ....            -              -              -
1.85% ....            -              -              -
1.90% ....            -             11              -
2.05% ....            -              -              -
2.10% ....            -              -              -
2.25% ....            -              -              -
           ------------   ------------   ------------
  Totals . $        784          2,837            739
           ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,336,803 and $682,509, respectively, and total transfers from the Account to the fixed account were $994,181 and $1,094,025, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $88,441 and $123,234 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
American Century Growth Fund - Investor Class
       2004 ...............   0.95% to 1.70%     216,274   $ 6.33 to  6.11  $    8,691,140     0.04%      8.86% to   8.04%
       2003 ...............   0.95% to 1.70%     199,202     5.82 to  5.66       8,425,454     0.00%     23.23% to  22.30%
       2002 ...............   0.95% to 1.70%     202,293     4.62 to 57.97       7,497,188     0.00%    -27.39% to -26.83%
       2001 ...............   0.95% to 1.70%     195,078     6.37 to 79.51      11,383,722     0.00%    -20.06% to -19.45%
       2000 ...............   0.95% to 1.65%     186,166     7.97 to 99.06      14,987,298     0.00%    -20.31% to -15.81% (a)
American Century Income & Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.90%     261,253     9.21 to  8.81       2,385,190     1.77%     11.64% to  10.57%
       2003 ...............   0.95% to 1.90%     254,671     8.25 to  7.97       2,086,730     2.02%     28.10% to  26.88%
       2002 ...............   0.95% to 1.90%     202,500     6.28 to  6.44       1,297,583     1.21%    -21.13% to -20.37%
       2001 ...............   0.95% to 1.70%     147,837     7.99 to  8.09       1,192,789     0.89%    -10.20% to  -9.51%
       2000 ...............   0.95% to 1.50%      67,190     8.91 to  8.94         600,044     0.68%    -10.93% to -10.60% (a)
American Century Income & Growth Fund - Investor Class
       2004 ...............        1.30%        404,012         18.62            7,522,589     1.95%          11.51%
       2003 ...............        1.30%        431,936         16.70            7,212,151     1.70%          27.94%
       2002 ...............        1.30%        459,146         13.05            5,992,253     1.31%         -20.42%
       2001 ...............        1.30%        524,128         16.40            8,595,867     1.04%          -9.57%
       2000 ...............        1.30%        539,511         18.14            9,784,698     0.92%         -11.69%
American Century International Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.50%      46,456     7.09 to  6.91         326,791     0.37%     13.95% to  13.31%
       2003 ...............   0.95% to 1.90%     172,001     6.22 to  6.00       1,061,173     0.73%     23.92% to  22.74%
       2002 ...............   0.95% to 1.90%      47,760     4.89 to  5.02         238,617     0.67%    -21.01% to -20.24%
       2001 ...............   0.95% to 1.50%      27,565     6.24 to  6.29         173,061     0.17%    -28.10% to -27.69%
       2000 ...............   0.95% to 1.45%      13,960     8.67 to  8.70         121,449     0.00%    -13.25% to -12.96% (a)
American Century International Growth Fund - Investor Class
       2004 ...............        1.30%          91,337        20.34            1,857,828     0.96%          13.81%
       2003 ...............        1.30%         115,663        17.87            2,067,110     0.81%          23.75%
       2002 ...............        1.30%         109,800        14.44            1,585,693     0.71%         -20.30%
       2001 ...............        1.30%         123,761        18.12            2,242,470     0.32%         -27.75%
       2000 ...............        1.30%         123,327        25.08            3,092,787     0.00%         -16.11%
American Century Short-Term Government Fund - Investor Class
       2004 ...............   0.95% to 1.90%     173,163    11.68 to 11.17       3,079,892     1.87%     -0.30% to  -1.25%
       2003 ...............   0.95% to 1.90%     194,103    11.71 to 11.31       3,453,840     2.08%      0.15% to  -0.81%
       2002 ...............   0.95% to 1.90%     209,853    11.40 to 27.03       4,038,133     3.13%      3.24% to   4.24%
       2001 ...............   0.95% to 1.70%     111,419    11.08 to 26.02       2,321,700     4.03%      5.32% to   6.13%
       2000 ...............   0.95% to 1.35%     110,313    10.54 to 24.61       2,598,444     5.45%      5.45% to   6.39% (a)
American Century Ultra/(R)/ Fund - Investor Class
       2004 ...............   0.95% to 2.25%   1,146,821     7.05 to  9.17      18,177,859     0.00%      9.64% to   8.20%
       2003 ...............   0.95% to 2.25%   1,249,922     6.43 to  8.48      18,519,651     0.00%     24.63% to  23.00%
       2002 ...............   0.95% to 1.90%   1,204,587     5.03 to 15.72      15,470,323     0.24%    -24.61% to -23.88%
       2001 ...............   0.95% to 1.80%   1,276,469     6.68 to 20.73      22,547,669     0.00%    -16.16% to -15.43%
       2000 ...............   0.95% to 1.65%   1,260,444     7.98 to 24.60      27,643,558     0.00%    -20.95% to -19.87% (b)
American Century VP - International Fund - Class IV
       2004 ...............   1.05% to 1.90%      55,739    11.28 to 11.22         627,944     0.00%     12.81% to 12.17%  (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Credit Suisse Global Fixed Income Fund - Common Shares
       2004 ...............        1.30%          65,791   $    15.14       $      995,819     7.01%           8.25%
       2003 ...............        1.30%          72,744        13.98            1,017,116    13.00%          12.98%
       2002 ...............        1.30%          50,344        12.38              623,027     9.19%           8.79%
       2001 ...............        1.30%          16,666        11.38              189,593     4.44%           1.83%
       2000 ...............        1.30%          15,052        11.17              168,162     8.93%           5.85%
Credit Suisse Mid Cap Growth Fund - Common Shares
       2004 ...............        1.30%         268,276        14.77            3,961,483     0.00%          12.10%
       2003 ...............        1.30%         282,864        13.17            3,726,032     0.00%          43.47%
       2002 ...............        1.30%         263,436         9.18            2,418,674     0.00%         -31.07%
       2001 ...............        1.30%         317,127        13.32            4,224,008     0.00%         -25.80%
       2000 ...............        1.30%         339,409        17.95            6,092,533     0.00%         -13.17%
Delaware Delchester Fund - Institutional Class
       2004 ...............        1.30%          40,881        14.76              603,572     6.40%          13.75%
       2003 ...............        1.30%          43,328        12.98              562,391     9.96%          29.05%
       2002 ...............        1.30%          28,131        10.06              282,951    11.51%          -0.82%
       2001 ...............        1.30%          39,799        10.14              403,604    11.97%          -8.93%
       2000 ...............        1.30%          57,457        11.14              639,794    11.51%         -21.83%
Dreyfus A Bonds Plus, Inc.
       2004 ...............        1.30%         213,109        15.16            3,231,535     4.18%           1.76%
       2003 ...............        1.30%         231,833        14.90            3,454,549     4.07%           3.29%
       2002 ...............        1.30%         228,069        14.43            3,290,077     4.63%           6.48%
       2001 ...............        1.30%         202,272        13.55            2,740,365     6.72%           3.23%
       2000 ...............        1.30%         157,768        13.12            2,070,621     5.85%           8.81%
Dreyfus Appreciation Fund, Inc.
       2004 ...............   0.95% to 1.90%     499,347     9.04 to  8.64       5,249,026     1.37%      4.57% to   3.56%
       2003 ...............   0.95% to 1.90%     482,126     8.64 to  8.34       4,861,163     1.33%     19.24% to  18.10%
       2002 ...............   0.95% to 1.90%     345,694     7.06 to 10.00       3,081,601     0.89%    -18.72% to -17.93%
       2001 ...............   0.95% to 1.70%     310,248     8.72 to 12.22       3,342,317     0.85%    -12.28% to -11.60%
       2000 ...............   0.95% to 1.45%     225,503     9.96 to 13.88       2,880,685     0.70%     -0.42% to   0.49% (a)
Dreyfus Balanced Fund, Inc.
       2003 ...............   0.95% to 1.70%     197,843     9.04 to  8.79       1,978,349     1.29%     16.91% to  16.03%
       2002 ...............   0.95% to 1.70%     151,031     7.58 to  9.15       1,294,706     2.16%    -17.89% to -17.26%
       2001 ...............   0.95% to 1.70%     150,473     9.23 to 11.10       1,544,987     2.63%     -6.09% to  -5.37%
       2000 ...............   0.95% to 1.45%     101,028     9.84 to 11.78       1,125,660     2.48%     -1.56% to   0.65% (a)
Dreyfus Emerging Leaders Fund
       2004 ...............   0.95% to 1.25%       8,093    11.36 to 11.20          90,953     0.00%     13.15% to  12.80%
       2003 ...............   0.95% to 1.25%      10,101    10.04 to  9.93         100,549     0.00%     38.16% to  37.74%
       2002 ...............   0.95% to 1.25%       7,585     7.21 to  7.27          54,785     0.00%    -21.16% to -20.92%
       2001 ...............   0.95% to 1.25%       8,292     9.14 to  9.19          75,926     0.00%    -11.04% to -10.77%
       2000 ...............   0.95% to 1.25%       7,486    10.28 to 10.30          76,996     0.00%      2.79% to 3.00%   (a)
Dreyfus Premier Balanced Opportunity Fund - Class Z
       2004 ...............   0.95% to 1.70%     213,309    10.13 to 10.13       2,160,468     2.18%      1.29% to   1.27% (a) (b)
Dreyfus Premier Third Century Fund, Inc. - Class Z, The
       2004 ...............   0.95% to 1.85%      83,260     5.98 to  5.73       1,153,302     0.00%      4.92% to   3.97%
       2003 ...............   0.95% to 1.85%      94,492     5.70 to  5.52       1,239,435     0.00%     24.68% to  23.55%
       2002 ...............   0.95% to 1.70%      84,912     4.48 to 14.97       1,005,117     0.00%    -30.58% to -30.04%
       2001 ...............   0.95% to 1.70%     128,466     6.46 to 21.47       1,894,868     0.00%    -25.02% to -24.45%
       2000 ...............   0.95% to 1.45%     117,698     8.63 to 28.52       2,454,986     0.70%    -14.03% to -13.45% (b)
Dreyfus S&P 500 Index Fund
       2004 ...............        1.30%         688,019        27.97           19,242,268     1.50%           8.95%
       2003 ...............        1.30%         712,646        25.67           18,293,906     1.19%          26.42%
       2002 ...............        1.30%         723,651        20.31           14,693,857     0.99%         -23.52%
       2001 ...............        1.30%         789,038        26.55           20,949,067     0.88%         -13.51%
       2000 ...............        1.30%         746,793        30.70           22,925,025     0.78%         -10.74%
Evergreen Equity Income Fund - Class I
       2004 ...............        1.30%          46,314        23.64            1,094,936     1.99%           9.01%
       2003 ...............        1.30%          39,990        21.69              867,245     2.28%          29.75%
       2002 ...............        1.30%          35,669        16.71              596,162     2.57%         -13.51%
       2001 ...............        1.30%          37,440        19.32              723,486     2.93%          -6.61%
       2000 ...............        1.30%          69,614        20.69            1,440,452     4.25%           5.78%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Federated Equity Income Fund - Class F Shares
       2004 ...............   0.95% to 1.50%      12,280   $ 8.37 to  8.17  $      101,722     1.90%     11.90% to  11.28%
       2003 ...............   0.95% to 1.50%      14,167     7.48 to  7.34         105,332     2.08%     22.76% to  22.08%
       2002 ...............   0.95% to 1.50%       9,824     6.02 to  6.09          59,545     1.40%    -20.63% to -20.19%
       2001 ...............   1.20% to 1.50%       4,072     7.58 to  7.61          30,976     2.25%    -12.64% to -12.37%
Federated High Yield Trust
       2004 ...............   0.95% to 1.85%     202,267    11.99 to 11.49       2,340,085     9.67%     10.57% to   9.57%
       2003 ...............   0.95% to 1.90%     170,690    10.85 to 10.47       1,793,939     9.41%     21.65% to  20.48%
       2002 ...............   0.95% to 1.90%     109,902     8.58 to  8.92         949,594    10.16%     -1.84% to  -0.89%
       2001 ...............   0.95% to 1.60%      58,130     8.69 to  9.00         507,289    13.04%     -3.46% to  -2.82%
       2000 ...............   0.95% to 1.45%      56,362     8.97 to  9.26         508,656    11.84%    -10.66% to  -7.44% (b)
Federated Intermediate Corporate Bond Fund - Institutional Service Class
       2004 ...............   0.95% to 1.85%      68,364    12.77 to 12.29         866,946     3.94%      2.24% to   1.31%
       2003 ...............   0.95% to 1.75%      22,611    12.49 to 12.17         280,879     5.02%      5.03% to   4.18%
       2002 ...............   0.95% to 1.45%      15,511    11.76 to 11.89         183,786     4.85%      7.33% to   7.88%
       2001 ...............   0.95% to 1.00%       8,388    11.02 to 11.03          92,479     5.55%      6.30% to   6.36%
Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
       2004 ...............   0.95% to 2.05%     162,608    13.91 to 13.20       2,414,432     6.06%      5.77% to   4.59%
       2003 ...............   0.95% to 2.05%     160,643    13.15 to 12.62       2,259,338     6.43%     11.80% to  10.56%
       2002 ...............   0.95% to 2.05%     184,343    11.42 to 12.87       2,314,552     6.83%      4.74% to   5.91%
       2001 ...............   0.95% to 1.90%     164,544    10.93 to 12.20       1,961,012     8.14%      5.27% to   6.30%
       2000 ...............   0.95% to 1.45%     129,296    10.41 to 11.51       1,466,071     8.57%      3.44% to   4.46% (b)
Fidelity/(R)/ Advisor Balanced Fund - Class A
       2004 ...............   0.95% to 1.70%      77,870    10.20 to  9.84         788,131     2.36%      4.19% to   3.40%
       2003 ...............   0.95% to 1.70%      84,334     9.79 to  9.52         820,544     2.29%     16.75% to  15.87%
       2002 ...............   0.95% to 1.70%      81,046     8.22 to  8.38         676,669     2.76%    -10.35% to  -9.66%
       2001 ...............   0.95% to 1.70%      71,335     9.16 to  9.28         660,892     3.11%     -3.40% to  -2.66%
       2000 ...............   0.95% to 1.60%      28,454     9.49 to  9.54         271,045     2.86%     -5.06% to  -4.65% (a)
Fidelity/(R)/ Advisor Balanced Fund - Class T
       2004 ...............        1.30%          85,032        15.02            1,277,305     2.10%           3.60%
       2003 ...............        1.30%          83,221        14.50            1,206,630     2.04%          16.02%
       2002 ...............        1.30%          85,330        12.50            1,066,341     2.31%         -10.26%
       2001 ...............        1.30%          86,449        13.92            1,203,797     2.61%          -3.19%
       2000 ...............        1.30%          79,760        14.38            1,147,302     2.49%          -6.93%
Fidelity/(R)/ Advisor Equity Growth Fund - Class A
       2004 ...............   0.95% to 1.70%     196,942     6.54 to  6.33       1,280,886     0.00%      1.87% to   1.10%
       2003 ...............   0.95% to 1.70%     176,059     6.42 to  6.27       1,126,698     0.00%     30.82% to  29.83%
       2002 ...............   0.95% to 1.70%     103,982     4.83 to  4.91         508,932     0.00%    -31.71% to -31.19%
       2001 ...............   0.95% to 1.70%      51,875     7.07 to  7.13         369,764     0.00%    -19.35% to -18.73%
Fidelity/(R)/ Advisor Equity Income Fund - Class A
       2004 ...............   0.95% to 1.90%     315,936    12.80 to 12.24       4,012,980     0.93%     11.06% to   9.99%
       2003 ...............   0.95% to 1.90%     287,775    11.53 to 11.13       3,300,260     1.05%     27.53% to  26.31%
       2002 ...............   0.95% to 1.90%     207,180     8.81 to  9.04       1,864,143     0.99%    -17.11% to -16.31%
       2001 ...............   0.95% to 1.70%     116,878    10.67 to 10.80       1,260,302     0.90%     -3.88% to  -3.14%
       2000 ...............        1.30%              46        11.13                  512     0.87%           7.93%
Fidelity/(R)/ Advisor Equity Income Fund - Class T
       2004 ...............        1.30%         207,282        20.31            4,208,916     0.78%          10.44%
       2003 ...............        1.30%         182,726        18.39            3,359,593     0.87%          26.74%
       2002 ...............        1.30%         173,217        14.51            2,512,751     0.68%         -16.74%
       2001 ...............        1.30%         145,153        17.42            2,528,949     0.58%          -3.70%
       2000 ...............   0.95% to 1.45%     137,238    11.12 to 18.09       2,324,827     1.21%     11.16% to  11.53% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A
       2004 ...............   0.95% to 1.90%      77,514     7.46 to  7.13         571,773     0.59%      6.07% to   5.05%
       2003 ...............   0.95% to 1.90%      55,941     7.03 to  6.79         390,109     0.36%     28.16% to  26.94%
       2002 ...............   0.95% to 1.90%      41,447     5.35 to  5.48         226,006     0.90%    -23.82% to -23.08%
       2001 ...............   0.95% to 1.80%      28,345     7.03 to  7.13         201,522     0.94%    -16.56% to -15.83%
       2000 ...............   0.95% to 1.45%      18,842     8.44 to  8.47         159,487     0.00%    -15.57% to -15.29% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T
       2004 ...............        1.30%         330,246        13.31            4,395,405     0.28%           5.56%
       2003 ...............        1.30%         370,410        12.61            4,670,127     0.15%          27.58%
       2002 ...............        1.30%         375,670         9.88            3,712,674     0.44%         -23.44%
       2001 ...............        1.30%         414,206        12.91            5,347,103     0.58%         -16.25%
       2000 ...............        1.30%         443,491        15.41            6,835,757     0.00%         -19.31%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Fidelity/(R)/ Advisor High Income Advantage Fund - Class T
       2004 ...............   0.95% to 1.90%     198,711  $ 13.64 to 13.04  $    3,230,752     8.41%     13.76% to  12.67%
       2003 ...............   0.95% to 1.90%     269,387    11.99 to 11.57       3,879,384    12.40%     42.27% to  40.90%
       2002 ...............   0.95% to 1.90%     222,978     8.21 to 10.88       2,304,935     8.25%     -5.85% to  -4.94%
       2001 ...............   0.95% to 1.80%     198,014     8.74 to 11.48       2,238,779     9.34%     -2.97% to  -2.13%
       2000 ...............   0.95% to 1.45%     215,515     9.02 to 11.77       2,521,450     8.94%    -12.25% to  -9.45% (b)
Fidelity/(R)/ Advisor Overseas Fund - Class A
       2004 ...............   0.95% to 1.90%      30,133     9.19 to  8.82         274,810     0.14%     11.93% to  10.86%
       2003 ...............   0.95% to 1.50%      77,409     8.21 to  8.06         631,056     1.45%     42.94% to  42.15%
       2002 ...............   0.95% to 1.45%       4,402     5.68 to  5.74          25,233     0.00%    -21.29% to -20.89%
       2001 ...............   0.95% to 1.20%       5,894     7.24 to  7.26          42,703     0.00%    -21.09% to -20.89%
Fidelity/(R)/ Asset Manager/(TM)/
       2004 ...............        1.30%         193,635        20.18            3,907,903     2.46%           4.03%
       2003 ...............        1.30%         231,668        19.40            4,494,463     2.56%          15.65%
       2002 ...............        1.30%         242,946        16.77            4,075,286     3.22%          -9.25%
       2001 ...............        1.30%         284,944        18.48            5,266,966     3.93%          -5.18%
       2000 ...............        1.30%         299,977        19.49            5,848,009     3.53%           1.06%
Fidelity/(R)/ Capital & Income Fund
       2004 ...............        1.30%           7,899        68.11              538,029     7.26%          11.10%
       2003 ...............        1.30%          11,090        61.31              679,880     8.32%          37.32%
       2002 ...............        1.30%          12,054        44.64              538,152     6.64%          -1.71%
       2001 ...............        1.30%          13,985        45.42              635,168     8.47%          -5.94%
       2000 ...............        1.30%          15,364        48.29              741,878     8.55%         -10.58%
Fidelity/(R)/ Equity-Income Fund
       2004 ...............        1.30%         112,880        96.39           10,880,437     1.56%           9.84%
       2003 ...............        1.30%         119,162        87.75           10,456,879     1.52%          28.27%
       2002 ...............        1.30%         121,343        68.41            8,301,198     1.53%         -18.24%
       2001 ...............        1.30%         137,625        83.67           11,515,266     1.45%          -6.26%
       2000 ...............        1.30%         146,711        89.26           13,095,396     1.53%           7.14%
Fidelity/(R)/ Magellan/(R)/ Fund
       2004 ...............        1.30%         737,378        27.63           20,371,875     1.18%           6.10%
       2003 ...............        1.30%         837,429        26.04           21,806,684     0.82%          23.20%
       2002 ...............        1.30%         941,898        21.14           19,908,044     0.65%         -24.66%
       2001 ...............        1.30%       1,116,333        28.05           31,317,101     0.41%         -12.81%
       2000 ...............        1.30%       1,162,034        32.17           37,387,941     0.22%         -10.47%
Fidelity/(R)/ Puritan/(R)/ Fund
       2004 ...............        1.30%         379,994        28.38           10,784,970     2.39%           7.85%
       2003 ...............        1.30%         407,038        26.31           10,711,174     2.57%          20.61%
       2002 ...............        1.30%         455,032        21.82            9,927,580     2.97%          -9.11%
       2001 ...............        1.30%         526,520        24.00           12,638,717     3.28%          -2.35%
       2000 ...............        1.30%         546,155        24.58           13,425,361     3.00%           6.38%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
       2004 ...............        1.30%             875        23.59               20,644    12.36%           8.17%
       2003 ...............        1.30%           2,909        21.81               63,450     7.17%          25.61%
       2002 ...............        1.30%           2,911        17.36               50,542    12.13%           2.10%
       2001 ...............        1.30%           4,118        17.01               70,036    13.13%         -12.89%
       2000 ...............        1.30%           4,173        19.52               81,470     7.51%         -23.48%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
       2004 ...............   0.95% to 1.60%      46,477    11.06 to 11.01         513,365     0.00%     10.63% to  10.14% (a) (b)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
       2004 ...............   0.95% to 1.90%     476,078    14.32 to 13.69       7,233,403     1.58%     12.42% to  11.34%
       2003 ...............   0.95% to 1.90%     436,986    12.74 to 12.30       5,924,590     1.40%     24.98% to  23.79%
       2002 ...............   0.95% to 1.90%     380,780     9.93 to 11.45       4,163,804     1.27%    -12.89% to -12.04%
       2001 ...............   0.95% to 1.90%     261,828    11.40 to 13.07       3,278,385     1.29%      3.91% to   4.93%
       2000 ...............   1.20% to 1.30%      48,756    11.02 to 12.50         601,898     3.15%     10.21% to  11.95% (a)
Franklin Small Mid Cap Growth Fund I - Class A
       2004 ...............   0.95% to 1.90%     435,237     7.16 to  6.84       3,094,272     0.00%     11.96% to  10.89%
       2003 ...............   0.95% to 1.90%     289,019     6.39 to  6.17       1,840,506     0.00%     36.37% to  35.06%
       2002 ...............   0.95% to 1.90%     185,549     4.57 to  4.69         866,959     0.00%    -30.92% to -30.25%
       2001 ...............   0.95% to 1.70%     127,318     6.64 to  6.72         854,058     0.36%    -21.89% to -21.29%
       2000 ...............   0.95% to 1.55%      51,710     8.51 to  8.54         441,355     1.20%    -14.93% to -14.59% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
       2004 ...............   0.95% to 1.65%     206,884  $ 11.55 to 11.50  $    2,385,079     0.49%     15.52% to  14.98% (a) (b)
Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
       2004 ...............   0.95% to 1.85%     121,505    18.50 to 17.80       2,225,352     0.89%     24.12% to  22.99%
       2003 ...............   0.95% to 1.85%      77,941    14.91 to 14.47       1,154,090     0.48%     28.35% to  27.18%
       2002 ...............   0.95% to 1.70%      42,332    11.42 to 11.62         489,094     0.94%     -7.56% to  -6.86%
       2001 ...............   0.95% to 1.70%      19,653    12.35 to 12.47         244,496     1.96%     15.69% to  16.58%
Gartmore Bond Fund - Class D
       2004 ...............   0.95% to 2.05%      31,530    13.67 to 12.97         428,495     4.63%      3.83% to   2.68%
       2003 ...............   0.95% to 2.05%      35,896    13.16 to 12.63         470,273     5.21%      5.38% to   4.21%
       2002 ...............   0.95% to 2.05%      39,246    12.12 to 12.49         488,618     5.35%      7.03% to   8.23%
       2001 ...............   0.95% to 1.70%      34,240    11.40 to 11.54         393,896     4.93%      7.97% to   8.80%
       2000 ...............   0.95% to 1.45%         839    10.57 to 10.61           8,889     6.66%      5.73% to   6.09% (a)
  Tax qualified
       2004 ...............        1.30%          32,581        56.42            1,838,084     4.63%           3.47%
       2003 ...............        1.30%          36,727        54.53            2,002,584     5.21%           5.01%
       2002 ...............        1.30%          39,588        51.93            2,055,664     5.35%           7.85%
       2001 ...............        1.30%          34,762        48.15            1,673,737     4.93%           8.41%
       2000 ...............        1.30%          32,956        44.41            1,463,699     6.66%           6.00%
  Non-tax qualified
       2004 ...............        1.30%              72        56.17                4,045     4.63%           3.47%
       2003 ...............        1.30%              72        54.29                3,909     5.21%           5.01%
       2002 ...............        1.30%              72        51.70                3,748     5.35%           7.85%
       2001 ...............        1.30%              73        47.94                3,500     4.93%           8.41%
       2000 ...............        1.30%              73        44.22                3,228     6.66%           6.00%
Gartmore Bond Index Fund - Class A
       2004 ...............   0.95% to 1.65%      20,255    12.69 to 12.32         254,381     3.62%      2.75% to   2.02%
       2003 ...............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477     4.05%      2.20% to   1.47%
       2002 ...............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628     4.20%      7.87% to   8.41%
       2001 ...............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549     4.64%      5.80% to   6.13%
Gartmore Government Bond Fund - Class D
       2004 ...............   0.95% to 1.90%     423,678    13.36 to 12.77       6,055,314     3.76%      2.44% to   1.46%
       2003 ...............   0.95% to 1.90%     473,517    13.04 to 12.59       6,686,754     4.09%      0.93% to  -0.04%
       2002 ...............   0.95% to 1.90%     507,979    12.59 to 14.99       7,158,033     3.97%      8.87% to   9.93%
       2001 ...............   0.95% to 1.90%     197,497    11.57 to 13.69       2,497,854     4.99%      5.94% to   6.97%
       2000 ...............   0.95% to 1.30%      39,451    10.97 to 12.85         496,638     5.36%      9.69% to  11.44% (a)
Gartmore Growth Fund - Class A
       2004 ...............   0.95% to 1.45%      49,930    10.86 to 10.81         540,838     0.14%      6.77% to   6.23%
       2003 ...............   0.95% to 1.45%      33,909    10.17 to 10.17         344,961     0.00%      1.74% to   1.72% (a)
Gartmore Growth Fund - Class D
       2004 ...............   0.95% to 1.45%      31,341     5.25 to  5.13         163,434     0.19%      7.09% to   6.54%
       2003 ...............   0.95% to 1.45%      38,281     4.90 to  4.81         186,771     0.04%     31.76% to  31.10%
       2002 ...............   1.00% to 1.45%      12,687     3.67 to  3.72          46,876     0.00%    -29.74% to -29.42%
       2001 ...............   0.95% to 1.45%      15,463     5.23 to  5.27          81,234     0.00%    -28.84% to -28.48%
       2000 ...............   0.95% to 1.45%       7,383     7.34 to  7.37          54,365     0.00%    -26.55% to -26.31% (a)
  Tax qualified
       2004 ...............        1.30%          18,003        63.88            1,150,114     0.19%           6.71%
       2003 ...............        1.30%          21,965        59.87            1,315,025     0.04%          31.30%
       2002 ...............        1.30%          19,736        45.60              899,907     0.00%         -29.63%
       2001 ...............        1.30%          20,929        64.80            1,356,183     0.00%         -28.73%
       2000 ...............        1.30%          19,276        90.92            1,752,611     0.00%         -31.17%
  Non-tax qualified
       2004 ...............        1.30%             116        67.45                7,825     0.19%           6.71%
       2003 ...............        1.30%             116        63.21                7,333     0.04%          31.30%
       2002 ...............        1.30%             116        48.15                5,599     0.00%         -29.63%
       2001 ...............        1.30%             179        68.42               12,247     0.00%         -28.73%
       2000 ...............        1.30%             198        96.00               19,008     0.00%         -31.17%
Gartmore GVIT ID Aggressive Fund - Class II
       2004 ...............        1.30%           8,041        11.15               89,690     2.03%          11.54%       (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
       2004 ...............        1.30%              30        10.34                  310     3.23%           3.39%       (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Gartmore GVIT ID Moderate Fund - Class II
       2004 ...............        1.30%          47,710   $     10.77      $      513,679     2.23%           7.67%       (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
       2004 ...............        1.30%          48,890         11.00             537,718     1.75%           9.99%       (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
       2004 ...............        1.30%           1,048         10.57              11,073     1.90%           5.66%       (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
       2004 ...............   0.95% to 1.50%      13,825    10.62 to 10.42         145,621     2.23%      7.46% to   6.86%
       2003 ...............   0.95% to 1.50%      10,009     9.89 to  9.75          98,367     1.58%     17.29% to  16.64%
       2002 ...............   1.20% to 1.50%       7,874     8.36 to  8.40          66,041     2.25%    -13.63% to -13.37%
       2001 ...............   1.20% to 1.30%       8,363     9.69 to  9.70          81,050     1.08%     -3.09% to  -3.05% (a)
Gartmore ID Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.60%      76,169     9.88 to  9.61         745,692     1.77%     12.92% to  12.18%
       2003 ...............   0.95% to 1.50%      47,094     8.75 to  8.60         409,355     1.12%     30.44% to  29.72%
       2002 ...............   0.95% to 1.50%      12,677     6.63 to  6.71          84,519     0.75%    -19.63% to -19.18%
       2001 ...............   1.20% to 1.40%       1,341     8.25 to  8.28          11,072     0.34%    -12.69% to -12.52%
Gartmore ID Conservative Fund - Service Class
       2004 ...............   0.95% to 1.55%     124,360    11.19 to 10.90       1,381,387     2.24%      3.78% to   3.15%
       2003 ...............   0.95% to 1.50%      73,292    10.78 to 10.59         787,586     2.03%      6.63% to   6.04%
       2002 ...............   0.95% to 1.45%      32,226    10.00 to 10.11         324,890     7.25%     -0.94% to  -0.44%
       2001 ...............        1.35%              19        10.10                  192     7.29%           0.75%
Gartmore ID Moderate Fund - Service Class
       2004 ...............   0.95% to 1.75%     408,308    10.58 to 10.22       4,281,135     2.10%      8.38% to   7.50%
       2003 ...............   0.95% to 1.75%     109,099     9.76 to  9.51       1,057,085     1.90%     18.57% to  17.61%
       2002 ...............   0.95% to 1.75%      52,794     8.08 to  8.23         433,241     2.51%    -11.14% to -10.41%
       2001 ...............   0.95% to 1.45%      20,377     9.13 to  9.19         187,135     2.13%     -6.14% to  -5.66%
Gartmore ID Moderately Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.85%     156,228    10.21 to  9.83       1,578,276     1.46%     11.03% to  10.02%
       2003 ...............   0.95% to 1.50%     155,282     9.20 to  9.03       1,418,116     1.19%     25.11% to  24.42%
       2002 ...............   0.95% to 1.50%      21,384     7.26 to  7.35         156,352     1.31%    -15.72% to -15.25%
       2001 ...............   1.35% to 1.45%         195     8.62 to  8.63           1,681     1.19%    -10.11% to -10.02%
Gartmore ID Moderately Conservative Fund - Service Class
       2004 ...............   0.95% to 1.65%     112,334    10.98 to 10.66       1,227,135     2.30%      6.04% to   5.30%
       2003 ...............   0.95% to 1.50%      80,598    10.36 to 10.17         831,220     1.27%     12.45% to  11.83%
       2002 ...............   1.20% to 1.45%       9,259     9.10 to  9.16          84,474     2.32%     -5.63% to  -5.39%
       2001 ...............        1.50%             141         9.64                1,360     2.06%          -2.65%
Gartmore International Index Fund - Class A
       2004 ...............   1.10% to 1.90%       4,530     9.60 to  9.27          43,218     0.18%     17.83% to  16.87%
       2003 ...............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429     1.07%     35.53% to  34.43%
       2002 ...............   1.10% to 1.90%         564     5.90 to  6.01           3,377     1.86%    -19.27% to -18.61%
       2001 ...............   1.20% to 1.45%         257     7.35 to  7.38           1,893     0.53%    -23.65% to -23.45%
Gartmore Large Cap Value Fund - Class A
       2004 ...............   0.95% to 1.65%     117,301    13.16 to 12.74       1,500,937     1.05%     14.78% to  13.97%
       2003 ...............   0.95% to 1.90%      99,480    11.47 to 11.07       1,115,437     1.03%     26.81% to  25.60%
       2002 ...............   0.95% to 1.90%      64,810     8.76 to  9.04         572,276     0.84%    -15.43% to -14.61%
       2001 ...............   0.95% to 1.50%      56,771    10.30 to 10.59         589,278     1.05%     -6.22% to  -5.69%
       2000 ...............   1.20% to 1.30%      11,972    10.96 to 11.21         131,235     1.73%     12.11% to  13.95% (a)
Gartmore Mid Cap Market Index Fund - Class A
       2004 ...............   0.95% to 1.90%      64,225    12.17 to 11.69         775,258     0.42%     14.48% to  13.39%
       2003 ...............   0.95% to 1.90%      40,923    10.63 to 10.31         433,003     0.39%     33.11% to  31.83%
       2002 ...............   0.95% to 1.90%      32,942     7.82 to  7.99         262,216     0.43%    -16.89% to -16.08%
       2001 ...............   0.95% to 1.45%       1,678     9.46 to  9.52          15,935     0.74%     -3.21% to  -2.72%
Gartmore Money Market Fund - Prime Shares
       2004 ...............        1.30%         412,803        22.92            9,461,896     0.86%          -0.48%
       2003 ...............        1.30%         464,749        23.03           10,703,514     0.65%          -0.69%
       2002 ...............        1.30%         588,136        23.19           13,639,591     1.09%          -0.19%
       2001 ...............        1.30%         645,265        23.24           14,992,880     3.53%           2.11%
       2000 ...............        1.30%         594,611        22.76           13,530,932     5.24%           4.53%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
  Tax qualified
       2004 ...............        1.30%           5,046   $    28.86       $      145,638     0.86%          -0.48%
       2003 ...............        1.30%           7,279        29.00              211,093     0.65%          -0.69%
       2002 ...............        1.30%          44,653        29.20            1,303,965     1.09%          -0.19%
       2001 ...............        1.30%          13,826        29.26              404,517     3.53%           2.11%
       2000 ...............        1.30%          24,257        28.65              695,065     5.24%           4.53%
  Non-tax qualified
       2004 ...............        1.30%             825        29.04               23,962     0.86%          -0.48%
       2003 ...............        1.30%             827        29.18               24,135     0.65%          -0.69%
       2002 ...............        1.30%             830        29.39               24,405     1.09%          -0.19%
       2001 ...............        1.30%             833        29.44               24,526     3.53%           2.11%
       2000 ...............        1.30%             836        28.84               24,106     5.24%           4.53%
Gartmore Money Market Fund - Service Class
       2004 ...............   0.95% to 2.25%     260,132    10.51 to  9.57       2,706,289     0.46%     -0.28% to  -1.59%
       2003 ...............   0.95% to 2.25%   1,054,174    10.54 to  9.72      11,007,017     0.53%     -0.45% to  -1.76%
       2002 ...............   0.95% to 1.90%     767,343    10.32 to 10.59       8,076,213     0.95%     -0.91% to   0.05%
       2001 ...............   0.95% to 1.75%     456,054    10.44 to 10.58       4,813,949     3.25%      1.57% to   2.40%
       2000 ...............   0.95% to 1.55%     173,280    10.29 to 10.33       1,787,584     3.24%      2.91% to   3.33% (a)
Gartmore Nationwide Fund - Class D
       2004 ...............   0.95% to 1.65%      39,211     9.36 to  9.06         363,697     1.17%      8.73% to   7.96%
       2003 ...............   0.95% to 1.65%      37,314     8.61 to  8.39         319,313     0.81%     25.89% to  25.00%
       2002 ...............   0.95% to 1.90%      14,376     6.67 to  6.84          97,884     0.83%    -18.70% to -17.92%
       2001 ...............   0.95% to 1.80%      24,097     8.21 to  8.33         200,101     0.60%    -13.54% to -12.79%
       2000 ...............   0.95% to 1.45%      10,216     9.52 to  9.56          97,549     0.75%     -4.77% to  -4.45% (a)
  Tax qualified
       2004 ...............        1.30%          48,114       115.11            5,538,559     1.17%           8.35%
       2003 ...............        1.30%          50,848       106.25            5,402,439     0.81%          25.45%
       2002 ...............        1.30%          51,953        84.69            4,400,104     0.83%         -18.21%
       2001 ...............        1.30%          53,874       103.55            5,578,402     0.60%         -13.10%
       2000 ...............        1.30%          56,473       119.15            6,728,781     0.75%          -3.56%
  Non-tax qualified
       2004 ...............        1.30%              56       119.90                6,715     1.17%           8.35%
       2003 ...............        1.30%              56       110.67                6,197     0.81%          25.45%
       2002 ...............        1.30%              60        88.22                5,269     0.83%         -18.21%
       2001 ...............        1.30%              92       107.85                9,922     0.60%         -13.10%
       2000 ...............        1.30%             122       124.11               15,141     0.75%          -3.56%
Gartmore S&P 500 Index Fund - Service Class
       2004 ...............   0.95% to 2.25%     427,342     8.25 to  9.14       3,652,845     1.28%      9.25% to   7.81%
       2003 ...............   0.95% to 2.25%     423,786     7.55 to  8.48       3,324,284     1.02%     26.57% to  24.92%
       2002 ...............   0.95% to 2.05%     374,477     5.79 to  6.96       2,315,159     0.92%    -24.26% to -23.41%
       2001 ...............   0.95% to 1.80%     299,497     7.68 to  9.12       2,460,849     0.69%    -13.92% to -13.17%
       2000 ...............   0.95% to 1.65%     200,543     8.93 to 10.54       1,880,226     0.47%    -10.85% to -10.29% (a)
Gartmore Small Cap Fund - Class A
       2004 ...............   0.95% to 1.65%     231,298    14.50 to 14.02       3,913,587     0.00%     24.57% to  23.69%
       2003 ...............   0.95% to 1.65%     153,649    11.64 to 11.34       2,125,948     0.00%     46.61% to  45.57%
       2002 ...............   0.95% to 1.45%      74,127     7.83 to  9.74         707,046     0.00%    -19.73% to -19.32%
       2001 ...............   0.95% to 1.45%      39,865     9.76 to 12.12         476,153     0.00%     -3.32% to  -2.82%
       2000 ...............   0.95% to 1.30%      23,848    10.11 to 12.51         297,875     0.00%      1.08% to  3.17%  (a)
Gartmore Small Cap Index Fund - Class A
       2004 ...............   0.95% to 1.65%      65,067    12.56 to 12.18         811,847     0.70%     16.64% to  15.82%
       2003 ...............   0.95% to 1.65%      27,945    10.76 to 10.52         298,888     0.49%     44.06% to  43.05%
       2002 ...............   0.95% to 1.50%       7,171     7.38 to  7.47          53,271     1.32%    -22.13% to -21.69%
       2001 ...............   0.95% to 1.50%         846     9.48 to  9.54           8,046     0.72%      0.14% to   0.70%
Gartmore Value Opportunities Fund - Class A
       2004 ...............   0.95% to 1.60%      45,590    13.95 to 13.57         632,586     0.07%     12.33% to  11.59%
       2003 ...............   0.95% to 1.60%      15,946    12.42 to 12.16         196,853     0.07%     35.40% to  34.51%
       2002 ...............   0.95% to 1.60%       4,444     9.04 to  9.17          40,469     0.68%    -15.73% to -15.18%
       2001 ...............   1.25% to 1.50%         313    10.74 to 10.78           3,366     0.53%      0.31% to   0.57%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
INVESCO Dynamics Fund - Investor Class
       2004 ...............   0.95% to 1.70%     721,091   $ 5.77 to  5.57  $    6,175,372     0.00%     10.88% to  10.04%
       2003 ...............   0.95% to 1.70%     833,176     5.20 to  5.06       6,557,162     0.00%     36.96% to  35.93%
       2002 ...............   0.95% to 1.70%     758,031     3.72 to  7.09       4,438,708     0.00%    -34.22% to -33.72%
       2001 ...............   0.95% to 1.80%     857,934     5.65 to 10.74       7,890,231     0.00%    -34.11% to -33.53%
       2000 ...............   0.95% to 1.65%     769,129     8.58 to 16.22      11,510,996     0.00%    -14.21% to  -8.96% (a)
INVESCO Small Company Growth Fund - Investor Class
       2004 ...............   0.95% to 1.60%      76,283     6.96 to  6.75         526,465     0.00%     11.97% to  11.23%
       2003 ...............   0.95% to 1.65%      92,094     6.22 to  6.06         569,039     0.00%     32.23% to  31.29%
       2002 ...............   0.95% to 1.65%     288,252     4.61 to  4.70       1,346,521     0.00%    -32.52% to -32.04%
       2001 ...............   0.95% to 1.65%      51,770     6.84 to  6.92         357,182     0.00%    -22.23% to -21.67%
       2000 ...............   0.95% to 1.65%      27,458     8.79 to  8.83         242,305     0.00%    -12.06% to -11.65% (a)
INVESCO Total Return Fund - Investor Class
       2004 ...............   0.95% to 2.05%      34,578     9.92 to  9.42         338,932     1.28%      2.76% to   1.62%
       2003 ...............   0.95% to 2.05%      43,049     9.66 to  9.27         411,647     1.49%     15.31% to  14.03%
       2002 ...............   0.95% to 2.05%      44,076     8.13 to  8.37         366,162     1.67%    -14.24% to -13.28%
       2001 ...............   0.95% to 1.70%      28,394     9.54 to  9.66         272,989     1.83%     -2.62% to  -1.88%
       2000 ...............   0.95% to 1.45%      12,698     9.81 to  9.84         124,767     1.21%     -1.92% to  -1.59% (a) (b)
Janus Adviser Balanced Fund
       2004 ...............   0.95% to 1.90%     127,676    10.35 to  9.93       1,308,970     1.53%      7.39% to   6.36%
       2003 ...............   0.95% to 1.90%     148,887     9.64 to  9.34       1,427,611     1.93%     12.92% to  11.84%
       2002 ...............   0.95% to 1.70%     107,570     8.39 to  8.53         915,474     2.04%     -8.16% to  -7.46%
       2001 ...............   0.95% to 1.70%      33,047     9.13 to  9.22         304,374     2.69%     -6.47% to  -5.75%
       2000 ...............        0.95%             350         9.78                3,424     0.00%          -2.17%       (a) (b)
Janus Adviser International Fund
       2004 ...............   1.20% to 1.90%       6,398     7.89 to  7.65          50,327     0.08%     18.41% to  17.58%
       2003 ...............   1.20% to 1.50%     109,672     6.66 to  6.60         730,459     0.97%     33.16% to  32.76%
       2002 ...............   1.05% to 1.45%       7,960     4.97 to  5.02          39,797     0.66%    -26.70% to -26.40%
       2001 ...............   1.05% to 1.60%       2,188     6.77 to  6.82          14,898     0.72%    -24.03% to -23.60%
Janus Adviser Worldwide Fund
       2004 ...............   0.95% to 1.90%     132,162     6.39 to  6.14         835,980     0.28%      3.74% to   2.74%
       2003 ...............   0.95% to 1.90%     212,407     6.16 to  5.97       1,299,031     0.63%     21.67% to  20.50%
       2002 ...............   0.95% to 1.90%     189,431     4.96 to  5.06         954,394     0.38%    -27.41% to -26.71%
       2001 ...............   0.95% to 1.80%     153,530     6.84 to  6.91       1,058,035     0.19%    -22.51% to -21.83%
       2000 ...............   0.95% to 1.60%      53,006     8.82 to  8.84         468,310     1.19%    -11.75% to -11.61% (a) (b)
Janus Fund
       2004 ...............   0.95% to 2.05%     710,079     5.67 to  5.38       9,546,393     0.00%      3.69% to   2.54%
       2003 ...............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476     0.00%     30.46% to  29.01%
       2002 ...............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070     0.00%    -29.05% to -28.25%
       2001 ...............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679     0.00%    -27.47% to -26.81%
       2000 ...............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762     1.59%    -30.64% to -16.01%
Janus Twenty Fund
       2004 ...............   0.95% to 1.90%   1,174,936     5.53 to  5.29      24,875,542     0.03%     22.72% to  21.54%
       2003 ...............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027     0.51%     24.12% to  22.93%
       2002 ...............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379     0.59%    -25.47% to -24.74%
       2001 ...............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488     0.72%    -30.49% to -29.88%
       2000 ...............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720     0.00%    -33.29% to -31.21% (a) (b)
Janus Worldwide Fund
       2004 ...............   0.95% to 1.50%     552,324     5.67 to  5.52       7,768,920     0.65%      4.53% to   3.95%
       2003 ...............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603     0.94%     23.06% to  22.37%
       2002 ...............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531     0.72%    -27.13% to -26.72%
       2001 ...............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803     0.02%    -24.04% to -23.61%
       2000 ...............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531     1.28%    -21.61% to -17.95% (a) (b)
Lazard Small Cap Portfolio - Open Shares
       2004 ...............   0.95% to 1.90%     194,132    15.96 to 15.26       3,342,506     0.02%     13.81% to  12.72%
       2003 ...............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176     0.00%     37.25% to  35.93%
       2002 ...............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647     0.00%    -19.39% to -18.60%
       2001 ...............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930     0.13%     15.44% to  16.56%
       2000 ...............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757     0.92%      7.52% to  14.11% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
MFS/(R)/ Strategic Income Fund - Class A+
       2004 ...............        1.30%          69,176        12.88       $      890,884     5.95%           6.91%
       2003 ...............        1.30%          61,538        12.05              741,264     6.42%          12.30%
       2002 ...............        1.30%          39,645        10.73              425,225     6.58%           5.99%
       2001 ...............        1.30%          34,722        10.12              351,384     2.62%           1.20%       (a) (b)
MFS/(R)/ Global Governments Fund - Class A+
       2000 ...............        1.30%          11,595        35.77              414,719     0.00%           0.07%
Nationwide/(R)/ Large Cap Growth Fund - Class A
       2002 ...............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128     0.00%    -29.31% to -29.13%
       2001 ...............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173     0.00%    -21.90% to -21.50%
       2000 ...............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230     0.00%    -25.23% to -24.03% (a)
Nationwide/(R)/ Mutual Funds - Prestige International Fund - Class A
       2000 ...............        1.30%             396        10.53                4,169     2.80%          -2.60%
Neuberger Berman EF - Guardian Fund - Investor Class Shares
       2004 ...............        1.30%         167,914        19.35            3,248,495     0.29%          14.55%
       2003 ...............        1.30%         193,335        16.89            3,265,121     0.29%          33.38%
       2002 ...............        1.30%         241,595        12.66            3,058,980     0.82%         -26.71%
       2001 ...............        1.30%         291,417        17.28            5,034,831     0.81%          -3.13%
       2000 ...............        1.30%         321,714        17.84            5,737,780     0.62%          -3.13%
Neuberger Berman EF - Partners Fund - Investor Class Shares
       2004 ...............        1.30%         185,415        29.51            5,470,922     0.70%          17.66%
       2003 ...............        1.30%         201,663        25.08            5,057,026     0.03%          34.11%
       2002 ...............        1.30%         209,534        18.70            3,917,971     0.15%         -25.80%
       2001 ...............        1.30%         247,749        25.20            6,243,516     0.36%          -4.29%
       2000 ...............        1.30%         250,980        26.33            6,608,638     0.63%          -0.73%
Neuberger Berman ET - Genesis Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%     738,855    19.39 to 18.54      14,615,405     0.00%     17.55% to  16.42%
       2003 ...............   0.95% to 1.90%     606,006    16.49 to 15.92      10,220,042     0.00%     30.40% to  29.16%
       2002 ...............   0.95% to 1.90%     507,180    12.33 to 13.18       6,601,375     0.00%     -4.84% to  -3.92%
       2001 ...............   0.95% to 1.65%     327,635    13.01 to 13.76       4,458,041     0.00%     10.22% to  11.01%
       2000 ...............   0.95% to 1.45%     130,513    11.82 to 12.44       1,618,992     0.00%     18.19% to  30.78% (a)
Neuberger Berman ET - Guardian Fund - Trust Class Shares
       2004 ...............   0.95% to 1.50%      39,609    10.27 to 10.01         402,509     0.22%     14.83% to  14.20%
       2003 ...............   0.95% to 1.55%      39,493     8.95 to  8.75         350,024     0.20%     33.73% to  32.92%
       2002 ...............   0.95% to 1.55%      39,007     6.58 to  6.69         259,236     0.88%    -27.06% to -26.61%
       2001 ...............   0.95% to 1.55%      26,591     9.02 to  9.11         241,440     0.97%     -3.46% to  -2.86%
       2000 ...............   0.95% to 1.45%       6,805     9.35 to  9.38          63,775     0.43%     -6.48% to  -6.17% (a)
Neuberger Berman ET - Partners Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%      31,510    11.47 to 10.97         358,723     0.66%     17.89% to  16.76%
       2003 ...............   0.95% to 1.90%      23,117     9.73 to  9.39         223,623     0.00%     34.37% to  33.09%
       2002 ...............   0.95% to 1.90%      20,457     7.06 to  7.24         147,302     0.00%    -26.34% to -25.62%
       2001 ...............   0.95% to 1.45%      19,125     9.65 to  9.74         185,603     0.29%     -4.66% to  -4.17%
       2000 ...............   0.95% to 1.20%       4,165    10.14 to 10.16          42,290     1.22%      1.43% to  1.60%  (a)
Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares
       2004 ...............   0.95% to 1.40%       7,845    11.31 to 11.28          88,574     0.02%     13.13% to  12.79% (a) (b)
Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares
       2004 ...............        1.30%          90,347        14.25            1,287,763     3.60%          -0.39%
       2003 ...............        1.30%          97,423        14.31            1,394,009     3.71%           1.20%
       2002 ...............        1.30%          89,370        14.14            1,263,616     4.77%           3.74%
       2001 ...............        1.30%          87,855        13.63            1,197,430     5.09%           6.99%
       2000 ...............        1.30%          60,106        12.74              765,668     5.35%           5.32%
Oppenheimer Capital Appreciation Fund A
       2004 ...............   0.95% to 1.80%     327,920     7.77 to  7.49       2,533,507     0.00%      5.45% to   4.54%
       2003 ...............   0.95% to 1.80%     213,208     7.37 to  7.17       1,565,653     0.00%     28.23% to  27.13%
       2002 ...............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983     0.00%    -27.59% to -26.96%
       2001 ...............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399     0.00%    -14.19% to -13.53%
       2000 ...............        1.10%             587         9.10                5,342     0.00%          -9.00%       (a) (b)
Oppenheimer Champion Income Fund A
       2004 ...............   0.95% to 1.45%      12,480    12.16 to 12.06         151,387     7.34%      8.17% to   7.63%
       2003 ...............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749     5.79%     12.45% to  12.06% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Oppenheimer Global Fund A
       2004 ...............   0.95% to 1.90%     625,115   $10.65 to 10.18  $   16,086,858     0.54%     17.54% to  16.42%
       2003 ...............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357     0.80%     41.72% to  39.86%
       2002 ...............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926     0.00%    -23.92% to -23.19%
       2001 ...............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609     0.00%    -13.49% to -12.64%
       2000 ...............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947     0.01%     -5.19% to   2.72% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 4
       2004 ...............   0.95% to 2.25%     298,367    11.57 to 11.47       3,445,679     0.00%     15.69% to  14.68% (a) (b)
Oppenheimer Strategic Income Fund - Class A
       2004 ...............   0.95% to 1.45%      27,596    13.84 to 13.54         378,215     7.32%      8.58% to   8.03%
       2003 ...............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385     4.89%     18.46% to  17.86%
       2002 ...............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479     6.94%      5.30% to   5.56%
       2001 ...............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590    15.96%      2.06% to   2.27%
Phoenix-Oakhurst Balanced Fund - Class A
       2004 ...............        1.30%          58,000        19.46            1,128,718     2.21%           5.77%
       2003 ...............        1.30%          53,906        18.40              991,782     2.02%          17.06%
       2002 ...............        1.30%          48,209        15.72              757,712     2.61%         -12.71%
       2001 ...............        1.30%          48,287        18.01              869,481     2.71%           0.59%
       2000 ...............        1.30%          49,220        17.90              881,067     2.56%          -1.67%
PIMCO Total Return Fund - Class A
       2004 ...............   0.95% to 2.25%     294,143    13.19 to 11.87       3,848,466     2.08%      3.65% to   2.29%
       2003 ...............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697     2.94%      4.07% to   2.70%
       2002 ...............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691     3.28%      7.67% to   8.60%
       2001 ...............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700     7.24%      7.33% to   7.93%
       2000 ...............        0.95%             328        10.43                3,422     0.00%           4.34%       (a) (b)
Putnam International Equity Fund - Class A
       2004 ...............   1.45% to 1.50%         265    14.48 to 14.47           3,838     0.03%     14.55% to  14.49%
       2003 ...............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866     3.32%     26.65% to  26.39% (a) (b)
Putnam Voyager Fund - Class A
       2004 ...............   0.95% to 1.20%       8,723    12.22 to 12.17         106,490     0.00%      3.80% to   3.54%
       2003 ...............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971     0.00%     17.71% to  17.31% (a) (b)
Strong Advisor Common Stock Fund - Class Z
       2004 ...............   0.95% to 1.90%     319,273    11.20 to 10.70       4,395,409     0.00%      8.91% to   7.87%
       2003 ...............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020     0.00%     37.38% to  36.07%
       2002 ...............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786     0.00%    -20.80% to -20.03%
       2001 ...............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330     0.00%     -3.38% to  -2.64%
       2000 ...............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354     0.28%     -4.20% to  -2.48% (a) (b)
Strong Advisor Mid Cap Growth Fund - Class Z
       2004 ...............   0.95% to 1.50%      63,387     5.10 to  4.98         320,230     0.00%     17.28% to  16.63%
       2003 ...............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739     0.00%     32.98% to  32.24%
       2002 ...............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785     0.00%    -38.63% to -38.32%
       2001 ...............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464     0.00%    -31.87% to -31.63%
       2000 ...............        1.10%             530         7.73                4,099     0.00%         -22.65%       (a) (b)
Strong Growth and Income Fund
       2004 ...............   0.95% to 1.85%      36,418     7.11 to  6.84         256,955     0.48%      7.85% to   6.87%
       2003 ...............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102     0.19%     23.26% to  22.14%
       2002 ...............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434     0.01%    -22.97% to -22.57%
       2001 ...............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241     0.00%    -21.23% to -20.83%
Strong Growth Fund
       2004 ...............   0.95% to 1.45%       1,702    11.07 to 11.00          18,787     0.00%     11.50% to  10.93%
Strong Large Cap Growth Fund
       2004 ...............        1.30%          89,847        22.41            2,013,457     0.00%           7.23%
       2003 ...............        1.30%         104,342        20.90            2,180,594     0.00%          25.19%
       2002 ...............        1.30%         109,741        16.69            1,832,011     0.00%         -30.81%
       2001 ...............        1.30%         139,555        24.13            3,367,016     0.00%         -33.16%
       2000 ...............        1.30%         151,240        36.09            5,458,905     0.00%         -14.53%
Templeton Foreign Fund - Class A
       2004 ...............   0.95% to 1.65%     363,832    13.08 to 12.66       6,474,126     1.75%     17.02% to  16.19%
       2003 ...............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490     1.99%     29.28% to  28.36%
       2002 ...............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982     1.65%    -10.02% to  -9.51%
       2001 ...............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972     2.52%     -9.40% to  -8.80%
       2000 ...............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312     2.24%     -4.91% to   4.78% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Van Kampen Growth and Income Fund - Class A
       2004 ...............   0.95% to 1.85%     107,166   $14.02 to 13.81  $    1,500,210     1.14%     12.86% to  11.83%
       2003 ...............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848     0.59%     24.24% to  23.82% (a)
Van Kampen Mid Cap Growth Fund - Class A
       2004 ...............   0.95% to 1.55%       9,302    14.74 to 14.59         136,813     0.00%     19.88% to  19.15%
       2003 ...............   0.95% to 1.45%       1,518    12.30 to 12.26          18,651     0.00%     22.98% to  22.57% (a)
Van Kampen Real Estate Securities Fund - Class A
       2004 ...............   0.95% to 1.90%      38,415    17.29 to 17.01         661,824     1.32%     35.38% to  34.08%
       2003 ...............   0.95% to 1.65%       5,655    12.77 to 12.71          72,097     2.27%     27.69% to  27.09% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
       2000 ...............   1.30% to 1.45%       6,012     9.48 to 10.53          63,184     0.46%    -12.16% to  -7.70%
Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
       2004 ...............   0.95% to 1.45%      11,284    13.73 to 13.61         154,603     0.00%     12.18% to  11.62%
       2003 ...............   1.20% to 1.25%         747    12.22 to 12.21           9,125     0.00%     22.16% to  22.12% (a)
                                                                            --------------

2004 Reserves for annuity contracts in payout .............................         86,864
                                                                            --------------
2004 Contract owners' equity .............................................. $  343,538,465
                                                                            ==============
2003 Reserves for annuity contracts in payout .............................         86,845
                                                                            --------------
2003 Contract owners' equity .............................................. $  328,058,126
                                                                            ==============
2002 Reserves for annuity contracts in payout .............................         76,586
                                                                            --------------
2002 Contract owners' equity .............................................. $  261,873,293
                                                                            ==============
2001 Reserves for annuity contracts in payout .............................        112,595
                                                                            --------------
2001 Contract owners' equity .............................................. $  321,523,190
                                                                            ==============
2000 Reserves for annuity contracts in payout .............................        154,401
                                                                            --------------
2000 Contract owners' equity .............................................. $  358,914,405
                                                                            ==============

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS/(R)/ Strategic Income Fund - Class A was substituted for the MFS/(R)/ Global Governments Fund - Class A. The financial highlights present data for the MFS/(R)/ Global Governments Fund - Class A through 2000 and MFS/(R)/ Strategic Income Fund - Class A thereafter.





             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

          (a) All financial statements are included in Parts A and B of the Registration Statement:


               Nationwide Variable Account:

                    Report of Independent Registered Public Accounting Firm.

                    Statement of Assets, Liabilities and Contract Owners' Equity
                         as of December 31, 2004.

                    Statements of Operations for the year ended December 31,
                         2004.

                    Statements of Changes in Contract Owners' Equity for the
                         years ended December 31, 2004 and 2003.

                    Notes to Financial Statements.


               Nationwide Life Insurance Company and subsidiaries:

                    Report of Independent Registered Public Accounting Firm.

                    Consolidated Balance Sheets as of December 31, 2004 and
                         2003.

                    Consolidated Statements of Income for the years ended
                         December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Shareholder's Equity for the
                         years ended December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Cash Flows for the years ended
                         December 31, 2004, 2003 and 2002.

                    Notes to Consolidated Financial Statements.

          (b)  Exhibits

               (1)  Resolution of the Depositor's Board of Directors
                    authorizing the establishment of the Registrant           *

               (2)  Not Applicable

               (3)  Underwriting or Distribution of contracts between the
                    Depositor and Principal Underwriter                      **

               (4)  The form of the variable annuity contract                 *

               (5)  Variable Annuity Application                              *

               (6)  Articles of Incorporation of Depositor                    *

               (7)  Not Applicable

               (8)  Not Applicable

               (9)  Opinion of Counsel                                        *

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable


               *Filed previously with this Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

               **Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


          Arden L. Shisler, Chairman of the Board
          W.G. Jurgensen, Director and Chief Executive Officer
          Mark R. Thresher, President and Chief Operating Officer
          Patricia R. Hatler, Executive Vice President and Chief Legal and
               Governance Officer
          Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
          W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
          J. Stephen Baine, Senior Vice President-Corporate Strategy
          James R. Burke, Senior Vice President-P/C Strategic Planning and
               Operations
          David A. Diamond, Senior Vice President
          Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
          Peter A. Golato, Senior Vice President-Individual Protection Business
               Head
          J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
          Kelly A. Hamilton, Senior Vice President-PC Finance
          David K. Hollingsworth, Senior Vice President-PCIO Brokerage
               Operations & Sponsor Relations
          David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
          M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
          Gale V. King, Senior Vice President-Property and Casualty Human
               Resources
          Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
               Operations
          Duane C. Meek, Senior Vice President-Group Business Head
          Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
          R. Dennis Noice, Senior Vice President-NF Systems
          Mark D. Phelan, Senior Vice President-Individual Investments Business
               Head
          Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
               Delivery
          Gary I. Siroko, Senior Vice President-CIO Strategic Investments
          John S. Skubik, Senior Vice President-Consumer Finance
          Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
               Management
          Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
          James G. Brocksmith, Jr., Director
          Keith W. Eckel, Director
          Lydia M. Marshall, Director
          Donald L. McWhorter, Director
          Martha James Miller de Lombera, Director
          David O. Miller, Director
          James F. Patterson, Director
          Gerald D. Prothro, Director
          Alex Shumate, Director

          The business address of the Directors and Officers of the Depositor is: One Nationwide Plaza, Columbus, Ohio 43215

Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
             OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 12,376 and 0, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account              Nationwide VL Separate Account-C
    Nationwide Variable Account              Nationwide VL Separate Account-D
    Nationwide Variable Account-II           Nationwide VL Separate Account-G
    Nationwide Variable Account-4            Nationwide VLI Separate Account-2
    Nationwide Variable Account-5            Nationwide VLI Separate Account-3
    Nationwide Variable Account-6            Nationwide VLI Separate Account-4
    Nationwide Variable Account-7            Nationwide VLI Separate Account-5
    Nationwide Variable Account-8            Nationwide VLI Separate Account-6
    Nationwide Variable Account-9            Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216


Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).
              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:


We consent to the use of our reports for Nationwide Variable Account dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 2-58043). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.




KPMG LLP

Columbus, Ohio
April 25, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2005.

                                                    NATIONWIDE VARIABLE ACCOUNT
                           ----------------------------------------------------
                                                            (Registrant)

                                              NATIONWIDE LIFE INSURANCE COMPANY
                           ----------------------------------------------------
                                                             (Depositor)

                                                  By  /s/ JAMIE RUFF CASTO, Esq.
                           ----------------------------------------------------
                                                          Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                         By /s/ JAMIE RUFF CASTO
                          ------------------------------------------------------
                                                            Jamie Ruff Casto
                                                            Attorney-in-Fact